The Income Fund of America®
Investment portfolio
October 31, 2024
unaudited

Common stocks 71.77% Financials 15.78%	Shares	Value (000)
JPMorgan Chase & Co.	11,627,872	$2,580,457
Goldman Sachs Group, Inc.	2,476,212	1,282,158
CME Group, Inc., Class A	5,455,993	1,229,563
BlackRock, Inc.	1,248,097	1,224,421
Fifth Third Bancorp	27,076,935	1,182,720
Brookfield Asset Management, Ltd., Class A	20,433,404	1,083,788
Apollo Asset Management, Inc.	5,915,679	847,480
Ares Management Corp., Class A	4,990,000	836,723
Mizuho Financial Group, Inc.	33,754,300	704,848
Carlyle Group, Inc. (The)	13,610,386	680,928
Synchrony Financial	11,302,951	623,245
Royal Bank of Canada[1]	4,840,263	585,379
CaixaBank, SA, non-registered shares	89,431,759	544,219
Citizens Financial Group, Inc.	11,998,604	505,381
Morgan Stanley	4,286,218	498,273
Blackstone, Inc.	2,930,100	491,524
AXA SA	10,890,914	408,307
ING Groep NV	19,494,133	330,907
Progressive Corp.	1,315,000	319,321
Zurich Insurance Group AG	499,352	296,105
Banco Bilbao Vizcaya Argentaria, SA	26,183,869	260,787
Great-West Lifeco, Inc.	6,839,871	229,510
Manulife Financial Corp.	7,324,303	213,940
American International Group, Inc.	2,796,400	212,191
Citigroup, Inc.	3,000,000	192,510
Skandinaviska Enskilda Banken AB, Class A	13,042,780	184,298
Fidelity National Information Services, Inc.	2,000,000	179,460
Partners Group Holding AG	126,078	174,852
National Bank of Canada	1,819,681	173,558
3i Group PLC	4,110,000	168,232
B3 SA - Brasil, Bolsa, Balcao	81,826,000	150,321
NatWest Group PLC	30,000,000	141,943
Power Corporation of Canada, subordinate voting shares	4,335,000	137,022
DBS Group Holdings, Ltd.	4,634,630	133,381
ICICI Securities, Ltd.	10,919,000	112,555
T&D Holdings, Inc. (Japan)	6,740,400	106,996
Nordnet AB	5,000,000	104,518
Macquarie Group, Ltd.	674,432	101,789
Bank of America Corp.	2,357,042	98,571
PNC Financial Services Group, Inc.	504,894	95,056
Islandsbanki hf.[2]	100,744,765	92,703
Münchener Rückversicherungs-Gesellschaft AG	172,027	88,138
Qualitas Controladora, SAB de CV	12,253,781	85,730
KB Financial Group, Inc.	1,289,819	83,671
Bank Rakyat Indonesia (Persero) Tbk PT	245,842,000	75,138
National Bank of Greece SA	8,041,354	62,539
The Income Fund of America — Page 1 of 69

unaudited
Common stocks (continued) Financials (continued)	Shares	Value (000)
China Merchants Bank Co., Ltd., Class A	10,651,186	$55,938
Toronto-Dominion Bank (The) (CAD denominated)	968,362	53,532
KKR & Co., Inc.	164,019	22,674
BB Seguridade Participações SA	3,300,000	19,563
Brookfield Corp., Class A	207,530	10,999
Lazard, Inc., Class A	89,606	4,748
Sberbank of Russia PJSC[3]	25,683,200	— [4]
		20,082,610
Consumer staples 8.45%
Philip Morris International, Inc.	27,910,093	3,703,669
Procter & Gamble Co.	5,059,883	835,792
Nestlé SA	7,338,656	693,947
General Mills, Inc.	8,147,815	554,214
Coca-Cola Co.	8,333,900	544,287
Sysco Corp.	7,114,633	533,242
Target Corp.	3,533,500	530,166
Altria Group, Inc.	8,531,853	464,645
Keurig Dr Pepper, Inc.	11,740,528	386,850
PepsiCo, Inc.	2,134,692	354,530
Mondelez International, Inc., Class A	4,865,477	333,188
Kimberly-Clark Corp.	2,411,595	323,588
Bunge Global SA	2,981,639	250,517
Kenvue, Inc.	10,008,914	229,504
Pernod Ricard SA1	1,491,000	186,177
Diageo PLC	4,498,378	140,258
Conagra Brands, Inc.	4,527,100	131,014
Unilever PLC	2,000,000	122,405
Kraft Heinz Co. (The)	3,351,000	112,125
British American Tobacco PLC	2,459,890	85,667
Tyson Foods, Inc., Class A	1,435,984	84,134
Scandinavian Tobacco Group A/S	4,227,973	63,578
WH Group, Ltd.	49,532,000	38,370
Imperial Brands PLC	998,111	30,078
Viva Wine Group AB1,2	4,500,000	17,993
		10,749,938
Health care 7.13%
Gilead Sciences, Inc.	31,514,211	2,799,092
AbbVie, Inc.	6,711,421	1,368,257
AstraZeneca PLC	8,732,500	1,241,516
CVS Health Corp.	16,423,334	927,261
Sanofi[1]	7,553,298	796,948
Medtronic PLC	6,179,636	551,532
Pfizer, Inc.	14,326,000	405,426
Merck & Co., Inc.	3,949,000	404,062
Amgen, Inc.	466,652	149,403
Danaher Corp.	492,510	120,990
GSK PLC	6,175,862	112,826
Takeda Pharmaceutical Co., Ltd.	3,008,400	83,801
Rotech Healthcare, Inc.[2,3,5,6]	543,172	50,336
Endo, Inc.[5]	1,154,586	28,888
Endo, Inc., 1L 7.50% Escrow[3,5]	79,502,000	— [4]
The Income Fund of America — Page 2 of 69

unaudited
Common stocks (continued) Health care (continued)	Shares	Value (000)
Solventum Corp.[5]	391,217	$28,395
Sandoz Group AG	167,000	7,619
		9,076,352
Industrials 6.72%
BAE Systems PLC	112,929,949	1,821,051
Lockheed Martin Corp.	2,258,400	1,233,199
RTX Corp.	6,897,398	834,516
Siemens AG	2,358,468	457,819
Paychex, Inc.	2,755,438	383,915
Johnson Controls International PLC	4,858,318	367,046
L3Harris Technologies, Inc.	1,393,700	344,899
3M Co.	2,181,535	280,262
Volvo AB, Class B	10,044,044	260,728
Deutsche Post AG	6,459,921	259,498
Caterpillar, Inc.	585,130	220,126
Emerson Electric Co.	2,025,800	219,333
United Parcel Service, Inc., Class B	1,615,000	216,507
Southwest Airlines Co.	6,965,000	212,990
Watsco, Inc.	439,018	207,660
Norfolk Southern Corp.	818,000	204,852
SGS SA	1,903,508	202,067
Bureau Veritas SA	3,782,527	119,698
ITOCHU Corp.[1]	2,307,100	113,802
Ventia Services Group Pty, Ltd.	34,829,353	104,362
PACCAR, Inc.	995,870	103,849
Fluidra, SA, non-registered shares	3,750,000	100,961
Valmet OYJ[1]	2,850,000	72,601
ManpowerGroup, Inc.	1,102,832	69,313
Robert Half, Inc.	1,001,335	68,201
Inwido AB	2,500,000	45,401
Regal Rexnord Corp.	134,000	22,316
General Dynamics Corp.	35,000	10,206
		8,557,178
Information technology 6.61%
Broadcom, Inc.	15,710,610	2,667,190
Taiwan Semiconductor Manufacturing Co., Ltd.	52,203,300	1,641,602
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	1,543,000	294,003
Microsoft Corp.	4,056,520	1,648,367
Texas Instruments, Inc.	3,516,634	714,439
International Business Machines Corp.	1,964,956	406,196
MediaTek, Inc.	9,524,000	372,806
Seagate Technology Holdings PLC	3,126,284	313,785
Diebold Nixdorf, Inc.[2,5]	4,521,627	209,261
Tokyo Electron, Ltd.	693,000	103,038
GlobalWafers Co., Ltd.	3,029,000	39,140
		8,409,827
Energy 6.50%
EOG Resources, Inc.	17,128,963	2,089,048
Canadian Natural Resources, Ltd. (CAD denominated)	32,762,169	1,114,151
Exxon Mobil Corp.	9,473,884	1,106,360
Chevron Corp.	5,626,618	837,353
Tourmaline Oil Corp.[1]	12,201,319	562,504
The Income Fund of America — Page 3 of 69

unaudited
Common stocks (continued) Energy (continued)	Shares	Value (000)
Baker Hughes Co., Class A	14,583,554	$555,342
TotalEnergies SE	7,231,700	452,332
ConocoPhillips	3,406,321	373,128
Shell PLC (GBP denominated)	10,087,086	335,549
Enbridge, Inc.	5,000,000	202,000
Expand Energy Corp.[1]	2,318,142	196,393
TC Energy Corp. (CAD denominated)	2,809,180	130,659
Pembina Pipeline Corp.	3,095,078	129,485
Diamondback Energy, Inc.	488,299	86,317
Ascent Resources - Utica, LLC, Class A3,6	1,102,146	40,030
HF Sinclair Corp.	1,022,000	39,460
South Bow Corp. (CAD denominated)[5]	561,835	14,030
Altera Infrastructure, LP3,5	80,900	6,208
Mesquite Energy, Inc.[3,5]	25,913	1,469
Bighorn Permian Resources, LLC[3]	17,183	— [4]
		8,271,818
Utilities 5.25%
FirstEnergy Corp.	21,365,934	893,737
DTE Energy Co.	6,750,246	838,516
Brookfield Infrastructure Partners, LP	22,376,603	766,752
National Grid PLC	60,515,591	760,571
Dominion Energy, Inc.	8,592,378	511,504
Pinnacle West Capital Corp.	4,116,892	361,504
AES Corp.	20,299,848	334,745
Veolia Environnement SA1	10,327,284	327,173
Edison International	3,711,285	305,810
Duke Energy Corp.	2,449,457	282,349
E.ON SE	17,077,179	230,650
SSE PLC	9,119,982	206,880
Southern Co. (The)	2,228,106	202,824
CenterPoint Energy, Inc.	6,281,498	185,493
Public Service Enterprise Group, Inc.	1,750,000	156,468
NextEra Energy, Inc.	1,892,541	149,984
Engie SA	8,000,000	134,035
Talen Energy Corp.[1,5]	175,287	31,790
		6,680,785
Consumer discretionary 4.59%
Home Depot, Inc.	4,247,638	1,672,507
Industria de Diseño Textil, SA	17,173,607	978,614
Restaurant Brands International, Inc.	13,232,349	920,310
Darden Restaurants, Inc.	5,647,758	903,754
McDonald’s Corp.	1,586,539	463,444
Hyundai Motor Co.	1,188,000	181,721
Starbucks Corp.	1,754,657	171,430
Hasbro, Inc.	2,085,240	136,854
Compagnie Financière Richemont SA, Class A	888,595	129,629
Domino’s Pizza Group PLC[2]	30,671,123	119,106
Midea Group Co., Ltd., Class A	7,780,490	78,117
Puuilo OYJ[2]	5,509,640	55,262
Party City Holdco, Inc.[2,3,5]	1,566,483	26,286
Party City Holdco, Inc.[2,3,5,7]	15,639	262
The Income Fund of America — Page 4 of 69

unaudited
Common stocks (continued) Consumer discretionary (continued)	Shares	Value (000)
NMG Parent, LLC[5]	67,256	$8,071
MYT Holding Co., Class B5	2,070,418	248
		5,845,615
Communication services 3.89%
Comcast Corp., Class A	37,611,683	1,642,502
Publicis Groupe SA	9,270,048	988,448
AT&T, Inc.	34,958,685	787,969
Koninklijke KPN NV	137,211,139	536,163
Deutsche Telekom AG	12,658,808	383,322
Verizon Communications, Inc.	6,742,000	284,040
NetEase, Inc. (ADR)	1,781,263	143,409
NetEase, Inc.	8,012,100	128,535
Singapore Telecommunications, Ltd.	25,850,000	61,177
Cumulus Media, Inc., Class A5	217,532	255
Clear Channel Outdoor Holdings, Inc.[5]	152,827	225
		4,956,045
Real estate 3.49%
Crown Castle, Inc. REIT	6,549,866	704,045
VICI Properties, Inc. REIT	20,756,539	659,228
Extra Space Storage, Inc. REIT	3,519,842	574,790
Prologis, Inc. REIT	4,750,565	536,529
Iron Mountain, Inc. REIT	3,067,169	379,501
American Tower Corp. REIT	1,389,901	296,799
Public Storage REIT	879,684	289,469
Lamar Advertising Co. REIT, Class A	2,003,322	264,439
Lineage, Inc. REIT[1]	3,498,100	258,999
UDR, Inc. REIT	3,996,282	168,603
CTP NV	7,605,851	126,872
Gaming and Leisure Properties, Inc. REIT	2,290,433	114,957
Safestore Holdings PLC	6,000,000	62,527
WeWork, Inc.[3,5]	796,654	10,221
		4,446,979
Materials 3.36%
Agnico Eagle Mines, Ltd./ Mines Agnico Eagle Limitee	9,830,897	848,549
Rio Tinto PLC	6,554,194	424,025
Packaging Corporation of America	1,670,448	382,432
Air Products and Chemicals, Inc.	1,210,386	375,861
Barrick Gold Corp.	16,415,500	317,148
Holcim, Ltd.	3,213,927	317,002
Southern Copper Corp.	2,595,499	284,337
Dow, Inc.	5,085,000	251,097
International Paper Co.	3,922,684	217,866
Lundin Mining Corp.	20,515,578	199,505
Glencore PLC	36,968,097	192,640
Newmont Corp.	3,300,000	149,952
Smurfit Westrock PLC	2,000,000	103,000
International Flavors & Fragrances, Inc.	753,785	74,949
Eastman Chemical Co.	612,651	64,384
Venator Materials PLC[2,3,5]	53,540	27,583
The Income Fund of America — Page 5 of 69

unaudited
Common stocks (continued) Materials (continued)	Shares	Value (000)
UPM-Kymmene OYJ	818,500	$23,987
Solidcore Resources PLC[5]	6,162,000	22,060
		4,276,377
Total common stocks (cost: $58,802,338,000)		91,353,524
Preferred securities 0.09% Financials 0.08%
Citigroup, Inc., 11.221% preferred shares[8]	2,245,277	68,010
Itaú Unibanco Holding SA, preferred nominative shares	3,172,372	19,218
AH Parent, Inc., Class A, 10.50% perpetual cumulative preferred shares[3,5,6,9]	17,970	17,970
		105,198
Industrials 0.01%
ACR III LSC Holdings, LLC, Series B, preferred shares[3,5,7]	3,259	5,390
Consumer discretionary 0.00%
MYT Holdings, LLC, Series A, 10.00% preferred shares[5]	1,427,896	1,233
Total preferred securities (cost: $94,571,000)		111,821
Rights & warrants 0.00% Consumer discretionary 0.00%
NMG Parent, LLC, warrants, expire 9/24/2027[3,5]	75,844	— [4]
Energy 0.00%
Constellation Oil Services Holding SA, Class D, warrants, expire 6/10/2071[3,5]	28	— [4]
Total rights & warrants (cost: $460,000)		— [4]
Convertible stocks 0.64% Industrials 0.52%
Boeing Co., Series A, convertible preferred depositary shares, 6.00% 10/15/2027	12,332,678	662,635
Materials 0.12%
Albemarle Corp., Class A, cumulative convertible preferred depositary shares, 7.25% 3/1/2027	3,287,100	147,097
Total convertible stocks (cost: $797,588,000)		809,732
Convertible bonds & notes 0.02% Communication services 0.02%	Principal amount (000)
DISH Network Corp., convertible notes, 3.375% 8/15/2026	USD36,000	30,496
Total convertible bonds & notes (cost: $25,860,000)		30,496
The Income Fund of America — Page 6 of 69

unaudited
Bonds, notes & other debt instruments 23.33% Corporate bonds, notes & loans 15.92% Financials 3.11%	Principal amount (000)	Value (000)
AerCap Ireland Capital DAC 6.50% 7/15/2025	USD4,315	$4,354
AerCap Ireland Capital DAC 1.75% 1/30/2026	3,978	3,826
AerCap Ireland Capital DAC 2.45% 10/29/2026	21,944	20,952
AerCap Ireland Capital DAC 6.45% 4/15/2027	16,838	17,435
AG Issuer, LLC 6.25% 3/1/2028[7]	67,717	66,528
AG TTMT Escrow Issuer, LLC 8.625% 9/30/2027[7]	24,566	25,402
AIB Group PLC 7.583% 10/14/2026 (USD-SOFR + 3.456% on 10/14/2025)[7,10]	14,750	15,081
AIB Group PLC 6.608% 9/13/2029 (USD-SOFR + 2.33% on 9/13/2028)[7,10]	450	473
Alliant Holdings Intermediate, LLC 4.25% 10/15/2027[7]	20,465	19,429
Alliant Holdings Intermediate, LLC 6.75% 10/15/2027[7]	55,406	55,248
Alliant Holdings Intermediate, LLC 6.75% 4/15/2028[7]	14,500	14,579
Alliant Holdings Intermediate, LLC 5.875% 11/1/2029[7]	35,215	33,295
Alliant Holdings Intermediate, LLC 7.00% 1/15/2031[7]	21,120	21,280
Alliant Holdings Intermediate, LLC 7.375% 10/1/2032[7]	20,165	20,015
Ally Financial, Inc. 8.00% 11/1/2031	4,026	4,489
Ally Financial, Inc. 6.184% 7/26/2035 (USD-SOFR + 2.29% on 7/26/2034)[10]	13,000	12,982
American Express Co. 6.338% 10/30/2026 (USD-SOFR + 1.33% on 10/30/2025)[10]	11,161	11,319
American Express Co. 6.489% 10/30/2031 (USD-SOFR + 1.94% on 10/30/2030)[10]	8,383	9,033
American International Group, Inc. 5.125% 3/27/2033	7,481	7,481
AmWINS Group, Inc. 6.375% 2/15/2029[7]	12,335	12,404
AmWINS Group, Inc. 4.875% 6/30/2029[7]	55,605	52,389
Aretec Group, Inc. 7.50% 4/1/2029[7]	57,728	55,654
Aretec Group, Inc. 10.00% 8/15/2030[7]	16,170	17,639
AssuredPartners, Inc. 5.625% 1/15/2029[7]	27,866	26,395
AssuredPartners, Inc., Term Loan, (3-month USD CME Term SOFR + 3.50%) 8.345% 2/14/2031[8,11]	15,360	15,401
Athene Global Funding 4.86% 8/27/2026[7]	2,500	2,496
Baldwin Insurance Group Holdings, LLC 7.125% 5/15/2031[7]	5,950	6,075
Banco Santander, SA 2.746% 5/28/2025	2,600	2,568
Banco Santander, SA 5.147% 8/18/2025	3,400	3,406
Bangkok Bank Public Co., Ltd. 3.733% 9/25/2034 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.90% on 9/25/2029)[10]	6,995	6,393
Bank of America Corp. 1.319% 6/19/2026 (USD-SOFR + 1.15% on 6/19/2025)[10]	9,700	9,475
Bank of America Corp. 4.376% 4/27/2028 (USD-SOFR + 1.58% on 4/27/2027)[10]	19,600	19,409
Bank of America Corp. 4.948% 7/22/2028 (USD-SOFR + 2.04% on 7/22/2027)[10]	10,972	11,017
Bank of America Corp. 3.419% 12/20/2028 (3-month USD CME Term SOFR + 1.302% on 12/20/2027)[10]	8,725	8,368
Bank of America Corp. 5.202% 4/25/2029 (USD-SOFR + 1.63% on 4/25/2028)[10]	4,082	4,123
Bank of America Corp. 2.087% 6/14/2029 (USD-SOFR + 1.06% on 6/14/2028)[10]	22,500	20,414
Bank of America Corp. 5.819% 9/15/2029 (USD-SOFR + 1.57% on 9/15/2028)[10]	23,795	24,566
Bank of America Corp. 3.194% 7/23/2030 (3-month USD CME Term SOFR + 1.442% on 7/23/2029)[10]	2,029	1,878
Bank of America Corp. 2.884% 10/22/2030 (3-month USD CME Term SOFR + 1.19% on 10/22/2029)[10]	5,493	4,988
Bank of America Corp. 2.592% 4/29/2031 (USD-SOFR + 2.15% on 4/29/2030)[10]	17,446	15,420
Bank of America Corp. 1.898% 7/23/2031 (USD-SOFR + 1.53% on 7/23/2030)[10]	3,129	2,646
Bank of America Corp. 1.922% 10/24/2031 (USD-SOFR + 1.37% on 10/24/2030)[10]	21,060	17,657
Bank of America Corp. 5.288% 4/25/2034 (USD-SOFR + 1.91% on 4/25/2033)[10]	14,634	14,706
Bank of America Corp. 5.872% 9/15/2034 (USD-SOFR + 1.84% on 9/15/2033)[10]	2,829	2,949
Bank of America Corp. 5.468% 1/23/2035 (3-month USD CME Term SOFR + 1.65% on 1/23/2034)[10]	7,225	7,335
Bank of New York Mellon Corp. 4.975% 3/14/2030 (USD-SOFR + 1.085% on 3/14/2029)[10]	6,954	7,007
Bank of New York Mellon Corp. 5.06% 7/22/2032 (USD-SOFR + 1.23% on 7/22/2031)[10]	10,239	10,286
Block, Inc. 3.50% 6/1/2031	14,380	12,760
Blue Owl Capital Corp. 4.00% 3/30/2025	449	447
Blue Owl Capital Corp. 3.40% 7/15/2026	6,475	6,241
Blue Owl Capital Corp. 2.625% 1/15/2027	20,600	19,283
The Income Fund of America — Page 7 of 69

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Financials (continued)	Principal amount (000)	Value (000)
Blue Owl Capital Corp. 2.875% 6/11/2028	USD1,765	$1,595
Blue Owl Capital Corp. II 4.625% 11/26/2024[7]	2,029	2,028
Blue Owl Capital Corp. III 3.125% 4/13/2027	14,490	13,594
Blue Owl Credit Income Corp. 4.70% 2/8/2027	17,775	17,337
Blue Owl Credit Income Corp. 6.65% 3/15/2031	13,930	14,032
BNP Paribas SA 2.591% 1/20/2028 (USD-SOFR + 1.228% on 1/20/2027)[7,10]	4,493	4,272
BNP Paribas SA 2.159% 9/15/2029 (USD-SOFR + 1.218% on 9/15/2028)[7,10]	8,362	7,499
BNP Paribas SA 5.497% 5/20/2030 (USD-SOFR + 1.59% on 5/20/2029)[7,10]	18,600	18,871
Boost Newco Borrower, LLC 7.50% 1/15/2031[7]	15,025	15,854
BPCE SA 1.625% 1/14/2025[7]	5,475	5,437
BPCE SA 1.652% 10/6/2026 (USD-SOFR + 1.52% on 10/6/2025)[7,10]	4,575	4,428
BPCE SA 5.975% 1/18/2027 (USD-SOFR + 2.10% on 1/18/2026)[7,10]	2,008	2,028
BPCE SA 6.714% 10/19/2029 (USD-SOFR + 2.27% on 10/19/2028)[7,10]	3,500	3,683
BPCE SA 5.748% 7/19/2033 (USD-SOFR + 2.865% on 7/19/2032)[7,10]	750	757
BPCE SA 5.936% 5/30/2035 (USD-SOFR + 1.85% on 5/30/2034)[7,10]	16,975	17,281
CaixaBank, SA 6.208% 1/18/2029 (USD-SOFR + 2.70% on 1/18/2028)[7,10]	5,575	5,744
CaixaBank, SA 5.673% 3/15/2030 (USD-SOFR + 1.78% on 3/15/2029)[7,10]	15,250	15,506
CaixaBank, SA 6.84% 9/13/2034 (USD-SOFR + 2.77% on 9/13/2033)[7,10]	2,200	2,380
CaixaBank, SA 6.037% 6/15/2035 (USD-SOFR + 2.26% on 9/15/2034)[7,10]	3,350	3,438
Canadian Imperial Bank of Commerce 4.508% 9/11/2027 (USD-SOFR + 0.93% on 9/11/2026)[10]	3,000	2,990
Canadian Imperial Bank of Commerce 4.631% 9/11/2030 (USD-SOFR + 1.335% on 9/11/2029)[10]	1,272	1,253
Capital One Financial Corp. 4.985% 7/24/2026 (USD-SOFR + 2.16% on 7/24/2025)[10]	9,000	8,992
Capital One Financial Corp. 5.70% 2/1/2030 (USD-SOFR + 1.905% on 2/1/2029)[10]	4,824	4,920
Capital One Financial Corp. 5.463% 7/26/2030 (USD-SOFR + 1.56% on 7/26/2029)[10]	10,489	10,580
Capital One Financial Corp. 6.051% 2/1/2035 (USD-SOFR + 2.26% on 2/1/2034)[10]	12,317	12,687
Castlelake Aviation Finance DAC 5.00% 4/15/2027[7]	14,025	14,119
Chubb INA Holdings, LLC 3.35% 5/3/2026	765	752
Chubb INA Holdings, LLC 4.65% 8/15/2029	3,000	3,004
Chubb INA Holdings, LLC 5.00% 3/15/2034	8,345	8,346
Citibank, NA 4.838% 8/6/2029	8,000	8,023
Citigroup, Inc. 2.014% 1/25/2026 (USD-SOFR + 0.694% on 1/25/2025)[10]	6,069	6,023
Citigroup, Inc. 5.61% 9/29/2026 (USD-SOFR + 1.546% on 12/29/2025)[10]	14,295	14,377
Citigroup, Inc. 3.668% 7/24/2028 (3-month USD CME Term SOFR + 1.652% on 7/24/2027)[10]	700	679
Citigroup, Inc. 5.174% 2/13/2030 (USD-SOFR + 1.364% on 2/13/2029)[10]	25,670	25,848
Citigroup, Inc. 3.98% 3/20/2030 (3-month USD CME Term SOFR + 1.597% on 3/20/2029)[10]	775	743
Citigroup, Inc. 4.542% 9/19/2030 (USD-SOFR + 1.338% on 9/19/2029)[10]	16,651	16,312
Citigroup, Inc. 2.572% 6/3/2031 (USD-SOFR + 2.107% on 6/3/2030)[10]	36,540	32,066
Citigroup, Inc. 2.52% 11/3/2032 (USD-SOFR + 1.177% on 11/3/2031)[10]	7,666	6,463
Citigroup, Inc. 6.174% 5/25/2034 (USD-SOFR + 2.661% on 5/25/2033)[10]	2,214	2,295
Citizens Financial Group, Inc. 5.841% 1/23/2030 (USD-SOFR + 2.01% on 1/23/2029)[10]	20,140	20,573
Citizens Financial Group, Inc. 5.718% 7/23/2032 (USD-SOFR + 1.91% on 7/23/2031)[10]	14,969	15,118
Citizens Financial Group, Inc. 6.645% 4/25/2035 (USD-SOFR + 2.325% on 4/25/2034)[10]	12,283	13,115
CME Group, Inc. 3.75% 6/15/2028	5,875	5,758
Coinbase Global, Inc. 3.375% 10/1/2028[7]	100,328	89,274
Coinbase Global, Inc. 3.625% 10/1/2031[7]	83,345	69,585
Compass Group Diversified Holdings, LLC 5.25% 4/15/2029[7]	58,295	56,107
Compass Group Diversified Holdings, LLC 5.00% 1/15/2032[7]	26,645	24,605
Cooperatieve Rabobank UA 4.375% 8/4/2025	7,500	7,449
Corebridge Financial, Inc. 3.50% 4/4/2025	5,138	5,107
Corebridge Financial, Inc. 3.65% 4/5/2027	18,911	18,430
Corebridge Financial, Inc. 3.85% 4/5/2029	7,448	7,122
Corebridge Financial, Inc. 3.90% 4/5/2032	2,303	2,107
The Income Fund of America — Page 8 of 69

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Financials (continued)	Principal amount (000)	Value (000)
Corebridge Financial, Inc. 4.35% 4/5/2042	USD1,622	$1,379
Corebridge Financial, Inc. 4.40% 4/5/2052	2,907	2,390
Corebridge Global Funding 5.35% 6/24/2026[7]	2,500	2,526
Corebridge Global Funding 5.20% 6/24/2029[7]	3,000	3,023
Crédit Agricole SA 1.907% 6/16/2026 (USD-SOFR + 1.676% on 6/16/2025)[7,10]	10,175	9,968
Crédit Agricole SA 1.247% 1/26/2027 (USD-SOFR + 0.892% on 1/26/2026)[7,10]	4,900	4,676
Danske Bank AS 6.259% 9/22/2026 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.18% on 9/22/2025)[7,10]	3,000	3,032
Danske Bank AS 4.298% 4/1/2028 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.75% on 4/1/2027)[7,10]	5,000	4,928
Deutsche Bank AG 3.961% 11/26/2025 (USD-SOFR + 2.581% on 11/26/2024)[10]	58,600	58,524
Deutsche Bank AG 4.10% 1/13/2026	33,123	32,768
Deutsche Bank AG 4.10% 1/13/2026	834	826
Deutsche Bank AG 6.119% 7/14/2026 (USD-SOFR + 3.19% on 7/14/2025)[10]	2,000	2,012
Deutsche Bank AG 2.129% 11/24/2026 (USD-SOFR + 1.87% on 11/24/2025)[10]	5,100	4,942
Deutsche Bank AG 2.311% 11/16/2027 (USD-SOFR + 1.219% on 11/16/2026)[10]	30,403	28,772
Deutsche Bank AG 2.552% 1/7/2028 (USD-SOFR + 1.318% on 1/7/2027)[10]	76,161	72,020
Deutsche Bank AG 5.706% 2/8/2028 (USD-SOFR + 1.594% on 2/8/2027)[10]	8,098	8,185
Deutsche Bank AG 6.72% 1/18/2029 (USD-SOFR + 3.18% on 1/18/2028)[10]	20,135	20,988
Deutsche Bank AG 6.819% 11/20/2029 (USD-SOFR + 2.51% on 11/20/2028)[10]	23,447	24,725
Deutsche Bank AG 4.999% 9/11/2030 (USD-SOFR + 1.70% on 9/11/2029)[10]	3,000	2,954
Deutsche Bank AG 3.729% 1/14/2032 (USD-SOFR + 2.757% on 1/14/2031)[10]	12,000	10,584
Deutsche Bank AG 5.403% 9/11/2035 (USD-SOFR + 2.05% on 9/11/2034)[10]	2,550	2,477
DNB Bank ASA 5.896% 10/9/2026 (USD-SOFR + 1.95% on 10/9/2025)[7,10]	14,750	14,872
Equitable Holdings, Inc. 5.00% 4/20/2048	849	782
Fidelity National Information Services, Inc. 3.10% 3/1/2041	2,027	1,507
Fifth Third Bancorp 5.631% 1/29/2032 (USD-SOFR + 1.84% on 1/29/2031)[10]	27,964	28,432
Goldman Sachs Group, Inc. 1.542% 9/10/2027 (USD-SOFR + 0.818% on 9/10/2026)[10]	17,000	16,018
Goldman Sachs Group, Inc. 1.948% 10/21/2027 (USD-SOFR + 0.913% on 10/21/2026)[10]	33,850	32,014
Goldman Sachs Group, Inc. 2.64% 2/24/2028 (USD-SOFR + 1.114% on 2/24/2027)[10]	26,963	25,695
Goldman Sachs Group, Inc. 3.615% 3/15/2028 (USD-SOFR + 1.846% on 3/15/2027)[10]	20,925	20,357
Goldman Sachs Group, Inc. 6.484% 10/24/2029 (USD-SOFR + 1.77% on 10/24/2028)[10]	12,201	12,876
Goldman Sachs Group, Inc. 5.727% 4/25/2030 (USD-SOFR + 1.265% on 4/25/2029)[10]	23,199	23,858
Goldman Sachs Group, Inc. 5.049% 7/23/2030 (USD-SOFR + 1.21% on 7/23/2029)[10]	16,000	16,041
Goldman Sachs Group, Inc. 4.692% 10/23/2030 (USD-SOFR + 1.135% on 10/23/2029)[10]	18,000	17,770
Goldman Sachs Group, Inc. 3.102% 2/24/2033 (USD-SOFR + 1.41% on 2/24/2032)[10]	5,859	5,118
Goldman Sachs Group, Inc. 5.016% 10/23/2035 (USD-SOFR + 1.42% on 10/23/2034)[10]	3,000	2,930
Goldman Sachs Group, Inc. 3.21% 4/22/2042 (USD-SOFR + 1.513% on 4/22/2041)[10]	7,500	5,669
Hightower Holding, LLC 6.75% 4/15/2029[7]	32,395	31,922
Hightower Holding, LLC 9.125% 1/31/2030[7]	39,065	41,218
Howden UK Refinance PLC 7.25% 2/15/2031[7]	27,595	28,115
Howden UK Refinance 2 PLC 8.125% 2/15/2032[7]	23,840	24,139
HSBC Holdings PLC 7.39% 11/03/2028 (USD-SOFR + 7.39% on 11/3/2027)[10]	243	259
HSBC Holdings PLC 2.206% 8/17/2029 (USD-SOFR + 1.285% on 8/17/2028)[10]	4,701	4,235
HSBC Holdings PLC 2.804% 5/24/2032 (USD-SOFR + 1.187% on 5/24/2031)[10]	2,000	1,726
HSBC Holdings PLC 2.871% 11/22/2032 (USD-SOFR + 1.41% on 11/22/2031)[10]	1,922	1,648
HSBC Holdings PLC 5.719% 3/4/2035 (USD-SOFR + 1.78% on 3/4/2034)[10]	14,010	14,380
HSBC Holdings PLC 6.332% 3/9/2044 (USD-SOFR + 2.65% on 3/9/2043)[10]	298	323
HUB International, Ltd. 5.625% 12/1/2029[7]	16,370	15,869
The Income Fund of America — Page 9 of 69

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Financials (continued)	Principal amount (000)	Value (000)
HUB International, Ltd. 7.25% 6/15/2030[7]	USD12,698	$13,133
HUB International, Ltd. 7.375% 1/31/2032[7]	20,425	20,848
HUB International, Ltd., Term Loan, (3-month USD CME Term SOFR + 3.00%) 7.367% 6/20/2030[8,11]	15,218	15,268
Huntington Bancshares, Inc. 6.208% 8/21/2029 (USD-SOFR + 2.02% on 8/21/2028)[10]	6,989	7,256
Intercontinental Exchange, Inc. 5.25% 6/15/2031	4,099	4,183
Intesa Sanpaolo SpA 5.71% 1/15/2026[7]	41,358	41,424
Intesa Sanpaolo SpA 3.875% 7/14/2027[7]	6,150	5,955
Intesa Sanpaolo SpA 3.875% 1/12/2028[7]	2,820	2,707
Intesa Sanpaolo SpA 8.248% 11/21/2033 (1-year UST Yield Curve Rate T Note Constant Maturity + 4.40% on 11/21/2032)[7,10]	8,800	10,004
Intesa Sanpaolo SpA 7.778% 6/20/2054 (1-year UST Yield Curve Rate T Note Constant Maturity + 3.90% on 6/20/2053)[7,10]	7,250	7,989
Iron Mountain Information Management Services, Inc. 5.00% 7/15/2032[7]	45,895	43,295
JPMorgan Chase & Co. 5.546% 12/15/2025 (USD-SOFR + 1.07% on 12/15/2024)[10]	4,000	4,001
JPMorgan Chase & Co. 2.005% 3/13/2026 (USD-SOFR + 1.585% on 3/13/2025)[10]	20,121	19,893
JPMorgan Chase & Co. 5.04% 1/23/2028 (USD-SOFR + 1.19% on 1/23/2027)[10]	2,070	2,081
JPMorgan Chase & Co. 5.571% 4/22/2028 (USD-SOFR + 0.93% on 4/22/2027)[10]	6,315	6,429
JPMorgan Chase & Co. 3.54% 5/1/2028 (3-month USD CME Term SOFR + 1.642% on 5/1/2027)[10]	350	340
JPMorgan Chase & Co. 4.979% 7/22/2028 (USD-SOFR + 0.93% on 7/22/2027)[10]	12,964	13,028
JPMorgan Chase & Co. 4.851% 7/25/2028 (USD-SOFR + 1.99% on 7/25/2027)[10]	6,435	6,445
JPMorgan Chase & Co. 4.505% 10/22/2028 (USD-SOFR + 0.86% on 10/22/2027)[10]	5,200	5,164
JPMorgan Chase & Co. 6.087% 10/23/2029 (USD-SOFR + 1.57% on 10/23/2028)[10]	6,500	6,782
JPMorgan Chase & Co. 5.581% 4/22/2030 (USD-SOFR + 1.16% on 4/22/2029)[10]	8,250	8,465
JPMorgan Chase & Co. 4.603% 10/22/2030 (USD-SOFR + 1.04% on 10/22/2029)[10]	7,515	7,414
JPMorgan Chase & Co. 2.522% 4/22/2031 (USD-SOFR + 2.04% on 4/22/2030)[10]	3,350	2,963
JPMorgan Chase & Co. 5.35% 6/1/2034 (USD-SOFR + 1.845% on 6/1/2033)[10]	8,141	8,238
JPMorgan Chase & Co. 6.254% 10/23/2034 (USD-SOFR + 1.81% on 10/23/2033)[10]	5,441	5,849
JPMorgan Chase & Co. 4.946% 10/22/2035 (USD-SOFR + 1.34% on 10/22/2034)[10]	7,515	7,369
JPMorgan Chase & Co. 3.328% 4/22/2052 (USD-SOFR + 1.58% on 4/22/2051)[10]	6,250	4,526
Kasikornbank PCL (Hong Kong Branch) 3.343% 10/2/2031 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.70% on 10/2/2026)[10]	7,070	6,737
KBC Groep NV 5.796% 1/19/2029 (1-year UST Yield Curve Rate T Note Constant Maturity + 2.10% on 1/19/2028)[7,10]	2,400	2,451
Liberty Mutual Group, Inc. 4.569% 2/1/2029[7]	2,929	2,883
Lloyds Banking Group PLC 4.582% 12/10/2025	6,250	6,210
Lloyds Banking Group PLC 2.438% 2/5/2026 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.00% on 2/5/2025)[10]	5,600	5,558
Lloyds Banking Group PLC 3.75% 3/18/2028 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.80% on 3/18/2027)[10]	9,800	9,548
Lloyds Banking Group PLC 5.679% 1/5/2035 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.75% on 1/5/2034)[10]	13,738	13,925
LPL Holdings, Inc. 4.625% 11/15/2027[7]	22,510	22,081
LPL Holdings, Inc. 4.00% 3/15/2029[7]	19,120	17,989
LPL Holdings, Inc. 4.375% 5/15/2031[7]	21,690	20,070
M&T Bank Corp. 7.413% 10/30/2029 (USD-SOFR + 2.80% on 10/30/2028)[10]	13,352	14,379
M&T Bank Corp. 6.082% 3/13/2032 (USD-SOFR + 2.26% on 3/13/2031)[10]	19,000	19,645
M&T Bank Corp. 5.053% 1/27/2034 (USD-SOFR + 1.85% on 1/27/2033)[10]	13,592	13,113
Marsh & McLennan Companies, Inc. 4.85% 11/15/2031	11,250	11,220
Marsh & McLennan Companies, Inc. 5.00% 3/15/2035	9,204	9,170
Marsh & McLennan Companies, Inc. 5.40% 3/15/2055	6,362	6,336
Mastercard, Inc. 4.35% 1/15/2032	10,557	10,289
Mastercard, Inc. 4.85% 3/9/2033	3,783	3,805
Metropolitan Life Global Funding I 5.05% 6/11/2027[7]	3,000	3,041
Metropolitan Life Global Funding I 5.15% 3/28/2033[7]	3,578	3,596
The Income Fund of America — Page 10 of 69

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Financials (continued)	Principal amount (000)	Value (000)
Mitsubishi UFJ Financial Group, Inc. 1.538% 7/20/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.75% on 7/20/2026)[10]	USD17,000	$16,113
Mizuho Financial Group, Inc. 1.554% 7/9/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.75% on 7/9/2026)[10]	3,846	3,645
Mizuho Financial Group, Inc. 5.382% 7/10/2030 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.08% on 7/10/2029)[10]	8,000	8,140
Mizuho Financial Group, Inc. 1.979% 9/8/2031 (3-month USD CME Term SOFR + 1.532% on 9/8/2030)[10]	3,350	2,830
Morgan Stanley 4.679% 7/17/2026 (USD-SOFR + 1.669% on 7/17/2025)[10]	12,230	12,195
Morgan Stanley 1.512% 7/20/2027 (USD-SOFR + 0.858% on 7/20/2026)[10]	4,000	3,786
Morgan Stanley 5.652% 4/13/2028 (USD-SOFR + 1.01% on 4/13/2027)[10]	5,000	5,101
Morgan Stanley 4.968% 7/14/2028 (USD-SOFR + 0.93% on 7/14/2027)[10]	7,000	7,040
Morgan Stanley 5.123% 2/1/2029 (USD-SOFR + 1.73% on 2/1/2028)[10]	2,275	2,294
Morgan Stanley 5.164% 4/20/2029 (USD-SOFR + 1.59% on 4/20/2028)[10]	26,161	26,390
Morgan Stanley 5.449% 7/20/2029 (USD-SOFR + 1.63% on 7/20/2028)[10]	4,350	4,435
Morgan Stanley 6.407% 11/1/2029 (USD-SOFR + 1.83% on 11/1/2028)[10]	1,267	1,335
Morgan Stanley 5.173% 1/16/2030 (USD-SOFR + 1.45% on 1/16/2029)[10]	3,883	3,917
Morgan Stanley 5.656% 4/18/2030 (USD-SOFR + 1.26% on 4/18/2029)[10]	19,477	20,000
Morgan Stanley 5.042% 7/19/2030 (USD-SOFR + 1.215% on 7/19/2029)[10]	37,686	37,815
Morgan Stanley 5.32% 7/19/2035 (USD-SOFR + 1.555% on 7/19/2034)[10]	15,797	15,862
Nasdaq, Inc. 5.55% 2/15/2034	1,000	1,022
Nationstar Mortgage Holdings, Inc. 7.125% 2/1/2032[7]	13,930	14,252
Navient Corp. 6.75% 6/15/2026	15,000	15,298
Navient Corp. 5.00% 3/15/2027	19,710	19,393
Navient Corp. 4.875% 3/15/2028	3,085	2,942
Navient Corp. 5.50% 3/15/2029	94,940	90,537
Navient Corp. 11.50% 3/15/2031	38,790	43,570
Navient Corp. 5.625% 8/1/2033	10,990	9,496
New York Life Global Funding 4.55% 1/28/2033[7]	3,288	3,209
Northwestern Mutual Global Funding 1.75% 1/11/2027[7]	8,500	8,015
Northwestern Mutual Global Funding 4.11% 9/12/2027[7]	3,000	2,972
OneMain Finance Corp. 3.875% 9/15/2028	9,644	8,899
OneMain Finance Corp. 6.625% 5/15/2029	20,225	20,225
OneMain Finance Corp. 5.375% 11/15/2029	15,380	14,755
OneMain Finance Corp. 7.875% 3/15/2030	22,250	23,185
OneMain Finance Corp. 7.125% 11/15/2031	22,660	22,936
Osaic Holdings, Inc. 10.75% 8/1/2027[7]	49,972	51,676
Osaic Holdings, Inc., Term Loan B3, (3-month USD CME Term SOFR + 4.00%) 8.685% 8/17/2028[8,11]	10,363	10,376
Owl Rock Capital Corp. 3.75% 7/22/2025	12,473	12,347
Oxford Finance, LLC 6.375% 2/1/2027[7]	15,655	15,436
PayPal Holdings, Inc. 2.65% 10/1/2026	957	925
PayPal Holdings, Inc. 2.30% 6/1/2030	674	595
PNC Financial Services Group, Inc. 4.812% 10/21/2032 (USD-SOFR + 1.289% on 10/21/2031)[10]	5,000	4,904
Prudential Financial, Inc. 4.35% 2/25/2050	5,205	4,414
Prudential Financial, Inc. 3.70% 3/13/2051	755	571
Rocket Mortgage, LLC 2.875% 10/15/2026[7]	12,990	12,373
Rocket Mortgage, LLC 3.625% 3/1/2029[7]	6,645	6,126
Royal Bank of Canada 1.15% 6/10/2025	10,367	10,153
Royal Bank of Canada 4.522% 10/18/2028 (USD-SOFR + 0.86% on 10/18/2027)[10]	3,000	2,985
Royal Bank of Canada 4.65% 10/18/2030 (USD-SOFR + 1.08% on 10/18/2029)[10]	13,496	13,357
Ryan Specialty Group, LLC 4.375% 2/1/2030[7]	30,295	28,756
Ryan Specialty, LLC 5.875% 8/1/2032[7]	9,375	9,352
Santander Holdings USA, Inc. 6.124% 5/31/2027 (USD-SOFR + 1.232% on 5/31/2026)[10]	3,575	3,628
Santander Holdings USA, Inc. 2.49% 1/6/2028 (USD-SOFR + 1.249% on 1/6/2027)[10]	5,250	4,952
The Income Fund of America — Page 11 of 69

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Financials (continued)	Principal amount (000)	Value (000)
Santander Holdings USA, Inc. 6.499% 3/9/2029 (USD-SOFR + 2.356% on 3/9/2028)[10]	USD10,750	$11,085
Santander Holdings USA, Inc. 6.565% 6/12/2029 (USD-SOFR + 2.70% on 6/12/2028)[10]	1,861	1,931
Santander Holdings USA, Inc. 6.174% 1/9/2030 (USD-SOFR + 2.50% on 1/9/2029)[10]	8,809	9,023
Santander Holdings USA, Inc. 5.353% 9/6/2030 (USD-SOFR + 1.94% on 9/6/2029)[10]	5,907	5,849
Starwood Property Trust, Inc. 4.375% 1/15/2027[7]	33,055	31,889
Starwood Property Trust, Inc. 7.25% 4/1/2029[7]	17,565	17,996
State Street Corp. 4.164% 8/4/2033 (USD-SOFR + 1.726% on 8/4/2032)[10]	5,183	4,908
State Street Corp. 4.821% 1/26/2034 (USD-SOFR + 1.567% on 1/26/2033)[10]	6,795	6,700
Sumitomo Mitsui Financial Group, Inc. 2.174% 1/14/2027	3,125	2,962
Swiss Re Finance (Luxembourg) SA 5.00% 4/2/2049 (5-year UST Yield Curve Rate T Note Constant Maturity + 3.582% on 4/2/2029)[7,10]	1,400	1,397
Synchrony Bank 5.40% 8/22/2025	9,000	9,006
Synchrony Bank 5.625% 8/23/2027	9,000	9,072
Synchrony Financial 5.935% 8/2/2030 (USD-SOFR index + 2.13% on 8/2/2029)[10]	14,592	14,829
Synchrony Financial 2.875% 10/28/2031	11,000	9,183
Truist Financial Corp. 7.161% 10/30/2029 (USD-SOFR + 2.446% on 10/30/2028)[10]	3,163	3,391
Truist Financial Corp. 5.153% 8/5/2032 (USD-SOFR + 1.571% on 8/5/2031)[10]	4,415	4,384
Truist Insurance Holdings, LLC, Term Loan, (1-month USD CME Term SOFR + 4.75%) 9.354% 5/6/2032[8,11]	88,940	90,385
U.S. Bancorp 2.375% 7/22/2026	5,000	4,828
U.S. Bancorp 4.548% 7/22/2028 (USD-SOFR + 1.66% on 7/27/2027)[10]	6,425	6,388
U.S. Bancorp 4.653% 2/1/2029 (USD-SOFR + 1.23% on 2/1/2028)[10]	1,924	1,913
U.S. Bancorp 5.384% 1/23/2030 (USD-SOFR + 1.56% on 1/23/2029)[10]	12,103	12,300
U.S. Bancorp 5.10% 7/23/2030 (USD-SOFR + 1.25% on 7/23/2029)[10]	7,000	7,034
U.S. Bancorp 4.839% 2/1/2034 (USD-SOFR + 1.60% on 2/1/2033)[10]	10,755	10,414
UBS AG 7.50% 2/15/2028	9,000	9,703
UBS Group AG 4.125% 9/24/2025[7]	4,425	4,406
UBS Group AG 2.193% 6/5/2026 (USD-SOFR + 2.044% on 6/5/2025)[7,10]	22,225	21,827
UBS Group AG 1.364% 1/30/2027 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.08% on 1/30/2026)[7,10]	2,650	2,533
UBS Group AG 1.305% 2/2/2027 (USD-SOFR + 0.98% on 2/2/2026)[7,10]	20,134	19,226
UBS Group AG 1.494% 8/10/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.85% on 8/10/2026)[7,10]	6,000	5,642
UBS Group AG 4.751% 5/12/2028 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.75% on 5/12/2027)[7,10]	1,407	1,400
UBS Group AG 6.442% 8/11/2028 (USD-SOFR + 3.70% on 8/11/2027)[7,10]	6,152	6,389
UBS Group AG 3.869% 1/12/2029 (3-month USD-LIBOR + 1.41% on 1/12/2028)[7,10,12]	7,909	7,653
UBS Group AG 6.246% 9/22/2029 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.80% on 9/22/2028)[7,10]	5,269	5,504
UBS Group AG 5.428% 2/8/2030 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.52% on 2/8/2029)[7,10]	14,075	14,281
UBS Group AG 3.126% 8/13/2030 (3-month USD-LIBOR + 1.468% on 8/13/2029)[7,10,12]	1,627	1,493
UBS Group AG 4.194% 4/1/2031 (USD-SOFR + 3.73% on 4/1/2030)[7,10]	45,858	43,797
UBS Group AG 2.095% 2/11/2032 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.00% on 2/11/2031)[7,10]	15,500	12,955
UBS Group AG 3.091% 5/14/2032 (USD-SOFR + 1.73% on 5/14/2031)[7,10]	26,943	23,763
UBS Group AG 2.746% 2/11/2033 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.10% on 2/11/2032)[7,10]	17,391	14,741
UBS Group AG 9.016% 11/15/2033 (USD-SOFR + 5.02% on 11/15/2032)[7,10]	14,339	17,686
UBS Group AG 6.301% 9/22/2034 (1-year UST Yield Curve Rate T Note Constant Maturity + 2.00% on 9/22/2033)[7,10]	2,000	2,137
UniCredit SpA 4.625% 4/12/2027[7]	1,730	1,709
USI, Inc. 7.50% 1/15/2032[7]	9,555	9,761
Visa, Inc. 3.15% 12/14/2025	6,750	6,659
Wells Fargo & Co. 2.164% 2/11/2026 (3-month USD CME Term SOFR + 1.012% on 2/11/2025)[10]	12,000	11,899
The Income Fund of America — Page 12 of 69

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Financials (continued)	Principal amount (000)	Value (000)
Wells Fargo & Co. 3.908% 4/25/2026 (USD-SOFR + 1.32% on 4/25/2025)[10]	USD4,687	$4,660
Wells Fargo & Co. 2.188% 4/30/2026 (USD-SOFR + 2.00% on 4/30/2025)[10]	9,350	9,216
Wells Fargo & Co. 3.526% 3/24/2028 (USD-SOFR + 1.51% on 3/24/2027)[10]	23,305	22,625
Wells Fargo & Co. 5.707% 4/22/2028 (USD-SOFR + 1.07% on 4/22/2027)[10]	28,728	29,290
Wells Fargo & Co. 2.393% 6/2/2028 (USD-SOFR + 2.10% on 6/2/2027)[10]	6,374	5,996
Wells Fargo & Co. 4.808% 7/25/2028 (USD-SOFR + 1.98% on 7/25/2027)[10]	19,163	19,146
Wells Fargo & Co. 5.574% 7/25/2029 (USD-SOFR + 1.74% on 7/25/2028)[10]	8,005	8,177
Wells Fargo & Co. 2.879% 10/30/2030 (3-month USD CME Term SOFR + 1.432% on 10/30/2029)[10]	2,357	2,137
Wells Fargo & Co. 2.572% 2/11/2031 (USD-SOFR + 1.262% on 2/11/2030)[10]	7,350	6,522
Wells Fargo & Co. 6.491% 10/23/2034 (USD-SOFR + 2.06% on 10/23/2033)[10]	10,750	11,620
Westpac Banking Corp. 2.894% 2/4/2030 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.35% on 2/4/2025)[10]	5,750	5,707
Westpac Banking Corp. 2.668% 11/15/2035 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.75% on 11/15/2030)[10]	9,400	8,036
Westpac Banking Corp. 2.963% 11/16/2040	4,325	3,157
		3,950,999
Energy 2.20%
Antero Midstream Partners, LP 5.375% 6/15/2029[7]	17,795	17,345
Antero Midstream Partners, LP 6.625% 2/1/2032[7]	2,430	2,459
Apache Corp. 4.25% 1/15/2030	4,870	4,589
Apache Corp. 5.35% 7/1/2049	27,446	22,809
Ascent Resources Utica Holdings, LLC 9.00% 11/1/2027[7]	959	1,139
Ascent Resources Utica Holdings, LLC 8.25% 12/31/2028[7]	17,480	17,849
Ascent Resources Utica Holdings, LLC 5.875% 6/30/2029[7]	8,625	8,339
Ascent Resources Utica Holdings, LLC 6.625% 10/15/2032[7]	9,095	9,016
Baker Hughes Holdings, LLC 4.486% 5/1/2030	1,400	1,379
Baytex Energy Corp. 8.50% 4/30/2030[7]	1,955	1,991
Baytex Energy Corp. 7.375% 3/15/2032[7]	9,285	9,022
BIP-V Chinook Holdco, LLC 5.50% 6/15/2031[7]	36,675	34,932
Blue Racer Midstream, LLC 7.00% 7/15/2029[7]	4,095	4,204
Blue Racer Midstream, LLC 7.25% 7/15/2032[7]	5,980	6,181
Borr IHC, Ltd. 10.00% 11/15/2028[7]	54,269	55,768
Borr IHC, Ltd. 10.375% 11/15/2030[7]	3,025	3,123
California Resources Corp. 7.125% 2/1/2026[7]	26,405	26,511
Canadian Natural Resources, Ltd. 2.05% 7/15/2025	3,150	3,087
Canadian Natural Resources, Ltd. 3.85% 6/1/2027	2,010	1,966
Canadian Natural Resources, Ltd. 4.95% 6/1/2047	534	473
Cenovus Energy, Inc. 5.375% 7/15/2025	4,421	4,428
Cenovus Energy, Inc. 4.25% 4/15/2027	18,549	18,313
Cheniere Energy, Inc. 4.625% 10/15/2028	22,775	22,337
CITGO Petroleum Corp. 8.375% 1/15/2029[7]	35,405	36,857
Civitas Resources, Inc. 5.00% 10/15/2026[7]	23,690	23,286
Civitas Resources, Inc. 8.375% 7/1/2028[7]	16,625	17,202
Civitas Resources, Inc. 8.625% 11/1/2030[7]	7,165	7,533
Civitas Resources, Inc. 8.75% 7/1/2031[7]	31,405	32,932
CNX Midstream Partners, LP 4.75% 4/15/2030[7]	8,065	7,514
CNX Resources Corp. 6.00% 1/15/2029[7]	37,027	36,740
CNX Resources Corp. 7.375% 1/15/2031[7]	25,699	26,437
CNX Resources Corp. 7.25% 3/1/2032[7]	16,760	17,281
Comstock Resources, Inc. 6.75% 3/1/2029[7]	22,880	21,926
Comstock Resources, Inc. 5.875% 1/15/2030[7]	15,235	13,933
ConocoPhillips Co. 5.30% 5/15/2053	964	930
Constellation Oil Services Holding SA 13.50% 6/30/2025[3,7]	4,939	4,939
The Income Fund of America — Page 13 of 69

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Energy (continued)	Principal amount (000)	Value (000)
Crescent Energy Finance, LLC 9.25% 2/15/2028[7]	USD36,492	$38,322
Crescent Energy Finance, LLC 7.625% 4/1/2032[7]	7,650	7,559
Crescent Energy Finance, LLC 7.375% 1/15/2033[7]	32,175	31,233
Devon Energy Corp. 4.50% 1/15/2030	3,138	3,041
Diamond Foreign Asset Co. 8.50% 10/1/2030[7]	4,545	4,697
Diamondback Energy, Inc. 5.20% 4/18/2027	2,000	2,021
Diamondback Energy, Inc. 5.15% 1/30/2030	627	631
Diamondback Energy, Inc. 5.40% 4/18/2034	1,056	1,055
Diamondback Energy, Inc. 6.25% 3/15/2053	4,048	4,186
Diamondback Energy, Inc. 5.75% 4/18/2054	4,993	4,853
Diamondback Energy, Inc. 5.90% 4/18/2064	4,751	4,606
DT Midstream, Inc. 4.125% 6/15/2029[7]	8,935	8,397
DT Midstream, Inc. 4.375% 6/15/2031[7]	9,670	8,903
Ecopetrol SA 4.625% 11/2/2031	970	800
Ecopetrol SA 8.875% 1/13/2033	65,030	66,852
Enbridge Energy Partners, LP 5.875% 10/15/2025	1,145	1,154
Enbridge, Inc. 2.50% 1/15/2025	1,100	1,094
Enbridge, Inc. 6.70% 11/15/2053	5,766	6,456
Encino Acquisition Partners Holdings, LLC 8.75% 5/1/2031[7]	15,225	15,643
Energy Transfer, LP 2.90% 5/15/2025	3,150	3,115
Energy Transfer, LP 4.75% 1/15/2026	6,000	5,994
Energy Transfer, LP 4.20% 4/15/2027	2,450	2,418
Energy Transfer, LP 4.00% 10/1/2027	1,900	1,861
Energy Transfer, LP 4.95% 6/15/2028	1,950	1,955
Energy Transfer, LP 7.375% 2/1/2031[7]	14,441	15,208
Eni SpA 5.50% 5/15/2034[7]	1,455	1,464
Eni SpA 5.95% 5/15/2054[7]	1,780	1,770
Enterprise Products Operating, LLC 5.05% 1/10/2026	8,571	8,624
Enterprise Products Operating, LLC 3.20% 2/15/2052	400	271
EQM Midstream Partners, LP 6.50% 7/1/2027[7]	24,110	24,680
EQM Midstream Partners, LP 4.50% 1/15/2029[7]	17,045	16,421
EQM Midstream Partners, LP 6.375% 4/1/2029[7]	5,260	5,346
EQM Midstream Partners, LP 7.50% 6/1/2030[7]	11,535	12,414
EQM Midstream Partners, LP 4.75% 1/15/2031[7]	23,715	22,562
Equinor ASA 3.25% 11/10/2024	850	849
Equinor ASA 4.25% 11/23/2041	3,000	2,671
Expand Energy Corp. 5.50% 2/1/2026[7]	2,265	2,263
Expand Energy Corp. 8.375% 9/15/2028	5,980	6,156
Expand Energy Corp. 5.875% 2/1/2029[7]	41,135	41,117
Expand Energy Corp. 6.75% 4/15/2029[7]	18,880	19,100
Expand Energy Corp. 5.375% 3/15/2030	15,630	15,382
Expand Energy Corp. 4.75% 2/1/2032	14,320	13,468
Expand Energy Corp. 4.875% 4/15/2032[13]	28,085	632
Exxon Mobil Corp. 2.44% 8/16/2029	65	59
Genesis Energy, LP 8.00% 1/15/2027	59,582	60,678
Genesis Energy, LP 7.75% 2/1/2028	15,880	16,051
Genesis Energy, LP 8.25% 1/15/2029	26,105	26,683
Genesis Energy, LP 8.875% 4/15/2030	29,409	30,315
Genesis Energy, LP 7.875% 5/15/2032	20,925	20,928
Global Partners, LP 8.25% 1/15/2032[7]	7,690	7,853
GreenSaif Pipelines Bidco SARL 5.853% 2/23/2036[7]	8,795	8,818
GreenSaif Pipelines Bidco SARL 6.129% 2/23/2038	6,150	6,306
GreenSaif Pipelines Bidco SARL 6.51% 2/23/2042	3,555	3,693
GreenSaif Pipelines Bidco SARL 6.103% 8/23/2042[7]	7,750	7,763
The Income Fund of America — Page 14 of 69

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Energy (continued)	Principal amount (000)	Value (000)
Gulfport Energy Operating Corp. 6.75% 9/1/2029[7]	USD5,535	$5,571
Harvest Midstream I, LP 7.50% 9/1/2028[7]	23,275	23,563
Harvest Midstream I, LP 7.50% 5/15/2032[7]	18,570	19,027
Hess Midstream Operations, LP 5.125% 6/15/2028[7]	14,435	14,137
Hess Midstream Operations, LP 6.50% 6/1/2029[7]	7,135	7,259
Hess Midstream Operations, LP 4.25% 2/15/2030[7]	5,020	4,691
Hess Midstream Operations, LP 5.50% 10/15/2030[7]	8,545	8,356
Hilcorp Energy I, LP 6.00% 4/15/2030[7]	17,350	16,564
Hilcorp Energy I, LP 6.00% 2/1/2031[7]	25,185	23,906
Hilcorp Energy I, LP 6.25% 4/15/2032[7]	1,475	1,385
Hilcorp Energy I, LP 8.375% 11/1/2033[7]	18,035	18,870
Kinder Morgan Energy Partners, LP 4.70% 11/1/2042	33,265	28,548
Kinder Morgan Energy Partners, LP 5.00% 3/1/2043	20,000	17,812
Kinder Morgan, Inc. 5.00% 2/1/2029	1,003	1,004
Kinder Morgan, Inc. 5.20% 6/1/2033	1,000	985
Kinder Morgan, Inc. 5.40% 2/1/2034	1,990	1,985
Kinder Morgan, Inc. 5.45% 8/1/2052	264	247
Kodiak Gas Services, LLC 7.25% 2/15/2029[7]	11,390	11,717
Kraken Oil & Gas Partners, LLC 7.625% 8/15/2029[7]	4,100	4,054
Matador Resources Co. 6.50% 4/15/2032[7]	11,845	11,740
Matador Resources Co. 6.25% 4/15/2033[7]	10,050	9,860
Mesquite Energy, Inc. 7.25% 2/15/2023[7,13]	5,374	114
MPLX, LP 1.75% 3/1/2026	1,950	1,874
MPLX, LP 2.65% 8/15/2030	7,101	6,251
MPLX, LP 4.70% 4/15/2048	4,397	3,688
Murphy Oil Corp. 6.00% 10/1/2032	5,070	4,883
Nabors Industries, Inc. 7.375% 5/15/2027[7]	14,275	14,297
Nabors Industries, Inc. 9.125% 1/31/2030[7]	28,185	29,133
New Fortress Energy, Inc. 6.75% 9/15/2025[7]	27,939	27,903
New Fortress Energy, Inc. 6.50% 9/30/2026[7]	128,550	119,180
New Fortress Energy, Inc. 8.75% 3/15/2029[7]	30,035	25,102
New Fortress Energy, Inc., Term Loan, (3-month USD CME Term SOFR + 5.00%) 9.585% 10/30/2028[8,11]	1,682	1,592
NewCo Holding USD 20 SARL 9.375% 11/7/2029[7]	41,270	41,208
NGL Energy Operating, LLC 8.125% 2/15/2029[7]	9,085	9,150
Noble Finance II, LLC 8.00% 4/15/2030[7]	6,515	6,608
Northern Oil and Gas, Inc. 8.125% 3/1/2028[7]	42,220	42,665
Northern Oil and Gas, Inc. 8.75% 6/15/2031[7]	17,460	18,086
NuStar Logistics, LP 6.00% 6/1/2026	9,165	9,179
NuStar Logistics, LP 5.625% 4/28/2027	6,754	6,707
Occidental Petroleum Corp. 8.50% 7/15/2027	13,000	13,955
Occidental Petroleum Corp. 6.375% 9/1/2028	10,000	10,362
Occidental Petroleum Corp. 5.20% 8/1/2029	8,307	8,293
Occidental Petroleum Corp. 8.875% 7/15/2030	34,900	40,152
Occidental Petroleum Corp. 5.375% 1/1/2032	7,000	6,916
Occidental Petroleum Corp. 5.55% 10/1/2034	7,000	6,896
ONEOK, Inc. 5.65% 11/1/2028	500	514
ONEOK, Inc. 6.05% 9/1/2033	330	344
ONEOK, Inc. 6.625% 9/1/2053	605	652
Parkland Corp. 4.625% 5/1/2030[7]	5,545	5,101
Permian Resources Operating, LLC 8.00% 4/15/2027[7]	8,455	8,696
Permian Resources Operating, LLC 9.875% 7/15/2031[7]	26,185	28,952
Permian Resources Operating, LLC 7.00% 1/15/2032[7]	21,360	21,806
Permian Resources Operating, LLC 6.25% 2/1/2033[7]	18,635	18,513
Petroleos Mexicanos 4.25% 1/15/2025	5,000	4,975
The Income Fund of America — Page 15 of 69

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Energy (continued)	Principal amount (000)	Value (000)
Petroleos Mexicanos 6.875% 10/16/2025	USD21,955	$22,026
Petroleos Mexicanos 6.875% 8/4/2026	77,850	77,884
Petroleos Mexicanos 6.49% 1/23/2027	25,378	25,031
Petroleos Mexicanos 6.50% 3/13/2027	48,135	47,270
Petroleos Mexicanos 6.50% 1/23/2029	865	813
Petroleos Mexicanos 8.75% 6/2/2029	24,503	24,846
Petroleos Mexicanos 6.84% 1/23/2030	25,862	23,898
Petroleos Mexicanos 5.95% 1/28/2031	38,647	33,336
Petroleos Mexicanos 6.70% 2/16/2032	65,631	58,410
Petroleos Mexicanos 6.95% 1/28/2060	21,010	14,985
Plains All American Pipeline, LP 3.80% 9/15/2030	450	420
Range Resources Corp. 4.875% 5/15/2025	2,375	2,369
Range Resources Corp. 8.25% 1/15/2029	11,472	11,828
Range Resources Corp. 4.75% 2/15/2030[7]	4,415	4,160
Rockies Express Pipeline, LLC 4.95% 7/15/2029[7]	11,768	11,064
Saudi Arabian Oil Co. 5.25% 7/17/2034[7]	7,555	7,570
Saudi Arabian Oil Co. 5.75% 7/17/2054[7]	34,585	33,432
Saudi Arabian Oil Co. 5.875% 7/17/2064[7]	2,125	2,047
Seadrill Finance, Ltd. 8.375% 8/1/2030[7]	3,090	3,158
SM Energy Co. 6.50% 7/15/2028	2,975	2,969
South Bow USA Infrastructure Holdings, LLC 4.911% 9/1/2027[7]	2,522	2,512
South Bow USA Infrastructure Holdings, LLC 5.026% 10/1/2029[7]	3,465	3,410
South Bow USA Infrastructure Holdings, LLC 5.584% 10/1/2034[7]	8,131	8,038
South Bow USA Infrastructure Holdings, LLC 6.176% 10/1/2054[7]	6,601	6,538
Southwestern Energy Co. 5.70% 1/23/2025[10]	9,769	9,760
Suburban Propane Partners, LP 5.00% 6/1/2031[7]	6,125	5,624
Summit Midstream Holdings, LLC 8.625% 10/31/2029[7]	14,760	15,259
Sunoco, LP 6.00% 4/15/2027	12,160	12,181
Sunoco, LP 5.875% 3/15/2028	12,700	12,681
Sunoco, LP 7.00% 9/15/2028[7]	14,945	15,372
Sunoco, LP 7.00% 5/1/2029[7]	9,515	9,823
Sunoco, LP 4.50% 5/15/2029	12,580	11,971
Sunoco, LP 4.50% 4/30/2030	6,950	6,528
Superior Plus, LP 4.50% 3/15/2029[7]	9,082	8,387
Talos Production, Inc. 9.00% 2/1/2029[7]	7,060	7,278
Talos Production, Inc. 9.375% 2/1/2031[7]	10,175	10,484
Targa Resources Corp. 5.50% 2/15/2035	2,336	2,332
Targa Resources Partners, LP 6.50% 7/15/2027	4,740	4,783
Targa Resources Partners, LP 6.875% 1/15/2029	9,385	9,606
TotalEnergies Capital SA 5.275% 9/10/2054	7,500	7,204
TransCanada Pipelines, Ltd. 4.10% 4/15/2030	4,504	4,311
Transocean Poseidon, Ltd. 6.875% 2/1/2027[7]	24,471	24,476
Transocean Titan Financing, Ltd. 8.375% 2/1/2028[7]	25,859	26,630
Transocean, Inc. 8.25% 5/15/2029[7]	9,080	9,129
Transocean, Inc. 8.50% 5/15/2031[7]	14,395	14,515
Valero Energy Corp. 4.00% 4/1/2029	5,000	4,832
Venture Global Calcasieu Pass, LLC 3.875% 8/15/2029[7]	20,300	18,732
Venture Global Calcasieu Pass, LLC 6.25% 1/15/2030[7]	7,746	7,922
Venture Global Calcasieu Pass, LLC 4.125% 8/15/2031[7]	40,865	37,272
Venture Global LNG, Inc. 8.375% 6/1/2031[7]	48,965	50,896
Vital Energy, Inc. 7.875% 4/15/2032[7]	17,900	17,213
The Income Fund of America — Page 16 of 69

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Energy (continued)	Principal amount (000)	Value (000)
Weatherford International, Ltd. 8.625% 4/30/2030[7]	USD73,493	$76,018
Western Midstream Operating, LP 3.10% 2/1/2025[10]	9,602	9,544
		2,804,966
Health care 1.69%
AbbVie, Inc. 4.80% 3/15/2029	2,000	2,017
AbbVie, Inc. 4.95% 3/15/2031	1,175	1,187
AbbVie, Inc. 5.05% 3/15/2034	1,050	1,058
AbbVie, Inc. 4.55% 3/15/2035	6,750	6,500
AbbVie, Inc. 5.35% 3/15/2044	375	376
AbbVie, Inc. 4.75% 3/15/2045	1,203	1,112
AbbVie, Inc. 5.40% 3/15/2054	7,375	7,436
AbbVie, Inc. 5.50% 3/15/2064	1,025	1,034
AdaptHealth, LLC 6.125% 8/1/2028[7]	12,771	12,594
AdaptHealth, LLC 4.625% 8/1/2029[7]	17,155	15,618
AdaptHealth, LLC 5.125% 3/1/2030[7]	9,115	8,358
Amgen, Inc. 5.25% 3/2/2030	2,990	3,051
Amgen, Inc. 5.25% 3/2/2033	4,669	4,719
Amgen, Inc. 5.60% 3/2/2043	6,753	6,764
Amgen, Inc. 5.65% 3/2/2053	5,887	5,927
Amgen, Inc. 4.40% 2/22/2062	3,249	2,635
Amgen, Inc. 5.75% 3/2/2063	3,340	3,347
Astrazeneca Finance, LLC 1.75% 5/28/2028	5,612	5,101
Astrazeneca Finance, LLC 4.90% 2/26/2031	4,050	4,093
Astrazeneca Finance, LLC 5.00% 2/26/2034	8,375	8,440
AstraZeneca PLC 3.375% 11/16/2025	4,500	4,453
Avantor Funding, Inc. 4.625% 7/15/2028[7]	12,100	11,710
Avantor Funding, Inc. 3.875% 11/1/2029[7]	25,835	23,847
Bausch Health Americas, Inc. 9.25% 4/1/2026[7]	6,535	6,332
Bausch Health Americas, Inc. 8.50% 1/31/2027[7]	8,980	7,216
Bausch Health Companies, Inc. 5.50% 11/1/2025[7]	81,995	80,565
Bausch Health Companies, Inc. 9.00% 12/15/2025[7]	16,475	16,171
Bausch Health Companies, Inc. 4.875% 6/1/2028[7]	19,350	14,974
Bausch Health Companies, Inc., Term Loan, (3-month USD CME Term SOFR + 5.25%) 10.035% 2/1/2027[8,11]	15,737	15,449
Baxter International, Inc. 1.322% 11/29/2024	9,739	9,710
Baxter International, Inc. 1.915% 2/1/2027	9,739	9,146
Baxter International, Inc. 2.272% 12/1/2028	5,534	4,985
Bayer US Finance II, LLC 4.40% 7/15/2044[7]	13,090	10,155
Bayer US Finance, LLC 6.125% 11/21/2026[7]	9,951	10,172
Bayer US Finance, LLC 6.25% 1/21/2029[7]	5,902	6,104
Becton, Dickinson and Co. 5.081% 6/7/2029	6,054	6,124
Biocon Biologics Global PLC 6.67% 10/9/2029[7]	15,000	14,802
Boston Scientific Corp. 1.90% 6/1/2025	7,609	7,481
Bristol-Myers Squibb Co. 5.10% 2/22/2031	4,675	4,759
Bristol-Myers Squibb Co. 5.20% 2/22/2034	10,525	10,717
Bristol-Myers Squibb Co. 5.55% 2/22/2054	3,000	3,037
Bristol-Myers Squibb Co. 5.65% 2/22/2064	8,850	8,906
Catalent Pharma Solutions, Inc. 5.00% 7/15/2027[7]	11,937	11,873
Catalent Pharma Solutions, Inc. 3.125% 2/15/2029[7]	9,655	9,381
Catalent Pharma Solutions, Inc. 3.50% 4/1/2030[7]	2,715	2,630
Catalent Pharma Solutions, Inc., Term Loan B4, (3-month USD CME Term SOFR + 3.00%) 7.745% 2/22/2028[8,11]	5,471	5,482
Centene Corp. 4.25% 12/15/2027	48,290	46,753
Centene Corp. 2.45% 7/15/2028	15,555	14,013
The Income Fund of America — Page 17 of 69

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Health care (continued)	Principal amount (000)	Value (000)
Centene Corp. 4.625% 12/15/2029	USD57,330	$54,827
Centene Corp. 3.375% 2/15/2030	42,600	38,221
Centene Corp. 3.00% 10/15/2030	2,188	1,897
Centene Corp. 2.50% 3/1/2031	12,110	10,135
Centene Corp. 2.625% 8/1/2031	25,075	20,881
Charles River Laboratories International, Inc. 4.25% 5/1/2028[7]	27,840	26,492
CHS / Community Health Systems, Inc. 5.625% 3/15/2027[7]	62,245	60,759
CHS / Community Health Systems, Inc. 5.25% 5/15/2030[7]	38,125	33,302
Concentra Escrow Issuer Corp. 6.875% 7/15/2032[7]	17,965	18,458
CVS Health Corp. 5.00% 1/30/2029	7,413	7,392
CVS Health Corp. 5.40% 6/1/2029	9,561	9,658
CVS Health Corp. 5.55% 6/1/2031	7,012	7,068
CVS Health Corp. 5.70% 6/1/2034	8,598	8,641
CVS Health Corp. 6.00% 6/1/2044	2,000	1,966
CVS Health Corp. 5.875% 6/1/2053	2,584	2,488
CVS Health Corp. 6.05% 6/1/2054	2,377	2,349
DaVita, Inc. 3.75% 2/15/2031[7]	8,430	7,338
DaVita, Inc. 6.875% 9/1/2032[7]	7,235	7,279
Elevance Health, Inc. 2.375% 1/15/2025	1,796	1,785
Elevance Health, Inc. 4.90% 2/8/2026	4,176	4,170
Elevance Health, Inc. 4.75% 2/15/2030	2,674	2,659
Elevance Health, Inc. 4.95% 11/1/2031	6,917	6,870
Elevance Health, Inc. 5.20% 2/15/2035	2,213	2,205
Elevance Health, Inc. 5.125% 2/15/2053	1,296	1,196
Encompass Health Corp. 4.50% 2/1/2028	13,743	13,380
Encompass Health Corp. 4.75% 2/1/2030	4,560	4,389
Endo Finance Holdings, Inc. 8.50% 4/15/2031[7]	39,665	42,460
Endo International PLC, Term Loan B, (3-month USD CME Term SOFR + 4.00%) 8.745% 4/23/2031[8,11]	66,530	66,655
GE HealthCare Technologies, Inc. 4.80% 8/14/2029	2,726	2,722
Gilead Sciences, Inc. 5.25% 10/15/2033	7,353	7,509
Gilead Sciences, Inc. 5.55% 10/15/2053	3,059	3,136
HCA, Inc. 5.875% 2/15/2026	12,399	12,488
HCA, Inc. 5.625% 9/1/2028	15,915	16,240
HCA, Inc. 3.375% 3/15/2029	4,074	3,821
HCA, Inc. 3.625% 3/15/2032	4,250	3,824
HCA, Inc. 4.375% 3/15/2042	4,250	3,554
HCA, Inc. 4.625% 3/15/2052	3,997	3,287
Humana, Inc. 5.375% 4/15/2031	6,292	6,313
Humana, Inc. 5.95% 3/15/2034	2,500	2,565
Humana, Inc. 5.75% 4/15/2054	3,916	3,768
IQVIA, Inc. 5.00% 5/15/2027[7]	11,510	11,372
IQVIA, Inc. 6.50% 5/15/2030[7]	22,440	23,072
Jazz Securities DAC 4.375% 1/15/2029[7]	14,125	13,379
Johnson & Johnson 4.90% 6/1/2031	2,000	2,034
Johnson & Johnson 4.95% 6/1/2034	1,294	1,324
Laboratory Corp. of America Holdings 4.55% 4/1/2032	3,000	2,882
Laboratory Corp. of America Holdings 4.80% 10/1/2034	1,309	1,262
Mallinckrodt International Finance SA 14.75% 11/14/2028[7]	— [4]	— [4]
Medline Borrower, LP 6.25% 4/1/2029[7]	30,169	30,733
Medline Borrower, LP 5.25% 10/1/2029[7]	31,235	30,281
Medline Borrower, LP, Term Loan B, (3-month USD CME Term SOFR + 2.75%) 7.435% 10/23/2028[8,11]	12,905	12,933
Medtronic Global Holdings S.C.A. 4.25% 3/30/2028	5,455	5,425
Molina Healthcare, Inc. 4.375% 6/15/2028[7]	25,995	24,967
Molina Healthcare, Inc. 3.875% 11/15/2030[7]	12,815	11,613
The Income Fund of America — Page 18 of 69

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Health care (continued)	Principal amount (000)	Value (000)
Molina Healthcare, Inc. 3.875% 5/15/2032[7]	USD63,995	$56,790
Novant Health, Inc. 3.168% 11/1/2051	5,000	3,451
Option Care Health, Inc. 4.375% 10/31/2029[7]	14,325	13,196
Organon & Co. 4.125% 4/30/2028[7]	28,670	27,190
Owens & Minor, Inc. 4.50% 3/31/2029[7]	42,125	37,950
Owens & Minor, Inc. 6.625% 4/1/2030[7]	30,330	28,971
Perrigo Finance Unlimited Co. 6.125% 9/30/2032	12,895	12,744
Radiology Partners, Inc. 3.50% PIK and 4.275% Cash 1/31/2029[7,9]	78,154	77,079
Radiology Partners, Inc. 9.898% PIK 2/15/2030[7,9]	38,697	36,423
Radiology Partners, Inc., Term Loan B, (3-month USD CME Term SOFR + 5.00%) 1.50% PIK and 8.883% Cash 1/31/2029[8,9,11]	37,317	36,851
Rede D’Or Finance SARL 4.95% 1/17/2028	200	194
Rede D’Or Finance SARL 4.50% 1/22/2030	400	370
Roche Holdings, Inc. 4.203% 9/9/2029[7]	6,953	6,844
Roche Holdings, Inc. 4.592% 9/9/2034[7]	8,453	8,256
Select Medical Corp. 6.25% 8/15/2026[7]	18,853	18,907
Summa Health 3.511% 11/15/2051	2,150	1,589
Surgery Center Holdings, Inc. 7.25% 4/15/2032[7]	17,580	18,073
Surgery Center Holdings, Inc., Term Loan B, (3-month USD CME Term SOFR + 2.75%) 7.495% 12/19/2030[8,11]	3,890	3,905
Tenet Healthcare Corp. 4.625% 6/15/2028	5,630	5,447
Tenet Healthcare Corp. 6.125% 10/1/2028	17,500	17,499
Tenet Healthcare Corp. 4.25% 6/1/2029	17,140	16,228
Tenet Healthcare Corp. 6.75% 5/15/2031	20,010	20,470
Teva Pharmaceutical Finance Co., LLC 6.15% 2/1/2036	2,435	2,457
Teva Pharmaceutical Finance Netherlands III BV 7.125% 1/31/2025	495	495
Teva Pharmaceutical Finance Netherlands III BV 3.15% 10/1/2026	52,595	50,179
Teva Pharmaceutical Finance Netherlands III BV 4.75% 5/9/2027	77,720	75,604
Teva Pharmaceutical Finance Netherlands III BV 6.75% 3/1/2028	170,030	174,025
Teva Pharmaceutical Finance Netherlands III BV 5.125% 5/9/2029	108,360	105,319
Teva Pharmaceutical Finance Netherlands III BV 7.875% 9/15/2029	11,406	12,320
Teva Pharmaceutical Finance Netherlands III BV 4.10% 10/1/2046	102,901	72,656
UnitedHealth Group, Inc. 4.95% 1/15/2032	11,298	11,328
UnitedHealth Group, Inc. 5.15% 7/15/2034	7,300	7,358
UnitedHealth Group, Inc. 5.625% 7/15/2054	5,300	5,395
		2,149,301
Consumer discretionary 1.68%
Advance Auto Parts, Inc. 5.90% 3/9/2026	500	504
Advance Auto Parts, Inc. 1.75% 10/1/2027	2,330	2,072
Advance Auto Parts, Inc. 5.95% 3/9/2028	1,525	1,538
Advance Auto Parts, Inc. 3.90% 4/15/2030	7,266	6,473
Advance Auto Parts, Inc. 3.50% 3/15/2032	6,054	4,984
Aimbridge Acquisition Co., Inc., Term Loan B, (3-month USD CME Term SOFR + 3.75%) 8.597% 2/2/2026[8,11]	10,837	9,670
Aimbridge Acquisition Co., Inc., Term Loan B, (3-month USD CME Term SOFR + 4.75%) 9.597% 2/2/2026[8,11]	7,523	6,733
Alibaba Group Holding, Ltd. 2.125% 2/9/2031	855	731
Alibaba Group Holding, Ltd. 4.50% 11/28/2034	930	887
Alibaba Group Holding, Ltd. 4.00% 12/6/2037	239	211
Allied Universal Holdco, LLC 9.75% 7/15/2027[7]	33,950	34,055
Allied Universal Holdco, LLC 4.625% 6/1/2028[7]	6,860	6,440
Allied Universal Holdco, LLC 6.00% 6/1/2029[7]	5,860	5,368
Allwyn Entertainment Financing (UK) PLC 7.875% 4/30/2029[7]	24,622	25,521
Asbury Automotive Group, Inc. 4.625% 11/15/2029[7]	48,325	45,287
Asbury Automotive Group, Inc. 5.00% 2/15/2032[7]	3,365	3,102
Bath & Body Works, Inc. 6.875% 11/1/2035	30,713	31,215
The Income Fund of America — Page 19 of 69

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Consumer discretionary (continued)	Principal amount (000)	Value (000)
Bath & Body Works, Inc. 6.75% 7/1/2036	USD19,970	$20,103
Belron Finance 2019, LLC, Term Loan B, (1-month USD CME Term SOFR + 2.75%) 7.605% 10/1/2031[8,11]	19,045	19,134
Boyd Gaming Corp. 4.75% 12/1/2027	22,590	22,207
Boyd Gaming Corp. 4.75% 6/15/2031[7]	7,005	6,543
Boyne USA, Inc. 4.75% 5/15/2029[7]	31,780	30,332
Caesars Entertainment, Inc. 4.625% 10/15/2029[7]	19,495	18,290
Caesars Entertainment, Inc. 7.00% 2/15/2030[7]	29,970	30,744
Caesars Entertainment, Inc. 6.50% 2/15/2032[7]	16,145	16,383
Carnival Corp. 5.75% 3/1/2027[7]	17,400	17,463
Carnival Corp. 4.00% 8/1/2028[7]	26,975	25,735
Carnival Corp. 6.00% 5/1/2029[7]	16,000	16,037
Carnival Corp. 7.00% 8/15/2029[7]	9,630	10,079
Clarios Global, LP 6.25% 5/15/2026[7]	4,725	4,737
Clarios Global, LP 8.50% 5/15/2027[7]	15,740	15,854
Cougar JV Subsidiary, LLC 8.00% 5/15/2032[7]	15,730	16,459
Daimler Trucks Finance North America, LLC 5.20% 1/17/2025[7]	1,005	1,006
Daimler Trucks Finance North America, LLC 5.125% 1/19/2028[7]	1,108	1,116
Daimler Trucks Finance North America, LLC 2.375% 12/14/2028[7]	3,825	3,473
Daimler Trucks Finance North America, LLC 5.125% 9/25/2029[7]	7,318	7,359
Daimler Trucks Finance North America, LLC 5.375% 6/25/2034[7]	2,393	2,414
Fertitta Entertainment, LLC 4.625% 1/15/2029[7]	35,920	33,563
First Student Bidco, Inc. 4.00% 7/31/2029[7]	38,200	35,203
First Student Bidco, Inc., Term Loan B, (3-month USD CME Term SOFR + 3.00%) 7.865% 7/21/2028[8,11]	4,459	4,467
First Student Bidco, Inc., Term Loan C, (3-month USD CME Term SOFR + 3.00%) 7.865% 7/21/2028[8,11]	1,424	1,426
Ford Motor Credit Co., LLC 5.125% 6/16/2025	1,250	1,247
Ford Motor Credit Co., LLC 3.375% 11/13/2025	1,200	1,177
Ford Motor Credit Co., LLC 6.95% 3/6/2026	2,180	2,224
Ford Motor Credit Co., LLC 4.542% 8/1/2026	500	493
Ford Motor Credit Co., LLC 4.271% 1/9/2027	83,916	82,065
Ford Motor Credit Co., LLC 5.85% 5/17/2027	4,000	4,039
Ford Motor Credit Co., LLC 4.95% 5/28/2027	45,350	44,852
Ford Motor Credit Co., LLC 4.125% 8/17/2027	70,420	68,073
Ford Motor Credit Co., LLC 3.815% 11/2/2027	7,965	7,604
Ford Motor Credit Co., LLC 2.90% 2/16/2028	19,180	17,619
Ford Motor Credit Co., LLC 6.80% 5/12/2028	200	207
Ford Motor Credit Co., LLC 6.798% 11/7/2028	7,775	8,082
Ford Motor Credit Co., LLC 2.90% 2/10/2029	17,000	15,185
Ford Motor Credit Co., LLC 5.80% 3/8/2029	46,457	46,524
Ford Motor Credit Co., LLC 5.113% 5/3/2029	16,757	16,316
Ford Motor Credit Co., LLC 4.00% 11/13/2030	15,545	14,044
Ford Motor Credit Co., LLC 6.05% 3/5/2031	6,192	6,233
Ford Motor Credit Co., LLC 3.625% 6/17/2031	7,994	6,949
Ford Motor Credit Co., LLC 6.054% 11/5/2031	4,496	4,496
Ford Motor Credit Co., LLC 7.122% 11/7/2033	2,976	3,143
Gap, Inc. 3.625% 10/1/2029[7]	2,507	2,253
Gap, Inc. 3.875% 10/1/2031[7]	1,670	1,437
General Motors Co. 6.80% 10/1/2027	1,438	1,508
General Motors Co. 6.60% 4/1/2036	5,110	5,410
General Motors Co. 6.75% 4/1/2046	12,230	13,056
General Motors Financial Co., Inc. 1.25% 1/8/2026	2,379	2,280
General Motors Financial Co., Inc. 1.50% 6/10/2026	21,621	20,494
General Motors Financial Co., Inc. 4.00% 10/6/2026	1,867	1,840
General Motors Financial Co., Inc. 2.35% 2/26/2027	18,225	17,234
General Motors Financial Co., Inc. 2.70% 8/20/2027	15,668	14,777
The Income Fund of America — Page 20 of 69

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Consumer discretionary (continued)	Principal amount (000)	Value (000)
General Motors Financial Co., Inc. 4.90% 10/6/2029	USD18,565	$18,312
General Motors Financial Co., Inc. 5.45% 9/6/2034	12,603	12,410
Grand Canyon University 4.375% 10/1/2026	3,750	3,754
Group 1 Automotive, Inc. 6.375% 1/15/2030[7]	12,220	12,305
Hanesbrands, Inc. 4.875% 5/15/2026[7]	10,635	10,516
Hanesbrands, Inc. 9.00% 2/15/2031[7]	14,012	15,025
Hanesbrands, Inc., Term Loan B, (3-month USD CME Term SOFR + 3.75%) 8.435% 3/8/2030[8,11]	4,561	4,576
Hilton Domestic Operating Co., Inc. 4.875% 1/15/2030	30,661	29,730
Hilton Domestic Operating Co., Inc. 4.00% 5/1/2031[7]	22,520	20,530
Hilton Grand Vacations Borrower, LLC 5.00% 6/1/2029[7]	17,560	16,447
Home Depot, Inc. 1.50% 9/15/2028	5,000	4,476
Home Depot, Inc. 2.95% 6/15/2029	5,000	4,668
Home Depot, Inc. 1.875% 9/15/2031	6,250	5,234
Home Depot, Inc. 5.95% 4/1/2041	12,500	13,440
Home Depot, Inc. 4.50% 12/6/2048	601	534
Hyundai Capital America 2.65% 2/10/2025[7]	18,079	17,946
Hyundai Capital America 5.875% 4/7/2025[7]	3,300	3,310
Hyundai Capital America 1.80% 10/15/2025[7]	1,871	1,819
Hyundai Capital America 1.30% 1/8/2026[7]	9,000	8,629
Hyundai Capital America 1.50% 6/15/2026[7]	7,378	6,996
Hyundai Capital America 5.45% 6/24/2026[7]	8,611	8,692
Hyundai Capital America 1.65% 9/17/2026[7]	950	896
Hyundai Capital America 3.00% 2/10/2027[7]	19,500	18,728
Hyundai Capital America 5.275% 6/24/2027[7]	12,573	12,696
Hyundai Capital America 4.30% 9/24/2027[7]	3,000	2,957
Hyundai Capital America 2.375% 10/15/2027[7]	2,371	2,210
Hyundai Capital America 2.10% 9/15/2028[7]	4,125	3,702
Hyundai Capital America 5.30% 6/24/2029[7]	4,373	4,411
Hyundai Capital America 5.40% 1/8/2031[7]	1,995	2,014
Hyundai Capital America 5.40% 6/24/2031[7]	8,000	8,053
Hyundai Capital Services, Inc. 2.125% 4/24/2025[7]	2,600	2,565
Hyundai Capital Services, Inc. 1.25% 2/8/2026[7]	3,490	3,329
International Game Technology PLC 5.25% 1/15/2029[7]	38,300	37,658
KB Home 7.25% 7/15/2030	10,295	10,677
Kontoor Brands, Inc. 4.125% 11/15/2029[7]	5,180	4,834
LCM Investments Holdings II, LLC 4.875% 5/1/2029[7]	33,557	31,739
LCM Investments Holdings II, LLC 8.25% 8/1/2031[7]	22,295	23,301
Levi Strauss & Co. 3.50% 3/1/2031[7]	33,405	29,543
Light and Wonder International, Inc. 7.00% 5/15/2028[7]	15,145	15,221
Light and Wonder International, Inc. 7.25% 11/15/2029[7]	3,107	3,179
Light and Wonder International, Inc. 7.50% 9/1/2031[7]	7,895	8,162
Lindblad Expeditions, LLC 6.75% 2/15/2027[7]	6,830	6,868
Lithia Motors, Inc. 3.875% 6/1/2029[7]	37,385	34,342
Lithia Motors, Inc. 4.375% 1/15/2031[7]	4,550	4,167
Marriott International, Inc. 4.90% 4/15/2029	2,504	2,509
Marriott International, Inc. 2.75% 10/15/2033	3,220	2,668
Marriott International, Inc. 5.35% 3/15/2035	1,835	1,827
Marriott Ownership Resorts, Inc. 4.50% 6/15/2029[7]	7,825	7,266
McDonald’s Corp. 4.60% 9/9/2032	1,790	1,765
McDonald’s Corp. 4.95% 8/14/2033	1,789	1,797
Melco Resorts Finance, Ltd. 5.75% 7/21/2028[7]	11,330	10,839
Mercedes-Benz Finance North America, LLC 5.375% 11/26/2025[7]	2,850	2,872
Merlin Entertainments PLC 5.75% 6/15/2026[7]	7,210	7,115
The Income Fund of America — Page 21 of 69

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Consumer discretionary (continued)	Principal amount (000)	Value (000)
MGM Resorts International 5.50% 4/15/2027	USD3,617	$3,612
Midwest Gaming Borrower, LLC 4.875% 5/1/2029[7]	13,870	13,105
NCL Corp., Ltd. 5.875% 2/15/2027[7]	19,985	19,978
Newell Brands Inc. 6.625% 9/15/2029	15,925	16,177
Newell Brands, Inc. 6.375% 5/15/2030	13,545	13,641
Newell Brands, Inc. 6.625% 5/15/2032	3,480	3,499
Nissan Motor Acceptance Co., LLC 2.00% 3/9/2026[7]	16,020	15,238
Nissan Motor Acceptance Co., LLC 6.95% 9/15/2026[7]	1,860	1,902
Nissan Motor Acceptance Co., LLC 1.85% 9/16/2026[7]	17,890	16,661
Nissan Motor Acceptance Co., LLC 2.75% 3/9/2028[7]	19,362	17,426
Nissan Motor Acceptance Co., LLC 2.45% 9/15/2028[7]	9,883	8,665
Nissan Motor Acceptance Co., LLC 7.05% 9/15/2028[7]	9,310	9,671
Nissan Motor Co., Ltd. 3.522% 9/17/2025[7]	800	785
Party City Holdings, Inc. 12.00% PIK 1/11/2029[2,7,9]	30,232	29,227
Penske Automotive Group, Inc. 3.75% 6/15/2029	7,275	6,663
RHP Hotel Properties, LP 7.25% 7/15/2028[7]	15,445	16,033
RHP Hotel Properties, LP 4.50% 2/15/2029[7]	22,335	21,404
Royal Caribbean Cruises, Ltd. 5.375% 7/15/2027[7]	17,635	17,614
Royal Caribbean Cruises, Ltd. 5.50% 4/1/2028[7]	2,000	2,001
Royal Caribbean Cruises, Ltd. 5.625% 9/30/2031[7]	5,495	5,476
Royal Caribbean Cruises, Ltd. 6.00% 2/1/2033[7]	32,925	33,148
Sally Holdings, LLC 6.75% 3/1/2032	30,730	31,139
Sands China, Ltd. 3.80% 1/8/2026	7,075	6,940
Sands China, Ltd. 2.30% 3/8/2027	1,477	1,376
Sands China, Ltd. 5.40% 8/8/2028	500	498
Scientific Games Holdings, LP 6.625% 3/1/2030[7]	3,520	3,435
Scientific Games Holdings, LP, Term Loan, (3-month USD CME Term SOFR + 3.00%) 7.59% 4/4/2029[8,11]	20,833	20,779
Service Corp. International 5.75% 10/15/2032	11,135	10,952
Sonic Automotive, Inc. 4.625% 11/15/2029[7]	53,085	48,789
Sonic Automotive, Inc. 4.875% 11/15/2031[7]	46,860	42,175
Station Casinos, LLC 6.625% 3/15/2032[7]	9,665	9,720
Stellantis Finance US, Inc. 1.711% 1/29/2027[7]	3,175	2,950
Stellantis Finance US, Inc. 5.625% 1/12/2028[7]	3,000	3,027
Stellantis Finance US, Inc. 2.691% 9/15/2031[7]	2,530	2,086
Tempur Sealy International, Inc. 4.00% 4/15/2029[7]	4,625	4,266
Toyota Motor Credit Corp. 1.90% 1/13/2027	8,500	8,053
Travel + Leisure Co. 4.50% 12/1/2029[7]	18,020	16,843
Vail Resorts, Inc. 6.50% 5/15/2032[7]	22,380	22,936
Valvoline, Inc. 3.625% 6/15/2031[7]	28,499	24,726
Volkswagen Group of America Finance, LLC 3.35% 5/13/2025[7]	1,900	1,885
Volkswagen Group of America Finance, LLC 4.625% 11/13/2025[7]	2,075	2,069
Volkswagen Group of America Finance, LLC 1.25% 11/24/2025[7]	3,250	3,128
Volkswagen Group of America Finance, LLC 4.95% 8/15/2029[7]	4,276	4,202
Volkswagen Group of America Finance, LLC 6.45% 11/16/2030[7]	6,880	7,200
Wand NewCo 3, Inc. 7.625% 1/30/2032[7]	2,700	2,793
WASH Multifamily Acquisition, Inc. 5.75% 4/15/2026[7]	53,235	53,159
Wyndham Hotels & Resorts, Inc. 4.375% 8/15/2028[7]	20,505	19,531
Wynn Resorts Finance, LLC 7.125% 2/15/2031[7]	10,525	11,080
		2,142,701
Communication services 1.61%
AT&T, Inc. 1.65% 2/1/2028	5,925	5,383
AT&T, Inc. 3.50% 9/15/2053	9,669	6,744
British Telecommunications PLC 9.625% 12/15/2030[10]	3,261	4,016
The Income Fund of America — Page 22 of 69

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Communication services (continued)	Principal amount (000)	Value (000)
CCO Holdings, LLC 5.125% 5/1/2027[7]	USD13,485	$13,214
CCO Holdings, LLC 5.00% 2/1/2028[7]	19,340	18,733
CCO Holdings, LLC 4.75% 3/1/2030[7]	31,531	28,709
CCO Holdings, LLC 4.50% 8/15/2030[7]	41,075	36,720
CCO Holdings, LLC 4.25% 2/1/2031[7]	94,478	82,068
CCO Holdings, LLC 4.75% 2/1/2032[7]	46,140	39,935
CCO Holdings, LLC 4.50% 5/1/2032	61,505	52,381
CCO Holdings, LLC 4.50% 6/1/2033[7]	79,012	65,786
CCO Holdings, LLC 4.25% 1/15/2034[7]	5,027	4,021
Charter Communications Operating, LLC 3.70% 4/1/2051	4,000	2,500
Charter Communications Operating, LLC 5.25% 4/1/2053	7,017	5,622
Comcast Corp. 4.80% 5/15/2033	8,500	8,401
Comcast Corp. 5.30% 6/1/2034	2,955	3,008
Comcast Corp. 5.65% 6/1/2054	4,216	4,281
Connect Finco SARL 9.00% 9/15/2029[7]	100,641	95,720
CSC Holdings, LLC, Term Loan B, (3-month USD CME Term SOFR + 4.50%) 9.304% 1/18/2028[8,11]	23,173	22,704
Diamond Sports Group, LLC 6.625% 8/15/2027[7,13]	27,190	224
Diamond Sports Group, LLC, Term Loan, 5.00% 12/2/2024[9,11]	1,559	1,680
DIRECTV Financing, LLC 5.875% 8/15/2027[7]	48,225	46,486
DIRECTV Financing, LLC, Term Loan, (3-month USD CME Term SOFR + 5.00%) 9.847% 8/2/2027[8,11]	5,172	5,189
DISH DBS Corp. 5.875% 11/15/2024	106,240	105,531
DISH Network Corp. 11.75% 11/15/2027[7]	99,395	104,702
Embarq Corp. 7.995% 6/1/2036	78,221	33,632
Frontier Communications Holdings, LLC 6.75% 5/1/2029[7]	70,065	69,750
Frontier Communications Holdings, LLC 5.875% 11/1/2029	38,195	37,358
Frontier Communications Holdings, LLC 6.00% 1/15/2030[7]	50,950	49,917
Frontier Communications Holdings, LLC 8.75% 5/15/2030[7]	19,700	20,871
Frontier Communications Holdings, LLC 8.625% 3/15/2031[7]	22,000	23,599
Gray Television, Inc. 7.00% 5/15/2027[7]	41,194	40,119
Gray Television, Inc. 10.50% 7/15/2029[7]	78,390	81,496
Gray Television, Inc. 4.75% 10/15/2030[7]	10,800	6,803
Gray Television, Inc. 5.375% 11/15/2031[7]	81,675	49,344
Gray Television, Inc., Term Loan B, (3-month USD CME Term SOFR + 5.25%) 10.094% 6/4/2029[8,11]	27,332	26,570
Intelsat Jackson Holdings SA 6.50% 3/15/2030[7]	56,765	53,477
Lamar Media Corp. 4.875% 1/15/2029	21,525	20,970
Lamar Media Corp. 3.625% 1/15/2031	8,515	7,608
Ligado Networks, LLC 15.50% PIK 11/1/2023[7,9,13]	60,328	11,462
Ligado Networks, LLC, Term Loan, 17.50% PIK 11/1/2023[3,9,11,13]	6,945	6,597
Live Nation Entertainment, Inc. 4.75% 10/15/2027[7]	25,550	24,883
Meta Platforms, Inc. 4.75% 8/15/2034	9,577	9,477
Meta Platforms, Inc. 5.40% 8/15/2054	9,457	9,507
Meta Platforms, Inc. 5.55% 8/15/2064	3,000	3,043
Netflix, Inc. 4.875% 4/15/2028	1,596	1,606
Netflix, Inc. 5.875% 11/15/2028	1,844	1,927
Netflix, Inc. 6.375% 5/15/2029	6,237	6,667
Netflix, Inc. 5.375% 11/15/2029[7]	15,751	16,192
Netflix, Inc. 4.875% 6/15/2030[7]	9,942	10,002
News Corp. 3.875% 5/15/2029[7]	13,000	12,109
Nexstar Media, Inc. 4.75% 11/1/2028[7]	69,165	65,079
SBA Tower Trust 1.631% 11/15/2026[7]	23,592	21,984
Sirius XM Radio, Inc. 5.00% 8/1/2027[7]	10,000	9,806
Sirius XM Radio, Inc. 4.00% 7/15/2028[7]	68,675	64,221
Sirius XM Radio, Inc. 4.125% 7/1/2030[7]	61,623	55,182
The Income Fund of America — Page 23 of 69

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Communication services (continued)	Principal amount (000)	Value (000)
Sirius XM Radio, Inc. 3.875% 9/1/2031[7]	USD116,540	$100,232
Take-Two Interactive Software, Inc. 4.00% 4/14/2032	3,752	3,515
Tencent Holdings, Ltd. 2.39% 6/3/2030	1,006	887
T-Mobile USA, Inc. 2.05% 2/15/2028	9,725	8,938
T-Mobile USA, Inc. 4.95% 3/15/2028	5,224	5,255
T-Mobile USA, Inc. 4.80% 7/15/2028	7,250	7,256
T-Mobile USA, Inc. 3.40% 10/15/2052	3,839	2,670
Univision Communications, Inc. 6.625% 6/1/2027[7]	39,575	39,304
Univision Communications, Inc. 8.00% 8/15/2028[7]	35,070	35,675
Univision Communications, Inc. 4.50% 5/1/2029[7]	87,270	77,560
Univision Communications, Inc. 7.375% 6/30/2030[7]	24,350	23,403
Verizon Communications, Inc. 2.55% 3/21/2031	4,318	3,750
Verizon Communications, Inc. 2.355% 3/15/2032	5,696	4,751
Verizon Communications, Inc. 5.05% 5/9/2033	3,816	3,821
Verizon Communications, Inc. 3.40% 3/22/2041	8,500	6,584
Verizon Communications, Inc. 2.875% 11/20/2050	1,266	807
Verizon Communications, Inc. 5.50% 2/23/2054	513	511
Verizon Communications, Inc. 2.987% 10/30/2056	2,532	1,568
VMED O2 UK Financing I PLC 4.25% 1/31/2031[7]	25,888	22,359
Vodafone Group PLC 4.25% 9/17/2050	6,025	4,784
VZ Secured Financing BV 5.00% 1/15/2032[7]	17,130	15,406
WarnerMedia Holdings, Inc. 3.638% 3/15/2025	7,615	7,573
WarnerMedia Holdings, Inc. 3.755% 3/15/2027	5,545	5,341
WarnerMedia Holdings, Inc. 4.054% 3/15/2029	3,587	3,352
WarnerMedia Holdings, Inc. 5.141% 3/15/2052	3,386	2,552
WMG Acquisition Corp. 3.75% 12/1/2029[7]	4,771	4,422
WMG Acquisition Corp. 3.875% 7/15/2030[7]	30,599	28,202
WMG Acquisition Corp. 3.00% 2/15/2031[7]	7,235	6,344
		2,041,838
Information technology 1.18%
Accenture Capital, Inc. 4.25% 10/4/2031	8,263	8,011
Accenture Capital, Inc. 4.50% 10/4/2034	7,868	7,608
Acuris Finance US, Inc. 9.00% 8/1/2029[7]	14,325	14,095
Analog Devices, Inc. 5.05% 4/1/2034	3,616	3,661
Analog Devices, Inc. 5.30% 4/1/2054	4,974	4,980
Booz Allen Hamilton, Inc. 4.00% 7/1/2029[7]	17,037	16,284
Broadcom Corp. 3.875% 1/15/2027	5,724	5,631
Broadcom, Inc. 3.15% 11/15/2025	954	939
Broadcom, Inc. 5.05% 7/12/2027	2,000	2,020
Broadcom, Inc. 4.15% 2/15/2028	11,440	11,242
Broadcom, Inc. 5.05% 7/12/2029	3,569	3,601
Broadcom, Inc. 4.35% 2/15/2030	15,255	14,855
Broadcom, Inc. 5.15% 11/15/2031	4,970	5,015
Broadcom, Inc. 4.55% 2/15/2032	4,501	4,354
Broadcom, Inc. 4.80% 10/15/2034	4,531	4,383
Broadcom, Inc. 3.187% 11/15/2036[7]	1,250	1,016
Cisco Systems, Inc. 4.95% 2/26/2031	6,690	6,780
Cisco Systems, Inc. 5.05% 2/26/2034	2,269	2,304
Cloud Software Group, Inc. 6.50% 3/31/2029[7]	33,410	32,656
Cloud Software Group, Inc. 9.00% 9/30/2029[7]	77,190	77,242
Cloud Software Group, Inc. 8.25% 6/30/2032[7]	29,200	30,033
Cloud Software Group, Inc., Term Loan, (3-month USD CME Term SOFR + 4.00%) 8.604% 3/30/2029[8,11]	71,104	71,157
CommScope Technologies, LLC 6.00% 6/15/2025[7]	95,435	93,646
The Income Fund of America — Page 24 of 69

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Information technology (continued)	Principal amount (000)	Value (000)
CommScope Technologies, LLC 5.00% 3/15/2027[7]	USD49,689	$44,072
CommScope, Inc., Term Loan B, (3-month USD CME Term SOFR + 3.25%) 8.05% 4/6/2026[8,11]	79,749	77,905
CommScope, LLC 6.00% 3/1/2026[7]	80,540	78,724
CommScope, LLC 8.25% 3/1/2027[7]	23,319	22,104
CommScope, LLC 7.125% 7/1/2028[7]	10,651	9,276
Diebold Nixdorf, Inc., Term Loan, (3-month USD CME Term SOFR + 7.50%) 12.304% 8/11/2028[2,7,8,11]	208,690	212,538
Entegris, Inc. 4.75% 4/15/2029[7]	9,145	8,867
Entegris, Inc. 3.625% 5/1/2029[7]	30,000	27,576
Fair Isaac Corp. 4.00% 6/15/2028[7]	11,530	10,960
Finastra USA, Inc., Term Loan B, (3-month USD CME Term SOFR + 7.25%) 12.181% 9/13/2029[6,8,11]	33,558	33,726
Finastra USA, Inc., Term Loan, (3-month USD CME Term SOFR + 7.25%) 12.181% 9/13/2029[6,8,11]	1,250	1,256
Gartner, Inc. 4.50% 7/1/2028[7]	14,275	13,942
Gartner, Inc. 3.75% 10/1/2030[7]	5,300	4,879
Helios Software Holdings, Inc. 8.75% 5/1/2029[7]	43,925	44,640
Hughes Satellite Systems Corp. 5.25% 8/1/2026	135,946	124,333
Hughes Satellite Systems Corp. 6.625% 8/1/2026	89,602	77,608
ION Trading Technologies SARL 9.50% 5/30/2029[7]	28,365	28,853
Microchip Technology, Inc. 5.05% 3/15/2029	8,175	8,208
Microsoft Corp. 2.921% 3/17/2052	5,000	3,455
NCR Atleos Corp. 9.50% 4/1/2029[7]	59,983	66,069
NCR Voyix Corp. 5.125% 4/15/2029[7]	4,281	4,095
Shift4 Payments, LLC 6.75% 8/15/2032[7]	14,530	14,919
Synaptics, Inc. 4.00% 6/15/2029[7]	3,700	3,397
Texas Instruments, Inc. 4.60% 2/8/2029	4,408	4,423
Texas Instruments, Inc. 4.85% 2/8/2034	2,294	2,299
UKG, Inc. 6.875% 2/1/2031[7]	13,825	14,175
Unisys Corp. 6.875% 11/1/2027[7]	3,200	3,132
Viasat, Inc. 5.625% 9/15/2025[7]	5,600	5,532
Viasat, Inc. 5.625% 4/15/2027[7]	70,021	65,447
Viasat, Inc. 6.50% 7/15/2028[7]	11,025	8,328
Viasat, Inc. 7.50% 5/30/2031[7]	55,655	36,583
Viavi Solutions, Inc. 3.75% 10/1/2029[7]	4,675	4,247
Wolfspeed, Inc. 9.875% 6/23/2030 (10.875% on 6/23/2026)[6,10]	11,510	11,050
Wolfspeed, Inc. 9.875% 6/23/2030 (10.875% on 6/23/2025)[6,10]	9,041	8,679
		1,506,810
Industrials 1.07%
AAdvantage Loyalty IP, Ltd. 5.50% 4/20/2026[7]	3,952	3,943
AAR Escrow Issuer, LLC 6.75% 3/15/2029[7]	15,509	15,865
Air Lease Corp. 2.875% 1/15/2026	20,296	19,823
Air Lease Corp. 2.20% 1/15/2027	11,245	10,632
Allison Transmission, Inc. 3.75% 1/30/2031[7]	25,185	22,371
Amentum Escrow Corp., Term Loan, (3-month USD CME Term SOFR + 2.25%) 6.935% 9/29/2031[8,11]	38,890	38,926
Amentum Holdings, Inc. 7.25% 8/1/2032[7]	17,850	18,504
American Airlines, Inc. 8.50% 5/15/2029[7]	22,670	23,839
Aramark Services, Inc. 5.00% 4/1/2025[7]	5,670	5,663
Aramark Services, Inc. 5.00% 2/1/2028[7]	9,000	8,846
Atkore, Inc. 4.25% 6/1/2031[7]	12,215	11,020
Avis Budget Car Rental, LLC 5.75% 7/15/2027[7]	12,175	11,930
Avis Budget Car Rental, LLC 4.75% 4/1/2028[7]	2,460	2,314
Avis Budget Car Rental, LLC 5.375% 3/1/2029[7]	18,760	17,479
Avis Budget Car Rental, LLC 8.25% 1/15/2030[7]	9,650	9,866
Avis Budget Car Rental, LLC 8.00% 2/15/2031[7]	16,540	16,925
The Income Fund of America — Page 25 of 69

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Industrials (continued)	Principal amount (000)	Value (000)
BAE Systems PLC 5.00% 3/26/2027[7]	USD3,000	$3,020
BAE Systems PLC 5.125% 3/26/2029[7]	7,348	7,420
BAE Systems PLC 5.25% 3/26/2031[7]	5,564	5,654
BAE Systems PLC 5.30% 3/26/2034[7]	6,357	6,433
BAE Systems PLC 5.50% 3/26/2054[7]	1,750	1,767
Boeing Co. (The) 4.875% 5/1/2025	10,281	10,259
Boeing Co. (The) 2.75% 2/1/2026	6,182	5,996
Boeing Co. (The) 2.196% 2/4/2026	8,089	7,793
Boeing Co. (The) 3.10% 5/1/2026	500	483
Boeing Co. (The) 5.04% 5/1/2027	18,094	18,032
Boeing Co. (The) 6.259% 5/1/2027[7]	10,466	10,710
Boeing Co. (The) 3.25% 3/1/2028	1,025	955
Boeing Co. (The) 6.298% 5/1/2029[7]	15,658	16,225
Boeing Co. (The) 5.15% 5/1/2030	7,095	7,006
Boeing Co. (The) 3.625% 2/1/2031	2,720	2,458
Boeing Co. (The) 6.388% 5/1/2031[7]	2,425	2,539
Boeing Co. (The) 3.60% 5/1/2034	5,750	4,839
Boeing Co. (The) 6.528% 5/1/2034[7]	21,805	23,000
Boeing Co. (The) 3.90% 5/1/2049	800	566
Boeing Co. (The) 5.805% 5/1/2050	8,169	7,711
Boeing Co. (The) 6.858% 5/1/2054[7]	1,255	1,347
Bombardier, Inc. 7.125% 6/15/2026[7]	5,338	5,399
Bombardier, Inc. 7.875% 4/15/2027[7]	12,190	12,222
Bombardier, Inc. 6.00% 2/15/2028[7]	23,515	23,508
Bombardier, Inc. 8.75% 11/15/2030[7]	9,370	10,164
Brink’s Co. (The) 4.625% 10/15/2027[7]	12,800	12,487
Brink’s Co. (The) 6.50% 6/15/2029[7]	4,755	4,854
Brink’s Co. (The) 6.75% 6/15/2032[7]	7,500	7,644
Burlington Northern Santa Fe, LLC 3.55% 2/15/2050	8,500	6,449
Burlington Northern Santa Fe, LLC 5.50% 3/15/2055	424	434
BWX Technologies, Inc. 4.125% 6/30/2028[7]	5,190	4,958
BWX Technologies, Inc. 4.125% 4/15/2029[7]	8,595	8,150
Canadian Pacific Railway Co. 1.75% 12/2/2026	3,015	2,846
Canadian Pacific Railway Co. 3.10% 12/2/2051	4,068	2,757
Carrier Global Corp. 2.722% 2/15/2030	1,955	1,758
Carrier Global Corp. 2.70% 2/15/2031	205	180
Carrier Global Corp. 5.90% 3/15/2034	785	825
Carrier Global Corp. 3.577% 4/5/2050	1,134	848
Carrier Global Corp. 6.20% 3/15/2054	912	1,003
Chart Industries, Inc. 7.50% 1/1/2030[7]	11,063	11,520
Clarivate Science Holdings Corp. 3.875% 7/1/2028[7]	12,595	11,899
Clarivate Science Holdings Corp. 4.875% 7/1/2029[7]	25,820	24,428
Clean Harbors, Inc. 6.375% 2/1/2031[7]	12,974	13,084
CoreLogic, Inc. 4.50% 5/1/2028[7]	73,611	69,194
CoreLogic, Inc., Term Loan, (3-month USD CME Term SOFR + 3.50%) 8.30% 6/2/2028[8,11]	18,931	18,875
CoreLogic, Inc., Term Loan, (3-month USD CME Term SOFR + 6.50%) 11.30% 6/4/2029[8,11]	13,525	13,333
CSX Corp. 3.80% 3/1/2028	1,300	1,269
Dun & Bradstreet Corp. (The) 5.00% 12/15/2029[7]	31,462	30,854
Enviri Corp. 5.75% 7/31/2027[7]	14,770	14,250
EquipmentShare.com, Inc. 8.625% 5/15/2032[7]	14,480	14,956
Fortress Transportation and Infrastructure Investors, LLC 5.50% 5/1/2028[7]	11,550	11,335
Garda World Security Corp. 8.375% 11/15/2032[7]	7,745	7,754
General Dynamics Corp. 3.625% 4/1/2030	5,433	5,179
GFL Environmental, Inc. 5.125% 12/15/2026[7]	1,500	1,486
The Income Fund of America — Page 26 of 69

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Industrials (continued)	Principal amount (000)	Value (000)
Herc Holdings, Inc. 6.625% 6/15/2029[7]	USD6,500	$6,656
Icahn Enterprises, LP 6.25% 5/15/2026	21,526	21,177
Icahn Enterprises, LP 5.25% 5/15/2027	26,405	24,625
Icahn Enterprises, LP 4.375% 2/1/2029	9,625	8,040
L3Harris Technologies, Inc. 5.40% 7/31/2033	7,430	7,542
L3Harris Technologies, Inc. 5.60% 7/31/2053	2,478	2,511
Lockheed Martin Corp. 5.10% 11/15/2027	3,305	3,365
Lockheed Martin Corp. 4.45% 5/15/2028	7,873	7,867
Lockheed Martin Corp. 5.70% 11/15/2054	6,148	6,505
Masco Corp. 1.50% 2/15/2028	7,105	6,406
Masco Corp. 2.00% 2/15/2031	4,220	3,571
Masco Corp. 3.125% 2/15/2051	2,044	1,335
Mexico City Airport Trust 3.875% 4/30/2028[7]	770	737
Mexico City Airport Trust 5.50% 10/31/2046	2,303	1,929
Mexico City Airport Trust 5.50% 7/31/2047	4,482	3,752
Mexico City Airport Trust 5.50% 7/31/2047[7]	215	180
Mileage Plus Holdings, LLC 6.50% 6/20/2027[7]	18,241	18,437
Miter Brands Acquisition Holdco, Inc. 6.75% 4/1/2032[7]	9,224	9,389
Moog, Inc. 4.25% 12/9/2027[7]	16,909	16,135
Movida Europe SA 7.85% 4/11/2029[7]	2,500	2,372
Mueller Water Products, Inc. 4.00% 6/15/2029[7]	5,110	4,762
Norfolk Southern Corp. 4.45% 3/1/2033	2,208	2,139
Norfolk Southern Corp. 3.05% 5/15/2050	1,727	1,160
Norfolk Southern Corp. 5.35% 8/1/2054	10,613	10,459
Northrop Grumman Corp. 3.25% 1/15/2028	7,495	7,178
Otis Worldwide Corp. 2.293% 4/5/2027	1,940	1,841
PM General Purchaser, LLC 9.50% 10/1/2028[7]	8,940	9,090
Reworld Holding Corp. 4.875% 12/1/2029[7]	19,365	18,104
Ritchie Bros. Holdings, Inc. 7.75% 3/15/2031[7]	11,040	11,645
RTX Corp. 1.90% 9/1/2031	6,250	5,172
RTX Corp. 5.15% 2/27/2033	9,542	9,624
RTX Corp. 5.375% 2/27/2053	3,947	3,891
Sensata Technologies BV 4.00% 4/15/2029[7]	19,310	18,070
Sensata Technologies, Inc. 3.75% 2/15/2031[7]	26,288	23,485
Spirit AeroSystems, Inc. 9.375% 11/30/2029[7]	21,219	22,911
Spirit AeroSystems, Inc. 9.75% 11/15/2030[7]	20,405	22,677
Spirit AeroSystems, Inc., Term Loan, (3-month CME Term SOFR + 4.25%) 9.085% 1/15/2027[8,11]	1,022	1,029
Stericycle, Inc. 3.875% 1/15/2029[7]	5,060	4,981
TransDigm, Inc. 5.50% 11/15/2027	35,399	35,117
TransDigm, Inc. 6.75% 8/15/2028[7]	14,390	14,717
TransDigm, Inc. 4.625% 1/15/2029	20,390	19,382
TransDigm, Inc. 6.375% 3/1/2029[7]	17,810	18,100
TransDigm, Inc. 6.625% 3/1/2032[7]	25,975	26,447
Triton Container International, Ltd. 3.15% 6/15/2031[7]	7,222	6,162
Triumph Group, Inc. 9.00% 3/15/2028[7]	30,166	31,465
Uber Technologies, Inc. 8.00% 11/1/2026[7]	22,165	22,165
Union Pacific Corp. 3.75% 7/15/2025	3,970	3,954
Union Pacific Corp. 2.40% 2/5/2030	1,931	1,729
Union Pacific Corp. 2.891% 4/6/2036	2,495	2,050
Union Pacific Corp. 2.95% 3/10/2052	4,250	2,826
United Rentals (North America), Inc. 5.25% 1/15/2030	6,840	6,737
United Rentals (North America), Inc. 3.875% 2/15/2031	20,475	18,588
United Rentals (North America), Inc. 3.75% 1/15/2032	8,175	7,256
The Income Fund of America — Page 27 of 69

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Industrials (continued)	Principal amount (000)	Value (000)
United Rentals (North America), Inc. 6.125% 3/15/2034[7]	USD29,140	$29,420
Virgin Australia Holdings, Ltd. 7.875% 10/15/2021[7,13]	1,632	12
WESCO Distribution, Inc. 7.25% 6/15/2028[7]	6,435	6,592
WESCO Distribution, Inc. 6.625% 3/15/2032[7]	20,920	21,464
XPO, Inc. 7.125% 6/1/2031[7]	6,765	7,008
XPO, Inc. 7.125% 2/1/2032[7]	14,878	15,470
		1,365,471
Real estate 1.06%
Alexandria Real Estate Equities, Inc. 3.95% 1/15/2028	975	950
Alexandria Real Estate Equities, Inc. 2.75% 12/15/2029	4,851	4,359
Alexandria Real Estate Equities, Inc. 3.375% 8/15/2031	2,375	2,156
Alexandria Real Estate Equities, Inc. 1.875% 2/1/2033	4,323	3,368
American Tower Corp. 1.45% 9/15/2026	7,408	6,978
American Tower Corp. 3.55% 7/15/2027	2,525	2,448
American Tower Corp. 2.30% 9/15/2031	2,000	1,680
American Tower Corp. 2.95% 1/15/2051	4,250	2,744
Anywhere Real Estate Group, LLC 5.75% 1/15/2029[7]	51,730	42,668
Anywhere Real Estate Group, LLC 5.25% 4/15/2030[7]	25,230	19,269
Anywhere Real Estate Group, LLC 7.00% 4/15/2030[7]	17,800	15,617
Boston Properties, LP 6.75% 12/1/2027	25,000	26,104
Boston Properties, LP 2.90% 3/15/2030	2,310	2,038
Boston Properties, LP 3.25% 1/30/2031	10,206	8,994
Boston Properties, LP 2.55% 4/1/2032	4,508	3,681
Boston Properties, LP 2.45% 10/1/2033	1,719	1,338
Boston Properties, LP 6.50% 1/15/2034	32,051	33,934
Boston Properties, LP 5.75% 1/15/2035	23,321	23,107
Brookfield Property REIT, Inc. 5.75% 5/15/2026[7]	15,562	15,422
Brookfield Property REIT, Inc. 4.50% 4/1/2027[7]	6,847	6,605
COPT Defense Properties, LP 2.75% 4/15/2031	8,314	7,107
COPT Defense Properties, LP 2.90% 12/1/2033	1,275	1,034
Equinix, Inc. 1.45% 5/15/2026	13,335	12,724
ERP Operating, LP 4.65% 9/15/2034	2,274	2,185
Essex Portfolio, LP 3.50% 4/1/2025	1,670	1,660
Extra Space Storage, LP 2.35% 3/15/2032	1,949	1,605
Howard Hughes Corp. (The) 5.375% 8/1/2028[7]	72,620	70,669
Howard Hughes Corp. (The) 4.125% 2/1/2029[7]	54,625	50,358
Howard Hughes Corp. (The) 4.375% 2/1/2031[7]	90,370	81,071
Invitation Homes Operating Partnership, LP 2.00% 8/15/2031	3,300	2,706
Iron Mountain, Inc. 4.875% 9/15/2027[7]	1,875	1,844
Iron Mountain, Inc. 5.00% 7/15/2028[7]	9,311	9,082
Iron Mountain, Inc. 4.875% 9/15/2029[7]	9,300	8,964
Iron Mountain, Inc. 5.25% 7/15/2030[7]	33,830	32,741
Iron Mountain, Inc. 4.50% 2/15/2031[7]	43,400	40,336
Kennedy-Wilson, Inc. 4.75% 3/1/2029	71,927	66,010
Kennedy-Wilson, Inc. 4.75% 2/1/2030	81,396	72,888
Kennedy-Wilson, Inc. 5.00% 3/1/2031	53,703	47,481
Kilroy Realty, LP 6.25% 1/15/2036	2,494	2,516
Ladder Capital Finance Holdings LLLP 4.25% 2/1/2027[7]	26,434	25,612
Ladder Capital Finance Holdings LLLP 4.75% 6/15/2029[7]	19,183	18,294
Ladder Capital Finance Holdings LLLP 7.00% 7/15/2031[7]	10,500	10,898
MPT Operating Partnership, LP 5.25% 8/1/2026	1,090	1,032
MPT Operating Partnership, LP 5.00% 10/15/2027	151,586	133,885
MPT Operating Partnership, LP 4.625% 8/1/2029	1,090	849
The Income Fund of America — Page 28 of 69

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Real estate (continued)	Principal amount (000)	Value (000)
MPT Operating Partnership, LP 3.50% 3/15/2031	USD5,178	$3,672
Park Intermediate Holdings, LLC 4.875% 5/15/2029[7]	22,600	21,547
Park Intermediate Holdings, LLC 7.00% 2/1/2030[7]	8,695	8,914
Pebblebrook Hotel, LP 6.375% 10/15/2029[7]	15,100	15,092
Prologis, LP 4.875% 6/15/2028	9,091	9,185
Prologis, LP 4.75% 6/15/2033	2,957	2,905
Prologis, LP 5.00% 3/15/2034	3,445	3,417
Prologis, LP 5.00% 1/31/2035	5,184	5,128
Prologis, LP 5.25% 6/15/2053	2,913	2,832
Prologis, LP 5.25% 3/15/2054	1,245	1,201
Public Storage Operating Co. 1.85% 5/1/2028	8,037	7,345
Public Storage Operating Co. 1.95% 11/9/2028	8,107	7,323
Public Storage Operating Co. 2.30% 5/1/2031	3,242	2,808
RLJ Lodging Trust, LP 4.00% 9/15/2029[7]	17,780	16,042
Scentre Group Trust 1 3.50% 2/12/2025[7]	4,455	4,432
Scentre Group Trust 1 3.25% 10/28/2025[7]	9,115	8,968
Scentre Group Trust 1 3.75% 3/23/2027[7]	2,500	2,433
Service Properties Trust 5.25% 2/15/2026	4,070	3,951
Service Properties Trust 4.75% 10/1/2026	19,605	18,545
Service Properties Trust 4.95% 2/15/2027	27,618	25,749
Service Properties Trust 5.50% 12/15/2027	27,165	25,751
Service Properties Trust 3.95% 1/15/2028	48,415	41,603
Service Properties Trust 8.375% 6/15/2029	52,506	51,360
Service Properties Trust 4.95% 10/1/2029	18,342	14,677
Service Properties Trust 4.375% 2/15/2030	15,881	12,036
Service Properties Trust 8.625% 11/15/2031[7]	31,935	33,779
Service Properties Trust 8.875% 6/15/2032	20,406	18,988
Simon Property Group, LP 3.50% 9/1/2025	3,250	3,219
Simon Property Group, LP 2.65% 7/15/2030	3,350	2,991
Sun Communities Operating, LP 2.30% 11/1/2028	2,566	2,310
Sun Communities Operating, LP 2.70% 7/15/2031	1,941	1,654
VICI Properties, LP 3.50% 2/15/2025[7]	1,320	1,312
VICI Properties, LP 4.625% 6/15/2025[7]	11,545	11,492
VICI Properties, LP 4.25% 12/1/2026[7]	3,660	3,593
VICI Properties, LP 3.875% 2/15/2029[7]	14,460	13,620
VICI Properties, LP 4.625% 12/1/2029[7]	140	135
VICI Properties, LP 4.125% 8/15/2030[7]	14,885	13,805
		1,350,825
Materials 0.97%
Air Products and Chemicals, Inc. 1.85% 5/15/2027	1,607	1,509
Alcoa Nederland Holding BV 5.50% 12/15/2027[7]	11,340	11,267
Alliance Resource Operating Partners, LP 8.625% 6/15/2029[7]	5,629	5,947
ARD Finance SA 6.50% Cash 6/30/2027[7,9]	16,497	3,503
ATI, Inc. 4.875% 10/1/2029	30,055	28,498
ATI, Inc. 7.25% 8/15/2030	14,815	15,367
ATI, Inc. 5.125% 10/1/2031	15,485	14,633
Avient Corp. 7.125% 8/1/2030[7]	6,900	7,103
Avient Corp. 6.25% 11/1/2031[7]	7,115	7,141
Axalta Coating Systems Dutch Holding B BV 7.25% 2/15/2031[7]	7,585	7,936
Axalta Coating Systems, LLC 4.75% 6/15/2027[7]	14,076	13,806
Ball Corp. 6.875% 3/15/2028	19,100	19,650
Ball Corp. 6.00% 6/15/2029	24,810	25,229
Ball Corp. 3.125% 9/15/2031	20,755	17,954
The Income Fund of America — Page 29 of 69

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Materials (continued)	Principal amount (000)	Value (000)
Canpack Spolka Akcyjna 3.875% 11/15/2029[7]	USD12,477	$11,362
Celanese US Holdings, LLC 6.165% 7/15/2027	21,500	21,997
Celanese US Holdings, LLC 6.55% 11/15/2030	5,313	5,570
Celanese US Holdings, LLC 6.70% 11/15/2033	3,430	3,649
Cleveland-Cliffs, Inc. 7.00% 3/15/2027	1,300	1,304
Cleveland-Cliffs, Inc. 5.875% 6/1/2027	62,300	62,315
Cleveland-Cliffs, Inc. 4.625% 3/1/2029[7]	33,580	31,493
Cleveland-Cliffs, Inc. 6.875% 11/1/2029[7]	34,175	34,341
Cleveland-Cliffs, Inc. 6.75% 4/15/2030[7]	31,000	31,007
Cleveland-Cliffs, Inc. 4.875% 3/1/2031[7]	6,700	6,188
Cleveland-Cliffs, Inc. 7.00% 3/15/2032[7]	24,110	24,167
Consolidated Energy Finance SA 12.00% 2/15/2031[7]	13,875	13,550
CRH America, Inc. 5.125% 5/18/2045[7]	350	326
CVR Partners, LP 6.125% 6/15/2028[7]	6,135	5,893
Dow Chemical Co. (The) 4.80% 5/15/2049	2,075	1,809
Dow Chemical Co. (The) 3.60% 11/15/2050	10,215	7,361
Eastman Chemical Co. 5.625% 2/20/2034	1,324	1,338
Element Solutions, Inc. 3.875% 9/1/2028[7]	21,085	20,333
First Quantum Minerals, Ltd. 6.875% 10/15/2027[7]	143,717	142,862
First Quantum Minerals, Ltd. 9.375% 3/1/2029[7]	76,755	81,698
FXI Holdings, Inc. 12.25% 11/15/2026[7]	35,598	35,346
FXI Holdings, Inc. 12.25% 11/15/2026[7]	24,259	24,191
INEOS Finance PLC 6.75% 5/15/2028[7]	16,310	16,503
INEOS Finance PLC 7.50% 4/15/2029[7]	6,920	7,148
International Flavors & Fragrances, Inc. 1.832% 10/15/2027[7]	2,875	2,634
Kaiser Aluminum Corp. 4.625% 3/1/2028[7]	20,295	19,356
Linde, Inc. 1.10% 8/10/2030	3,657	3,027
LSB Industries, Inc. 6.25% 10/15/2028[7]	13,255	12,837
Methanex Corp. 5.125% 10/15/2027	50,060	48,760
Mineral Resources, Ltd. 8.125% 5/1/2027[7]	11,100	11,189
Mineral Resources, Ltd. 8.00% 11/1/2027[7]	8,875	9,109
Mineral Resources, Ltd. 9.25% 10/1/2028[7]	23,240	24,496
Mineral Resources, Ltd. 8.50% 5/1/2030[7]	21,240	21,865
NOVA Chemicals Corp. 5.25% 6/1/2027[7]	13,410	13,174
NOVA Chemicals Corp. 4.25% 5/15/2029[7]	9,800	8,937
NOVA Chemicals Corp. 9.00% 2/15/2030[7]	6,685	7,128
Novelis Corp. 4.75% 1/30/2030[7]	27,653	25,928
Novelis Corp. 3.875% 8/15/2031[7]	21,782	19,148
SCIH Salt Holdings, Inc. 4.875% 5/1/2028[7]	59,585	57,115
SCIH Salt Holdings, Inc. 6.625% 5/1/2029[7]	47,925	46,674
Sealed Air Corp. 4.00% 12/1/2027[7]	19,239	18,432
Sealed Air Corp. 6.125% 2/1/2028[7]	30,890	31,240
Summit Materials, LLC 6.50% 3/15/2027[7]	9,760	9,777
Summit Materials, LLC 5.25% 1/15/2029[7]	12,425	12,329
Summit Materials, LLC 7.25% 1/15/2031[7]	11,546	12,008
Venator Material, LLC, Term Loan, (3-month USD CME Term SOFR + 2.00%) 8.00% PIK and 7.286% Cash 1/16/2026[8,9,11]	8,697	8,784
Venator Material, LLC, Term Loan, (USD-SOFR + 10.00%) 8.00% PIK and 7.304% Cash 10/10/2028[8,9,11]	14,392	14,357
Warrior Met Coal, Inc. 7.875% 12/1/2028[7]	23,007	23,950
Westlake Corp. 5.00% 8/15/2046	350	314
Westlake Corp. 4.375% 11/15/2047	300	245
		1,234,107
The Income Fund of America — Page 30 of 69

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Utilities 0.79%	Principal amount (000)	Value (000)
AES Corp. 3.30% 7/15/2025[7]	USD16,950	$16,729
American Electric Power Co., Inc. 4.30% 12/1/2028	2,280	2,240
American Water Capital Corp. 2.80% 5/1/2030	950	859
AmeriGas Partners, LP 5.50% 5/20/2025	1,702	1,700
Calpine Corp. 5.125% 3/15/2028[7]	12,315	12,047
Calpine Corp. 3.75% 3/1/2031[7]	12,570	11,340
Cleveland Electric Illuminating Co. (The) 3.50% 4/1/2028[7]	2,500	2,376
Colbún SA 3.95% 10/11/2027[7]	1,554	1,502
Comision Federal de Electricidad 4.688% 5/15/2029[7]	14,525	13,851
Comision Federal de Electricidad 3.348% 2/9/2031	7,363	6,213
Comision Federal de Electricidad 3.875% 7/26/2033	2,410	1,984
Comision Federal de Electricidad 6.45% 1/24/2035[7]	7,305	7,056
Commonwealth Edison Co. 3.85% 3/15/2052	3,848	2,996
Connecticut Light and Power Co. (The) 4.95% 8/15/2034	3,300	3,274
Consumers Energy Co. 4.625% 5/15/2033	5,826	5,728
DTE Energy Co. 4.95% 7/1/2027	5,050	5,079
Duke Energy Indiana, LLC 4.90% 7/15/2043	12,285	11,489
Duke Energy Indiana, LLC 3.25% 10/1/2049	1,727	1,208
Duke Energy Progress, LLC 4.15% 12/1/2044	987	827
Edison International 3.55% 11/15/2024	11,765	11,755
Edison International 4.95% 4/15/2025	400	400
Edison International 4.125% 3/15/2028	5,666	5,536
Edison International 5.25% 11/15/2028	7,000	7,055
Edison International 5.45% 6/15/2029	8,282	8,426
Edison International 6.95% 11/15/2029	1,650	1,786
Edison International 5.25% 3/15/2032	6,100	6,095
Electricité de France SA 6.25% 5/23/2033[7]	5,121	5,425
Electricité de France SA 9.125% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 5.411% on 6/15/2033)[7,10]	4,000	4,541
Emera US Finance, LP 2.639% 6/15/2031	2,100	1,787
Emera, Inc. 6.75% 6/15/2076 (3-month USD-LIBOR + 5.44% on 6/15/2026)[10,12]	35,774	35,952
Entergy Louisiana, LLC 5.15% 9/15/2034	7,050	7,025
Eversource Energy 5.50% 1/1/2034	1,650	1,663
FirstEnergy Corp. 1.60% 1/15/2026	989	951
FirstEnergy Corp. 2.65% 3/1/2030	2,500	2,223
FirstEnergy Corp. 2.25% 9/1/2030	150	129
FirstEnergy Corp., Series B, 3.90% 7/15/2027	49,077	47,942
FirstEnergy Transmission, LLC 2.866% 9/15/2028[7]	10,000	9,303
Georgia Power Co. 3.70% 1/30/2050	1,200	914
Interstate Power and Light Co. 3.25% 12/1/2024	2,750	2,746
Israel Electric Corp., Ltd. 8.10% 12/15/2096[7]	4,905	5,793
Ithaca Energy (North Sea) PLC 8.125% 10/15/2029[7]	11,310	11,341
Jersey Central Power & Light Co. 2.75% 3/1/2032[7]	1,025	876
MidAmerican Energy Co. 5.85% 9/15/2054	2,325	2,465
MIWD Holdco II, LLC, Term Loan B2, (3-month USD CME Term SOFR + 3.00%) 7.845% 3/28/2031[8,11]	8,304	8,344
Monongahela Power Co. 3.55% 5/15/2027[7]	2,550	2,472
NextEra Energy Capital Holdings, Inc. 6.051% 3/1/2025	2,475	2,483
Northern States Power Co. 3.20% 4/1/2052	3,258	2,289
Pacific Gas and Electric Co. 3.15% 1/1/2026	42,725	41,798
Pacific Gas and Electric Co. 2.95% 3/1/2026	21,350	20,777
Pacific Gas and Electric Co. 3.30% 3/15/2027	8,271	7,975
Pacific Gas and Electric Co. 2.10% 8/1/2027	1,034	962
Pacific Gas and Electric Co. 3.30% 12/1/2027	21,426	20,440
Pacific Gas and Electric Co. 3.00% 6/15/2028	9,085	8,514
The Income Fund of America — Page 31 of 69

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Utilities (continued)	Principal amount (000)	Value (000)
Pacific Gas and Electric Co. 3.75% 7/1/2028	USD12,004	$11,535
Pacific Gas and Electric Co. 4.65% 8/1/2028	9,550	9,461
Pacific Gas and Electric Co. 6.10% 1/15/2029	9,408	9,774
Pacific Gas and Electric Co. 4.20% 3/1/2029	1,000	968
Pacific Gas and Electric Co. 5.55% 5/15/2029	3,000	3,059
Pacific Gas and Electric Co. 4.55% 7/1/2030	60,743	59,000
Pacific Gas and Electric Co. 2.50% 2/1/2031	19,071	16,370
Pacific Gas and Electric Co. 3.25% 6/1/2031	5,850	5,224
Pacific Gas and Electric Co. 5.90% 6/15/2032	8,633	8,938
Pacific Gas and Electric Co. 6.15% 1/15/2033	8,193	8,578
Pacific Gas and Electric Co. 6.40% 6/15/2033	40,212	42,818
Pacific Gas and Electric Co. 6.95% 3/15/2034	3,800	4,216
Pacific Gas and Electric Co. 5.80% 5/15/2034	12,455	12,816
Pacific Gas and Electric Co. 3.30% 8/1/2040	3,333	2,500
Pacific Gas and Electric Co. 3.75% 8/15/2042	9,775	7,452
Pacific Gas and Electric Co. 4.95% 7/1/2050	9,779	8,585
Pacific Gas and Electric Co. 3.50% 8/1/2050	5,934	4,146
Pacific Gas and Electric Co. 6.70% 4/1/2053	5,290	5,820
PacifiCorp 5.30% 2/15/2031	2,275	2,309
PacifiCorp 5.45% 2/15/2034	21,100	21,254
PacifiCorp 4.125% 1/15/2049	350	276
PacifiCorp 4.15% 2/15/2050	1,650	1,297
PacifiCorp 3.30% 3/15/2051	1,375	924
PacifiCorp 2.90% 6/15/2052	2,197	1,352
PacifiCorp 5.35% 12/1/2053	8,741	8,258
PacifiCorp 5.50% 5/15/2054	14,553	14,020
PacifiCorp 5.80% 1/15/2055	20,600	20,626
PG&E Corp. 5.00% 7/1/2028	52,990	51,727
PG&E Corp. 5.25% 7/1/2030	80,910	78,916
PG&E Corp., junior subordinated, 7.375% 3/15/2055 (5-year UST Yield Curve Rate T Note Constant Maturity + 3.883% on 3/15/2030)[10]	14,225	14,729
Progress Energy, Inc. 7.00% 10/30/2031	3,750	4,177
Public Service Company of Colorado 5.35% 5/15/2034	6,802	6,929
Public Service Company of Colorado 5.25% 4/1/2053	1,012	968
Public Service Company of Colorado 5.75% 5/15/2054	5,100	5,318
Public Service Electric and Gas Co. 3.15% 1/1/2050	1,700	1,204
Southern California Edison Co. 3.70% 8/1/2025	450	446
Southern California Edison Co. 4.20% 3/1/2029	8,020	7,847
Southern California Edison Co. 2.85% 8/1/2029	8,900	8,195
Southern California Edison Co. 2.25% 6/1/2030	176	154
Southern California Edison Co. 5.45% 6/1/2031	8,900	9,125
Southern California Edison Co. 2.75% 2/1/2032	5,656	4,901
Southern California Edison Co. 5.75% 4/1/2035	4,400	4,558
Southern California Edison Co. 5.35% 7/15/2035	15,109	15,301
Southern California Edison Co. 5.625% 2/1/2036	16,750	17,201
Southern California Edison Co. 4.50% 9/1/2040	17,099	15,334
Southern California Edison Co. 3.60% 2/1/2045	8,000	6,051
Southern California Edison Co. 4.00% 4/1/2047	640	516
Southern California Edison Co. 3.65% 2/1/2050	3,895	2,904
Southern Co. (The) 4.25% 7/1/2036	1,300	1,195
Southwestern Electric Power Co. 1.65% 3/15/2026	5,075	4,868
Talen Energy Supply, LLC 8.625% 6/1/2030[7]	13,294	14,351
Talen Energy Supply, LLC, Term Loan B, (3-month USD CME Term SOFR + 3.50%) 8.596% 5/17/2030[8,11]	16,906	16,971
Union Electric Co. 5.125% 3/15/2055	350	333
The Income Fund of America — Page 32 of 69

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Utilities (continued)	Principal amount (000)	Value (000)
Virginia Electric & Power 2.40% 3/30/2032	USD3,525	$2,991
Wisconsin Electric Power Co. 4.60% 10/1/2034	800	775
Wisconsin Electric Power Co. 5.05% 10/1/2054	750	717
Wisconsin Power and Light Co. 3.65% 4/1/2050	350	262
Xcel Energy, Inc. 2.60% 12/1/2029	3,000	2,688
Xcel Energy, Inc. 2.35% 11/15/2031	2,525	2,097
		1,002,006
Consumer staples 0.56%
7-Eleven, Inc. 0.95% 2/10/2026[7]	3,950	3,759
Altria Group, Inc. 5.80% 2/14/2039	16,525	16,782
Anheuser-Busch InBev Worldwide, Inc. 4.95% 1/15/2042	6,817	6,506
Anheuser-Busch InBev Worldwide, Inc. 4.60% 4/15/2048	136	124
Anheuser-Busch InBev Worldwide, Inc. 5.55% 1/23/2049	2,085	2,130
B&G Foods, Inc. 5.25% 9/15/2027	21,515	20,900
B&G Foods, Inc. 8.00% 9/15/2028[7]	5,760	5,991
BAT Capital Corp. 3.557% 8/15/2027	758	735
BAT Capital Corp. 2.259% 3/25/2028	8,610	7,902
BAT Capital Corp. 6.343% 8/2/2030	12,073	12,746
BAT Capital Corp. 5.834% 2/20/2031	2,643	2,728
BAT Capital Corp. 6.421% 8/2/2033	2,828	3,012
BAT Capital Corp. 6.00% 2/20/2034	1,000	1,035
BAT Capital Corp. 4.54% 8/15/2047	1,333	1,069
BAT International Finance PLC 3.95% 6/15/2025[7]	7,500	7,454
BAT International Finance PLC 1.668% 3/25/2026	8,990	8,610
BAT International Finance PLC 4.448% 3/16/2028	8,000	7,893
Campbell Soup Co. 4.75% 3/23/2035	9,301	8,944
Campbell Soup Co. 5.25% 10/13/2054	469	447
Central Garden & Pet Co. 4.125% 10/15/2030	40,146	36,408
Central Garden & Pet Co. 4.125% 4/30/2031[7]	30,680	27,563
Coca-Cola Co. 4.65% 8/14/2034	2,898	2,855
Conagra Brands, Inc. 1.375% 11/1/2027	1,750	1,584
Constellation Brands, Inc. 2.25% 8/1/2031	3,713	3,129
Coty, Inc. 5.00% 4/15/2026[7]	1,517	1,510
Coty, Inc. 4.75% 1/15/2029[7]	10,624	10,259
Coty, Inc. 6.625% 7/15/2030[7]	3,426	3,497
Darling Ingredients, Inc. 5.25% 4/15/2027[7]	19,295	19,126
Darling Ingredients, Inc. 6.00% 6/15/2030[7]	19,560	19,442
Energizer Holdings, Inc. 4.375% 3/31/2029[7]	17,615	16,493
Fiesta Purchaser, Inc. 7.875% 3/1/2031[7]	15,815	16,601
Fiesta Purchaser, Inc. 9.625% 9/15/2032[7]	18,730	19,624
Fiesta Purchaser, Inc., Term Loan B, (3-month USD CME Term SOFR + 4.00%) 8.685% 2/12/2031[8,11]	4,973	4,993
Ingles Markets, Inc. 4.00% 6/15/2031[7]	21,200	18,939
J. M. Smucker Co. (The) 5.90% 11/15/2028	7,370	7,699
J. M. Smucker Co. (The) 6.20% 11/15/2033	5,195	5,550
J. M. Smucker Co. (The) 6.50% 11/15/2043	708	766
J. M. Smucker Co. (The) 6.50% 11/15/2053	3,099	3,414
JBS USA Holding Lux SARL 2.50% 1/15/2027	12,702	12,053
JBS USA Holding Lux SARL 3.00% 2/2/2029	7,113	6,540
Kroger Co. 5.00% 9/15/2034	6,865	6,755
Kroger Co. 5.50% 9/15/2054	3,130	3,042
Lamb Weston Holdings, Inc. 4.125% 1/31/2030[7]	43,025	39,980
Lamb Weston Holdings, Inc. 4.375% 1/31/2032[7]	2,035	1,867
Performance Food Group, Inc. 5.50% 10/15/2027[7]	12,980	12,880
The Income Fund of America — Page 33 of 69

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Consumer staples (continued)	Principal amount (000)	Value (000)
Performance Food Group, Inc. 4.25% 8/1/2029[7]	USD12,645	$11,848
Performance Food Group, Inc. 6.125% 9/15/2032[7]	11,310	11,371
Philip Morris International, Inc. 5.125% 11/17/2027	5,947	6,031
Philip Morris International, Inc. 4.875% 2/15/2028	18,750	18,851
Philip Morris International, Inc. 4.625% 11/1/2029	10,794	10,705
Philip Morris International, Inc. 5.625% 11/17/2029	2,850	2,958
Philip Morris International, Inc. 5.125% 2/15/2030	10,323	10,454
Philip Morris International, Inc. 1.75% 11/1/2030	8,486	7,099
Philip Morris International, Inc. 5.125% 2/13/2031	3,982	4,021
Philip Morris International, Inc. 4.75% 11/1/2031	4,154	4,092
Philip Morris International, Inc. 4.90% 11/1/2034	7,932	7,749
Post Holdings, Inc. 5.625% 1/15/2028[7]	3,729	3,762
Post Holdings, Inc. 5.50% 12/15/2029[7]	20,825	20,329
Post Holdings, Inc. 4.625% 4/15/2030[7]	52,641	49,241
Post Holdings, Inc. 6.25% 2/15/2032[7]	8,961	9,072
Prestige Brands, Inc. 5.125% 1/15/2028[7]	8,162	8,000
Prestige Brands, Inc. 3.75% 4/1/2031[7]	8,045	7,178
Reynolds American, Inc. 5.70% 8/15/2035	3,130	3,161
Reynolds American, Inc. 5.85% 8/15/2045	3,900	3,766
Simmons Foods, Inc. 4.625% 3/1/2029[7]	35,247	32,687
Target Corp. 4.50% 9/15/2034	2,676	2,592
TreeHouse Foods, Inc. 4.00% 9/1/2028	20,260	18,484
United Natural Foods, Inc. 6.75% 10/15/2028[7]	7,000	6,763
US Foods, Inc. 4.625% 6/1/2030[7]	20,951	19,898
Walgreens Boots Alliance, Inc. 3.45% 6/1/2026	14,950	14,393
		715,841
Total corporate bonds, notes & loans		20,264,865
Mortgage-backed obligations 3.55% Federal agency mortgage-backed obligations 2.81%
Fannie Mae Pool #AD3149 4.50% 4/1/2025[14]	4	4
Fannie Mae Pool #AD6392 4.50% 5/1/2025[14]	8	8
Fannie Mae Pool #AD5692 4.50% 5/1/2025[14]	5	5
Fannie Mae Pool #AD6119 4.50% 6/1/2025[14]	7	7
Fannie Mae Pool #AD8191 4.00% 9/1/2025[14]	12	12
Fannie Mae Pool #AI6180 4.00% 7/1/2026[14]	15	15
Fannie Mae Pool #AL2940 3.50% 11/1/2027[14]	64	63
Fannie Mae Pool #AL8347 4.00% 3/1/2029[14]	26	26
Fannie Mae Pool #FM8013 5.50% 4/1/2031[14]	107	107
Fannie Mae Pool #BM1231 3.50% 11/1/2031[14]	66	65
Fannie Mae Pool #BJ5674 3.00% 1/1/2033[14]	109	105
Fannie Mae Pool #254767 5.50% 6/1/2033[14]	76	77
Fannie Mae Pool #BJ6249 4.00% 9/1/2033[14]	90	88
Fannie Mae Pool #MA3541 4.00% 12/1/2033[14]	100	97
Fannie Mae Pool #BN1085 4.00% 1/1/2034[14]	6	6
Fannie Mae Pool #MA3611 4.00% 3/1/2034[14]	43	42
Fannie Mae Pool #735228 5.50% 2/1/2035[14]	67	68
Fannie Mae Pool #878099 6.00% 4/1/2036[14]	112	116
Fannie Mae Pool #880426 6.00% 4/1/2036[14]	52	53
Fannie Mae Pool #256308 6.00% 7/1/2036[14]	108	113
Fannie Mae Pool #888795 5.50% 11/1/2036[14]	453	460
Fannie Mae Pool #AS8554 3.00% 12/1/2036[14]	9,157	8,529
Fannie Mae Pool #BE4703 3.00% 12/1/2036[14]	495	458
The Income Fund of America — Page 34 of 69

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #936999 6.00% 7/1/2037[14]	USD309	$320
Fannie Mae Pool #945832 6.50% 8/1/2037[14]	53	55
Fannie Mae Pool #888637 6.00% 9/1/2037[14]	734	762
Fannie Mae Pool #950991 6.00% 10/1/2037[14]	223	228
Fannie Mae Pool #995674 6.00% 5/1/2038[14]	400	416
Fannie Mae Pool #929964 6.00% 9/1/2038[14]	241	250
Fannie Mae Pool #AE0967 3.50% 6/1/2039[14]	70	65
Fannie Mae Pool #AC0479 6.00% 9/1/2039[14]	142	144
Fannie Mae Pool #AE0443 6.50% 10/1/2039[14]	91	95
Fannie Mae Pool #932274 4.50% 12/1/2039[14]	3,673	3,582
Fannie Mae Pool #AD4927 5.00% 6/1/2040[14]	1,121	1,124
Fannie Mae Pool #AE4483 4.00% 9/1/2040[14]	974	929
Fannie Mae Pool #AE8073 4.00% 12/1/2040[14]	84	80
Fannie Mae Pool #AE0828 3.50% 2/1/2041[14]	28	26
Fannie Mae Pool #AB2470 4.50% 3/1/2041[14]	14	14
Fannie Mae Pool #AI3422 5.00% 5/1/2041[14]	43	43
Fannie Mae Pool #AI4836 5.00% 6/1/2041[14]	44	44
Fannie Mae Pool #MA4387 2.00% 7/1/2041[14]	10,576	8,933
Fannie Mae Pool #AI5571 5.00% 7/1/2041[14]	36	36
Fannie Mae Pool #AI8482 5.00% 8/1/2041[14]	38	39
Fannie Mae Pool #AJ0257 4.00% 9/1/2041[14]	28	27
Fannie Mae Pool #AJ4154 4.00% 11/1/2041[14]	90	86
Fannie Mae Pool #AB4050 4.00% 12/1/2041[14]	169	161
Fannie Mae Pool #AJ4189 4.00% 12/1/2041[14]	98	93
Fannie Mae Pool #FS0305 1.50% 1/1/2042[14]	35,372	28,502
Fannie Mae Pool #890407 4.00% 2/1/2042[14]	238	227
Fannie Mae Pool #AL2745 4.00% 3/1/2042[14]	674	642
Fannie Mae Pool #AB5377 3.50% 6/1/2042[14]	10,276	9,455
Fannie Mae Pool #AO9140 3.50% 7/1/2042[14]	3,456	3,175
Fannie Mae Pool #AU3742 3.50% 8/1/2043[14]	2,075	1,905
Fannie Mae Pool #AU8813 4.00% 11/1/2043[14]	1,217	1,162
Fannie Mae Pool #AU9348 4.00% 11/1/2043[14]	861	822
Fannie Mae Pool #AU9350 4.00% 11/1/2043[14]	746	709
Fannie Mae Pool #FM9416 3.50% 7/1/2045[14]	24,200	22,137
Fannie Mae Pool #AL8354 3.50% 10/1/2045[14]	3,685	3,369
Fannie Mae Pool #AL8522 3.50% 5/1/2046[14]	7,966	7,280
Fannie Mae Pool #AS8310 3.00% 11/1/2046[14]	1,326	1,176
Fannie Mae Pool #BM1179 3.00% 4/1/2047[14]	1,636	1,451
Fannie Mae Pool #947661 6.50% 10/1/2047[14]	30	30
Fannie Mae Pool #947554 7.00% 10/1/2047[14]	131	137
Fannie Mae Pool #920015 7.00% 10/1/2047[14]	33	34
Fannie Mae Pool #CA0770 3.50% 11/1/2047[14]	272	247
Fannie Mae Pool #257036 7.00% 11/1/2047[14]	9	9
Fannie Mae Pool #CA0854 3.50% 12/1/2047[14]	5,110	4,647
Fannie Mae Pool #BM4413 4.50% 12/1/2047[14]	2,785	2,685
Fannie Mae Pool #FM7341 4.00% 3/1/2048[14]	24	23
Fannie Mae Pool #CA1542 4.00% 4/1/2048[14]	4,643	4,355
Fannie Mae Pool #BF0293 3.00% 7/1/2048[14]	7,580	6,689
Fannie Mae Pool #BF0318 3.50% 8/1/2048[14]	5,841	5,290
Fannie Mae Pool #FM1784 4.00% 9/1/2048[14]	6,302	5,905
Fannie Mae Pool #CA3184 4.00% 3/1/2049[14]	8,710	8,169
Fannie Mae Pool #CA3807 3.00% 7/1/2049[14]	1,568	1,378
Fannie Mae Pool #CA3806 3.00% 7/1/2049[14]	1,038	918
Fannie Mae Pool #CA3814 3.50% 7/1/2049[14]	27,831	25,371
The Income Fund of America — Page 35 of 69

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #CA3976 4.00% 8/1/2049[14]	USD47,334	$44,350
Fannie Mae Pool #FM1668 4.00% 8/1/2049[14]	5,060	4,741
Fannie Mae Pool #CA4112 3.50% 9/1/2049[14]	31,002	28,261
Fannie Mae Pool #FM1589 3.50% 9/1/2049[14]	2,649	2,403
Fannie Mae Pool #BO3491 2.50% 10/1/2049[14]	47	39
Fannie Mae Pool #CA4432 4.00% 10/1/2049[14]	5,482	5,137
Fannie Mae Pool #FM1954 3.50% 11/1/2049[14]	4,145	3,760
Fannie Mae Pool #CA4756 3.00% 12/1/2049[14]	19,054	16,733
Fannie Mae Pool #CA4802 3.50% 12/1/2049[14]	22,800	20,713
Fannie Mae Pool #CA4804 3.50% 12/1/2049[14]	19,920	18,070
Fannie Mae Pool #FM2092 3.50% 12/1/2049[14]	11,461	10,397
Fannie Mae Pool #CA5659 2.50% 5/1/2050[14]	2,066	1,714
Fannie Mae Pool #CA5968 2.50% 6/1/2050[14]	15,662	13,219
Fannie Mae Pool #BP5474 2.50% 6/1/2050[14]	6,211	5,152
Fannie Mae Pool #BP5502 2.50% 6/1/2050[14]	2,373	1,968
Fannie Mae Pool #CA6168 2.50% 6/1/2050[14]	2,111	1,751
Fannie Mae Pool #BP5482 2.50% 6/1/2050[14]	512	425
Fannie Mae Pool #CA6078 2.50% 6/1/2050[14]	100	83
Fannie Mae Pool #BP8762 2.50% 7/1/2050[14]	3,653	3,031
Fannie Mae Pool #FM3720 2.50% 7/1/2050[14]	2,005	1,660
Fannie Mae Pool #CA6349 3.00% 7/1/2050[14]	2,739	2,398
Fannie Mae Pool #FM3920 2.50% 8/1/2050[14]	8,444	7,005
Fannie Mae Pool #FP0058 2.50% 8/1/2050[14]	2,061	1,708
Fannie Mae Pool #CA6593 2.50% 8/1/2050[14]	687	579
Fannie Mae Pool #CA6740 3.00% 8/1/2050[14]	1,575	1,387
Fannie Mae Pool #MA4119 2.00% 9/1/2050[14]	12,377	9,888
Fannie Mae Pool #FM7195 2.50% 9/1/2050[14]	2,558	2,120
Fannie Mae Pool #BQ1607 2.50% 9/1/2050[14]	1,406	1,167
Fannie Mae Pool #FP0015 2.50% 9/1/2050[14]	87	72
Fannie Mae Pool #CA7052 3.00% 9/1/2050[14]	374	327
Fannie Mae Pool #FP0060 2.50% 10/1/2050[14]	2,000	1,659
Fannie Mae Pool #CA7278 2.50% 10/1/2050[14]	1,818	1,506
Fannie Mae Pool #FP0034 2.50% 10/1/2050[14]	1,493	1,238
Fannie Mae Pool #CA7381 3.00% 10/1/2050[14]	2,556	2,228
Fannie Mae Pool #CA7737 2.50% 11/1/2050[14]	17,592	14,784
Fannie Mae Pool #CA7599 2.50% 11/1/2050[14]	8,882	7,495
Fannie Mae Pool #FM5309 2.50% 11/1/2050[14]	1,524	1,262
Fannie Mae Pool #FM4897 3.00% 11/1/2050[14]	4,882	4,314
Fannie Mae Pool #CA8130 2.50% 12/1/2050[14]	14,933	12,503
Fannie Mae Pool #BQ9058 2.50% 12/1/2050[14]	2,246	1,863
Fannie Mae Pool #CA8046 3.00% 12/1/2050[14]	7,865	6,950
Fannie Mae Pool #FM5166 3.00% 12/1/2050[14]	1,677	1,467
Fannie Mae Pool #MA4237 2.00% 1/1/2051[14]	12,590	10,073
Fannie Mae Pool #CA8601 2.50% 1/1/2051[14]	43,802	36,599
Fannie Mae Pool #CA8480 2.50% 1/1/2051[14]	31,977	27,119
Fannie Mae Pool #FM5944 2.50% 1/1/2051[14]	2,660	2,204
Fannie Mae Pool #CA8828 2.50% 2/1/2051[14]	38,560	32,507
Fannie Mae Pool #FM5713 2.50% 2/1/2051[14]	2,098	1,754
Fannie Mae Pool #CA9233 2.50% 2/1/2051[14]	1,986	1,647
Fannie Mae Pool #FM6128 2.50% 2/1/2051[14]	1,821	1,509
Fannie Mae Pool #CA9291 2.50% 2/1/2051[14]	1,062	880
Fannie Mae Pool #CA9302 3.00% 2/1/2051[14]	10,498	9,276
Fannie Mae Pool #CA8969 3.00% 2/1/2051[14]	3,282	2,865
Fannie Mae Pool #CA8968 3.00% 2/1/2051[14]	670	584
The Income Fund of America — Page 36 of 69

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #CA9390 2.50% 3/1/2051[14]	USD5,078	$4,206
Fannie Mae Pool #FM6764 2.50% 3/1/2051[14]	3,267	2,706
Fannie Mae Pool #CB0290 2.00% 4/1/2051[14]	1,661	1,328
Fannie Mae Pool #FM6871 2.50% 4/1/2051[14]	6,112	5,063
Fannie Mae Pool #FM7093 2.50% 4/1/2051[14]	2,234	1,850
Fannie Mae Pool #FS0030 2.50% 4/1/2051[14]	1,923	1,593
Fannie Mae Pool #BR9703 2.50% 4/1/2051[14]	1,624	1,345
Fannie Mae Pool #BN9135 2.50% 4/1/2051[14]	749	621
Fannie Mae Pool #BR8460 2.50% 4/1/2051[14]	340	282
Fannie Mae Pool #BR7725 2.50% 4/1/2051[14]	324	268
Fannie Mae Pool #CB0191 3.00% 4/1/2051[14]	11,251	9,766
Fannie Mae Pool #CB0193 3.00% 4/1/2051[14]	1,381	1,202
Fannie Mae Pool #MA4325 2.00% 5/1/2051[14,15]	175,865	139,946
Fannie Mae Pool #BR8793 2.50% 5/1/2051[14]	9,560	7,919
Fannie Mae Pool #CB0396 2.50% 5/1/2051[14]	2,547	2,109
Fannie Mae Pool #FM7527 2.50% 5/1/2051[14]	1,820	1,508
Fannie Mae Pool #BT0971 2.50% 5/1/2051[14]	1,350	1,118
Fannie Mae Pool #FM7408 2.50% 5/1/2051[14]	1,279	1,059
Fannie Mae Pool #MA4356 2.50% 5/1/2051[14]	18	15
Fannie Mae Pool #BT1364 3.00% 5/1/2051[14]	1,476	1,285
Fannie Mae Pool #FM7740 2.50% 6/1/2051[14]	3,495	2,895
Fannie Mae Pool #BT1265 2.50% 6/1/2051[14]	2,143	1,775
Fannie Mae Pool #FM7909 3.00% 6/1/2051[14]	1,037	902
Fannie Mae Pool #MA4378 2.00% 7/1/2051[14]	80	64
Fannie Mae Pool #CB1134 2.50% 7/1/2051[14]	3,458	2,865
Fannie Mae Pool #BT1335 2.50% 7/1/2051[14]	2,757	2,284
Fannie Mae Pool #CB1004 2.50% 7/1/2051[14]	2,497	2,068
Fannie Mae Pool #BT1288 2.50% 7/1/2051[14]	934	773
Fannie Mae Pool #CB1394 2.50% 8/1/2051[14]	14,478	11,992
Fannie Mae Pool #FM8442 2.50% 8/1/2051[14]	777	648
Fannie Mae Pool #CB1304 3.00% 8/1/2051[14]	1,198	1,048
Fannie Mae Pool #FM8692 2.50% 9/1/2051[14]	7,420	6,146
Fannie Mae Pool #FM8761 2.50% 9/1/2051[14]	5,000	4,142
Fannie Mae Pool #FM8436 2.50% 9/1/2051[14]	4,000	3,313
Fannie Mae Pool #FS1630 2.50% 9/1/2051[14]	2,213	1,833
Fannie Mae Pool #BT9828 2.50% 9/1/2051[14]	2,080	1,723
Fannie Mae Pool #BQ7428 2.50% 9/1/2051[14]	1,217	1,016
Fannie Mae Pool #FM8745 2.50% 9/1/2051[14]	1,067	885
Fannie Mae Pool #BT4725 2.50% 9/1/2051[14]	121	100
Fannie Mae Pool #FS5125 2.50% 10/1/2051[14]	2,984	2,471
Fannie Mae Pool #FS0031 2.50% 10/1/2051[14]	1,157	959
Fannie Mae Pool #FS4628 3.00% 10/1/2051[14]	2,253	1,960
Fannie Mae Pool #MA4465 2.00% 11/1/2051[14]	13,301	10,596
Fannie Mae Pool #CB2092 2.50% 11/1/2051[14]	4,792	3,970
Fannie Mae Pool #FM9515 2.50% 11/1/2051[14]	1,868	1,560
Fannie Mae Pool #FM9481 2.50% 11/1/2051[14]	1,716	1,421
Fannie Mae Pool #BQ7453 2.50% 11/1/2051[14]	678	566
Fannie Mae Pool #MA4492 2.00% 12/1/2051[14]	1,693	1,347
Fannie Mae Pool #CB2319 2.50% 12/1/2051[14]	4,274	3,590
Fannie Mae Pool #CB2375 2.50% 12/1/2051[14]	4,214	3,537
Fannie Mae Pool #FM9846 2.50% 12/1/2051[14]	2,611	2,167
Fannie Mae Pool #BT9483 2.50% 12/1/2051[14]	2,073	1,742
Fannie Mae Pool #CB2372 2.50% 12/1/2051[14]	2,050	1,719
Fannie Mae Pool #CB2404 2.50% 12/1/2051[14]	2,000	1,669
The Income Fund of America — Page 37 of 69

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #FM9855 2.50% 12/1/2051[14]	USD1,830	$1,516
Fannie Mae Pool #BU3058 2.50% 12/1/2051[14]	1,680	1,393
Fannie Mae Pool #BT9510 2.50% 12/1/2051[14]	1,619	1,361
Fannie Mae Pool #FM9904 2.50% 12/1/2051[14]	1,249	1,035
Fannie Mae Pool #MA4493 2.50% 12/1/2051[14]	1,002	833
Fannie Mae Pool #FM9693 2.50% 12/1/2051[14]	999	827
Fannie Mae Pool #CB2286 2.50% 12/1/2051[14]	955	801
Fannie Mae Pool #BU7607 2.50% 12/1/2051[14]	563	467
Fannie Mae Pool #BQ7006 2.00% 1/1/2052[14]	3,291	2,620
Fannie Mae Pool #CB2644 2.50% 1/1/2052[14]	23,469	19,440
Fannie Mae Pool #FS0369 2.50% 1/1/2052[14]	11,005	9,116
Fannie Mae Pool #FS4203 2.50% 1/1/2052[14]	2,931	2,427
Fannie Mae Pool #FS0235 2.50% 1/1/2052[14]	2,542	2,105
Fannie Mae Pool #FS5613 2.50% 1/1/2052[14]	2,411	2,016
Fannie Mae Pool #FS0392 2.50% 1/1/2052[14]	2,384	1,975
Fannie Mae Pool #FS6479 2.50% 1/1/2052[14]	1,818	1,508
Fannie Mae Pool #FS1648 2.50% 1/1/2052[14]	1,717	1,427
Fannie Mae Pool #FS8108 2.50% 1/1/2052[14]	386	323
Fannie Mae Pool #FS2534 2.50% 1/1/2052[14]	129	107
Fannie Mae Pool #BU3083 2.50% 1/1/2052[14]	122	101
Fannie Mae Pool #FS0370 2.50% 1/1/2052[14]	92	77
Fannie Mae Pool #CB2640 2.50% 1/1/2052[14]	57	47
Fannie Mae Pool #BU7244 2.50% 1/1/2052[14]	52	43
Fannie Mae Pool #BV3076 2.00% 2/1/2052[14]	13,667	10,860
Fannie Mae Pool #MA4547 2.00% 2/1/2052[14]	3,031	2,407
Fannie Mae Pool #BV3083 2.00% 2/1/2052[14]	853	679
Fannie Mae Pool #FS5034 2.50% 2/1/2052[14]	2,465	2,041
Fannie Mae Pool #FS0834 2.50% 2/1/2052[14]	2,000	1,656
Fannie Mae Pool #BV3722 2.50% 2/1/2052[14]	700	583
Fannie Mae Pool #CB2928 2.50% 2/1/2052[14]	443	369
Fannie Mae Pool #CB3888 2.50% 2/1/2052[14]	245	204
Fannie Mae Pool #FS0647 3.00% 2/1/2052[14]	58,352	51,129
Fannie Mae Pool #FS1194 3.00% 2/1/2052[14]	11,505	10,099
Fannie Mae Pool #BV1089 4.00% 2/1/2052[14]	43	40
Fannie Mae Pool #BV3101 2.00% 3/1/2052[14]	1,328	1,057
Fannie Mae Pool #FS1742 2.00% 3/1/2052[14]	1,287	1,025
Fannie Mae Pool #BV4172 2.00% 3/1/2052[14]	890	708
Fannie Mae Pool #MA4562 2.00% 3/1/2052[14]	871	692
Fannie Mae Pool #MA4563 2.50% 3/1/2052[14]	3,031	2,517
Fannie Mae Pool #CB3049 2.50% 3/1/2052[14]	2,590	2,146
Fannie Mae Pool #CB3744 2.50% 3/1/2052[14]	2,008	1,671
Fannie Mae Pool #CB3050 2.50% 3/1/2052[14]	1,836	1,529
Fannie Mae Pool #BV4040 2.50% 3/1/2052[14]	411	343
Fannie Mae Pool #FS1598 2.00% 4/1/2052[14]	2,730	2,169
Fannie Mae Pool #MA4577 2.00% 4/1/2052[14]	681	542
Fannie Mae Pool #CB3520 2.50% 4/1/2052[14]	4,999	4,142
Fannie Mae Pool #BV8166 2.50% 4/1/2052[14]	2,452	2,040
Fannie Mae Pool #FS1746 2.50% 4/1/2052[14]	2,442	2,023
Fannie Mae Pool #BV8463 2.50% 4/1/2052[14]	1,779	1,483
Fannie Mae Pool #FS1629 2.50% 4/1/2052[14]	1,690	1,400
Fannie Mae Pool #MA4578 2.50% 4/1/2052[14]	1,391	1,155
Fannie Mae Pool #BV7698 2.50% 4/1/2052[14]	1,148	957
Fannie Mae Pool #FS4712 2.50% 4/1/2052[14]	879	728
Fannie Mae Pool #BT2292 2.50% 4/1/2052[14]	490	406
The Income Fund of America — Page 38 of 69

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #BV4656 2.50% 4/1/2052[14]	USD50	$42
Fannie Mae Pool #MA4579 3.00% 4/1/2052[14]	8,092	6,986
Fannie Mae Pool #FS5387 2.50% 5/1/2052[14]	12,310	10,196
Fannie Mae Pool #MA4598 2.50% 5/1/2052[14]	2,162	1,792
Fannie Mae Pool #BV9644 2.50% 5/1/2052[14]	743	619
Fannie Mae Pool #FS7329 2.00% 6/1/2052[14]	1,665	1,325
Fannie Mae Pool #FS7944 2.50% 6/1/2052[14]	2,217	1,837
Fannie Mae Pool #BW7323 2.50% 6/1/2052[14]	1,474	1,230
Fannie Mae Pool #FS5172 2.50% 6/1/2052[14]	545	453
Fannie Mae Pool #FS5035 2.50% 6/1/2052[14]	379	314
Fannie Mae Pool #MA4626 4.00% 6/1/2052[14]	12,255	11,341
Fannie Mae Pool #FS6986 2.00% 7/1/2052[14]	3,462	2,753
Fannie Mae Pool #FS7879 2.50% 7/1/2052[14]	167,274	138,554
Fannie Mae Pool #FS5493 2.50% 7/1/2052[14]	1,083	903
Fannie Mae Pool #FS3806 2.50% 7/1/2052[14]	487	404
Fannie Mae Pool #FS6631 2.50% 7/1/2052[14]	457	381
Fannie Mae Pool #FS2239 2.50% 7/1/2052[14]	429	358
Fannie Mae Pool #BV2584 2.50% 7/1/2052[14]	424	353
Fannie Mae Pool #BW6043 2.50% 7/1/2052[14]	44	36
Fannie Mae Pool #FS2535 2.50% 8/1/2052[14]	2,345	1,943
Fannie Mae Pool #FS2654 4.00% 8/1/2052[14]	3,221	2,983
Fannie Mae Pool #FS2805 2.50% 9/1/2052[14]	2,101	1,753
Fannie Mae Pool #MA4768 2.50% 9/1/2052[14]	1,844	1,536
Fannie Mae Pool #BX3451 2.50% 9/1/2052[14]	1,613	1,349
Fannie Mae Pool #CB4548 4.00% 9/1/2052[14]	4,450	4,120
Fannie Mae Pool #BW9347 4.50% 9/1/2052[14]	32,295	30,719
Fannie Mae Pool #BW1192 4.50% 9/1/2052[14]	798	758
Fannie Mae Pool #CB4620 5.00% 9/1/2052[14]	16,393	16,055
Fannie Mae Pool #MA4824 2.50% 10/1/2052[14]	77	64
Fannie Mae Pool #MA4785 5.00% 10/1/2052[14]	1,339	1,304
Fannie Mae Pool #MA4803 3.50% 11/1/2052[14]	9,361	8,377
Fannie Mae Pool #FS5554 4.50% 11/1/2052[14]	3,737	3,555
Fannie Mae Pool #MA4842 5.50% 12/1/2052[14]	3,871	3,845
Fannie Mae Pool #FS4947 4.00% 1/1/2053[14]	717	664
Fannie Mae Pool #FS5520 4.50% 1/1/2053[14]	1,898	1,803
Fannie Mae Pool #MA4919 5.50% 2/1/2053[14]	552	548
Fannie Mae Pool #FS4205 2.50% 3/1/2053[14]	1,769	1,466
Fannie Mae Pool #FS8509 3.50% 3/1/2053[14]	86,576	77,478
Fannie Mae Pool #FS4191 5.50% 3/1/2053[14]	1,666	1,663
Fannie Mae Pool #MA4993 4.00% 4/1/2053[14]	485	448
Fannie Mae Pool #MA4977 4.50% 4/1/2053[14]	70,734	67,204
Fannie Mae Pool #MA4978 5.00% 4/1/2053[14]	11,439	11,131
Fannie Mae Pool #FS4919 2.50% 5/1/2053[14]	2,502	2,082
Fannie Mae Pool #MA5027 4.00% 5/1/2053[14]	1,805	1,669
Fannie Mae Pool #FS4563 5.00% 5/1/2053[14]	1,801	1,754
Fannie Mae Pool #FS4840 5.50% 5/1/2053[14]	208	207
Fannie Mae Pool #MA5010 5.50% 5/1/2053[14]	95	94
Fannie Mae Pool #MA5038 5.00% 6/1/2053[14]	182	177
Fannie Mae Pool #BY3612 5.50% 6/1/2053[14]	465	462
Fannie Mae Pool #MA5039 5.50% 6/1/2053[14]	339	336
Fannie Mae Pool #CB6491 6.50% 6/1/2053[14]	2,558	2,619
Fannie Mae Pool #CB6490 6.50% 6/1/2053[14]	913	935
Fannie Mae Pool #CB6468 6.50% 6/1/2053[14]	679	694
Fannie Mae Pool #FS7823 2.00% 7/1/2053[14]	6,806	5,418
The Income Fund of America — Page 39 of 69

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #FS6037 2.50% 7/1/2053[14]	USD1,753	$1,454
Fannie Mae Pool #MA5070 4.50% 7/1/2053[14]	21,046	20,000
Fannie Mae Pool #MA5072 5.50% 7/1/2053[14]	1,274	1,263
Fannie Mae Pool #MA5105 4.50% 8/1/2053[14]	45,822	43,535
Fannie Mae Pool #FS6666 5.50% 8/1/2053[14]	20,302	20,150
Fannie Mae Pool #CB7108 5.50% 9/1/2053[14]	9,919	9,842
Fannie Mae Pool #MA5139 6.00% 9/1/2053[14]	873	879
Fannie Mae Pool #MA5177 4.00% 10/1/2053[14]	951	880
Fannie Mae Pool #CB7332 5.50% 10/1/2053[14]	18,362	18,222
Fannie Mae Pool #MA5165 5.50% 10/1/2053[14]	589	584
Fannie Mae Pool #MA5166 6.00% 10/1/2053[14]	6,884	6,931
Fannie Mae Pool #FS7252 5.00% 11/1/2053[14]	110,852	107,836
Fannie Mae Pool #FS6838 5.50% 11/1/2053[14]	924	916
Fannie Mae Pool #MA5191 6.00% 11/1/2053[14]	1,287	1,296
Fannie Mae Pool #CB7617 6.00% 12/1/2053[14]	8,589	8,657
Fannie Mae Pool #FS6873 6.50% 1/1/2054[14]	21,154	21,655
Fannie Mae Pool #CB7932 6.00% 2/1/2054[14]	8,650	8,718
Fannie Mae Pool #CB7933 6.50% 2/1/2054[14]	5,815	5,954
Fannie Mae Pool #CB8148 5.50% 3/1/2054[14]	2,566	2,558
Fannie Mae Pool #CB8151 5.50% 3/1/2054[14]	1,316	1,306
Fannie Mae Pool #CB8163 6.00% 3/1/2054[14]	4,035	4,093
Fannie Mae Pool #CB8168 6.00% 3/1/2054[14]	37	38
Fannie Mae Pool #CB8337 5.50% 4/1/2054[14]	17,371	17,256
Fannie Mae Pool #MA5328 6.00% 4/1/2054[14]	2	2
Fannie Mae Pool #MA5329 6.50% 4/1/2054[14]	5,214	5,325
Fannie Mae Pool #DB5160 5.50% 5/1/2054[14]	1,255	1,245
Fannie Mae Pool #FS8131 5.50% 6/1/2054[14]	3,368	3,354
Fannie Mae Pool #FS8153 6.00% 6/1/2054[14]	2,427	2,465
Fannie Mae Pool #DB6878 6.00% 6/1/2054[14]	1,401	1,411
Fannie Mae Pool #FS8223 6.00% 6/1/2054[14]	451	455
Fannie Mae Pool #FS8219 6.00% 6/1/2054[14]	389	395
Fannie Mae Pool #CB8755 6.00% 6/1/2054[14]	71	72
Fannie Mae Pool #CB8842 5.50% 7/1/2054[14]	10,876	10,811
Fannie Mae Pool #BU4699 5.50% 7/1/2054[14]	10,721	10,657
Fannie Mae Pool #CB8838 5.50% 7/1/2054[14]	5,118	5,096
Fannie Mae Pool #DB5213 5.50% 7/1/2054[14]	1,298	1,287
Fannie Mae Pool #MA5421 6.00% 7/1/2054[14]	2,694	2,712
Fannie Mae Pool #BU4700 6.00% 7/1/2054[14]	2,213	2,242
Fannie Mae Pool #CB8858 6.00% 7/1/2054[14]	1,684	1,705
Fannie Mae Pool #FS8318 6.00% 7/1/2054[14]	1,187	1,202
Fannie Mae Pool #CB8855 6.00% 7/1/2054[14]	966	980
Fannie Mae Pool #DB6901 6.00% 7/1/2054[14]	884	889
Fannie Mae Pool #DB7039 6.00% 7/1/2054[14]	329	333
Fannie Mae Pool #CB8977 5.00% 8/1/2054[14]	11,681	11,368
Fannie Mae Pool #MA5445 6.00% 8/1/2054[14]	5,499	5,536
Fannie Mae Pool #FS8757 6.00% 8/1/2054[14]	958	970
Fannie Mae Pool #FS8758 6.00% 8/1/2054[14]	556	562
Fannie Mae Pool #BU4916 6.00% 8/1/2054[14]	501	506
Fannie Mae Pool #FS8756 6.00% 8/1/2054[14]	389	394
Fannie Mae Pool #BU4968 6.00% 8/1/2054[14]	340	343
Fannie Mae Pool #DB7687 6.00% 8/1/2054[14]	180	182
Fannie Mae Pool #DB7690 6.00% 8/1/2054[14]	132	133
Fannie Mae Pool #DC0296 6.00% 8/1/2054[14]	124	125
Fannie Mae Pool #CB9071 6.50% 8/1/2054[14]	1,767	1,815
The Income Fund of America — Page 40 of 69

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #BU4946 5.50% 9/1/2054[14]	USD534	$529
Fannie Mae Pool #FS8866 6.00% 9/1/2054[14]	990	1,004
Fannie Mae Pool #CB9159 6.00% 9/1/2054[14]	6	6
Fannie Mae Pool #MA5495 4.50% 10/1/2054[14]	2,703	2,567
Fannie Mae Pool #MA5496 5.00% 10/1/2054[14]	9,946	9,671
Fannie Mae Pool #MA5497 5.50% 10/1/2054[14]	3,124	3,096
Fannie Mae Pool #BF0133 4.00% 8/1/2056[14]	3,653	3,388
Fannie Mae Pool #BF0167 3.00% 2/1/2057[14]	760	650
Fannie Mae Pool #BF0264 3.50% 5/1/2058[14]	11,207	10,009
Fannie Mae Pool #BF0332 3.00% 1/1/2059[14]	58,696	50,039
Fannie Mae Pool #BM6736 4.50% 11/1/2059[14]	19,110	18,337
Fannie Mae Pool #BF0497 3.00% 7/1/2060[14]	13,425	11,363
Fannie Mae Pool #BF0546 2.50% 7/1/2061[14]	11,764	9,481
Fannie Mae Pool #BF0548 3.00% 7/1/2061[14]	4,817	4,075
Fannie Mae Pool #BF0762 3.00% 9/1/2063[14]	725	614
Fannie Mae Pool #BF0784 3.50% 12/1/2063[14]	25,925	22,795
Fannie Mae Pool #BF0786 4.00% 12/1/2063[14]	4,848	4,451
Fannie Mae, Series 2001-4, Class GA, 9.00% 4/17/2025[8,14]	— [4]	— [4]
Fannie Mae, Series 2001-4, Class NA, 9.00% 10/25/2025[8,14]	— [4]	— [4]
Fannie Mae, Series 2007-24, Class P, 6.00% 3/25/2037[14]	123	128
Fannie Mae, Series 2007-33, Class HE, 5.50% 4/25/2037[14]	266	275
Fannie Mae, Series 2001-50, Class BA, 7.00% 10/25/2041[14]	59	60
Fannie Mae, Series 2002-W3, Class A5, 7.50% 11/25/2041[14]	74	78
Fannie Mae, Series 2001-T10, Class A1, 7.00% 12/25/2041[14]	81	82
Fannie Mae, Series 2002-W1, Class 2A, 4.563% 2/25/2042[8,14]	176	175
Freddie Mac Pool #J38387 3.00% 1/1/2033[14]	24	23
Freddie Mac Pool #G04805 4.50% 12/1/2035[14]	1,941	1,895
Freddie Mac Pool #K93766 3.00% 12/1/2036[14]	371	343
Freddie Mac Pool #K93772 3.00% 12/1/2036[14]	315	292
Freddie Mac Pool #G04553 6.50% 9/1/2038[14]	221	228
Freddie Mac Pool #G08353 4.50% 7/1/2039[14]	168	165
Freddie Mac Pool #A87892 5.00% 8/1/2039[14]	417	422
Freddie Mac Pool #A87873 5.00% 8/1/2039[14]	177	177
Freddie Mac Pool #G05937 4.50% 8/1/2040[14]	3,841	3,763
Freddie Mac Pool #RB5071 2.00% 9/1/2040[14]	29,425	24,922
Freddie Mac Pool #A96488 5.00% 1/1/2041[14]	13	13
Freddie Mac Pool #SC0149 2.00% 3/1/2041[14]	26,401	22,295
Freddie Mac Pool #Q02676 4.50% 8/1/2041[14]	273	265
Freddie Mac Pool #Q02849 4.50% 8/1/2041[14]	210	204
Freddie Mac Pool #G07189 4.50% 3/1/2042[14]	363	356
Freddie Mac Pool #G07221 4.50% 6/1/2042[14]	621	608
Freddie Mac Pool #Q23190 4.00% 11/1/2043[14]	1,096	1,042
Freddie Mac Pool #Q23185 4.00% 11/1/2043[14]	920	880
Freddie Mac Pool #Z40130 3.00% 1/1/2046[14]	4,412	3,939
Freddie Mac Pool #G60559 4.00% 4/1/2046[14]	5,141	4,842
Freddie Mac Pool #Q41090 4.50% 6/1/2046[14]	531	515
Freddie Mac Pool #Q41909 4.50% 7/1/2046[14]	1,052	1,022
Freddie Mac Pool #V82662 4.00% 10/1/2046[14]	3,327	3,134
Freddie Mac Pool #Q44400 4.00% 11/1/2046[14]	3,463	3,261
Freddie Mac Pool #SD0470 4.00% 11/1/2047[14]	6,131	5,726
Freddie Mac Pool #G61733 3.00% 12/1/2047[14]	5,690	5,023
Freddie Mac Pool #ZT2265 4.00% 8/1/2048[14]	5,743	5,381
Freddie Mac Pool #G61628 3.50% 9/1/2048[14]	531	484
Freddie Mac Pool #SD0045 4.50% 11/1/2048[14]	15,215	14,681
The Income Fund of America — Page 41 of 69

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac Pool #ZN3568 4.50% 2/1/2049[14]	USD7	$7
Freddie Mac Pool #SD7503 3.50% 8/1/2049[14]	2,995	2,717
Freddie Mac Pool #SD7508 3.50% 10/1/2049[14]	12,253	11,131
Freddie Mac Pool #QA4396 2.50% 11/1/2049[14]	17	14
Freddie Mac Pool #RA1744 4.00% 11/1/2049[14]	20,681	19,377
Freddie Mac Pool #QA5125 3.50% 12/1/2049[14]	16,652	15,127
Freddie Mac Pool #RA2854 2.50% 6/1/2050[14]	263	218
Freddie Mac Pool #QB1397 2.50% 7/1/2050[14]	1,834	1,522
Freddie Mac Pool #RA3054 2.50% 7/1/2050[14]	1,364	1,131
Freddie Mac Pool #RA3055 2.50% 7/1/2050[14]	205	170
Freddie Mac Pool #RA3384 3.00% 8/1/2050[14]	399	350
Freddie Mac Pool #RA3506 3.00% 9/1/2050[14]	2,936	2,567
Freddie Mac Pool #SD7525 2.50% 10/1/2050[14]	13,242	11,154
Freddie Mac Pool #RA3771 2.50% 10/1/2050[14]	7,564	6,275
Freddie Mac Pool #SD8106 2.00% 11/1/2050[14]	48,453	38,771
Freddie Mac Pool #SD7528 2.00% 11/1/2050[14]	19,607	15,856
Freddie Mac Pool #RA3987 2.50% 11/1/2050[14]	9,709	8,105
Freddie Mac Pool #QB5662 2.50% 11/1/2050[14]	1,034	864
Freddie Mac Pool #QB5799 2.50% 11/1/2050[14]	61	51
Freddie Mac Pool #SD0554 2.50% 3/1/2051[14]	2,286	1,894
Freddie Mac Pool #SI2108 2.50% 4/1/2051[14]	6,267	5,198
Freddie Mac Pool #QC1187 2.50% 4/1/2051[14]	1,973	1,646
Freddie Mac Pool #QC0576 2.50% 4/1/2051[14]	293	243
Freddie Mac Pool #RA5288 2.00% 5/1/2051[14]	10,417	8,388
Freddie Mac Pool #SI2106 2.50% 5/1/2051[14]	1,363	1,131
Freddie Mac Pool #RA5286 2.50% 5/1/2051[14]	60	50
Freddie Mac Pool #RA5267 3.00% 5/1/2051[14]	1,800	1,565
Freddie Mac Pool #QC3428 2.50% 6/1/2051[14]	1,811	1,500
Freddie Mac Pool #SD3095 2.50% 7/1/2051[14]	5,000	4,144
Freddie Mac Pool #RA5559 2.50% 7/1/2051[14]	3,944	3,267
Freddie Mac Pool #QC4225 2.50% 7/1/2051[14]	499	417
Freddie Mac Pool #QC3654 2.50% 7/1/2051[14]	176	146
Freddie Mac Pool #SD7544 3.00% 7/1/2051[14]	642	562
Freddie Mac Pool #SD8166 2.00% 9/1/2051[14]	821	654
Freddie Mac Pool #RA5759 2.50% 9/1/2051[14]	4,369	3,619
Freddie Mac Pool #SD7545 2.50% 9/1/2051[14]	3,638	3,060
Freddie Mac Pool #RA5767 2.50% 9/1/2051[14]	1,852	1,534
Freddie Mac Pool #SD5485 2.50% 9/1/2051[14]	1,134	940
Freddie Mac Pool #RA5782 2.50% 9/1/2051[14]	557	468
Freddie Mac Pool #QC6761 2.50% 9/1/2051[14]	117	97
Freddie Mac Pool #RA5971 3.00% 9/1/2051[14]	24,519	21,444
Freddie Mac Pool #QC6456 3.00% 9/1/2051[14]	4,354	3,759
Freddie Mac Pool #RA5901 3.00% 9/1/2051[14]	1,752	1,525
Freddie Mac Pool #RA6136 2.50% 10/1/2051[14]	18,206	15,080
Freddie Mac Pool #QC8778 2.50% 10/1/2051[14]	8,493	7,035
Freddie Mac Pool #RA6107 2.50% 10/1/2051[14]	3,936	3,260
Freddie Mac Pool #QC8493 2.50% 10/1/2051[14]	1,961	1,624
Freddie Mac Pool #RA6017 2.50% 10/1/2051[14]	1,750	1,450
Freddie Mac Pool #QC8196 2.50% 10/1/2051[14]	1,120	928
Freddie Mac Pool #QC9123 2.50% 10/1/2051[14]	433	359
Freddie Mac Pool #SD2880 3.00% 10/1/2051[14]	4,560	3,966
Freddie Mac Pool #SD0734 3.00% 10/1/2051[14]	1,511	1,321
Freddie Mac Pool #QD1841 2.00% 11/1/2051[14]	4,160	3,311
Freddie Mac Pool #RA6231 2.50% 11/1/2051[14]	234	194
The Income Fund of America — Page 42 of 69

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac Pool #QD1746 2.50% 11/1/2051[14]	USD84	$70
Freddie Mac Pool #RA6347 3.00% 11/1/2051[14]	1,968	1,713
Freddie Mac Pool #SD8182 2.00% 12/1/2051[14]	845	673
Freddie Mac Pool #QD3619 2.50% 12/1/2051[14]	7,764	6,431
Freddie Mac Pool #RA6483 2.50% 12/1/2051[14]	3,617	3,036
Freddie Mac Pool #RA6433 2.50% 12/1/2051[14]	2,600	2,154
Freddie Mac Pool #QD3226 2.50% 12/1/2051[14]	1,981	1,641
Freddie Mac Pool #SD8183 2.50% 12/1/2051[14]	1,892	1,574
Freddie Mac Pool #QD1626 2.50% 12/1/2051[14]	1,195	990
Freddie Mac Pool #SD5712 2.50% 1/1/2052[14]	9,770	8,167
Freddie Mac Pool #RA6652 2.50% 1/1/2052[14]	6,734	5,606
Freddie Mac Pool #SD0853 2.50% 1/1/2052[14]	2,263	1,874
Freddie Mac Pool #SD7552 2.50% 1/1/2052[14]	130	109
Freddie Mac Pool #SD7551 3.00% 1/1/2052[14]	56,100	49,061
Freddie Mac Pool #SD0813 3.00% 1/1/2052[14]	454	396
Freddie Mac Pool #SD0803 3.00% 1/1/2052[14]	363	316
Freddie Mac Pool #SD8193 2.00% 2/1/2052[14]	862	685
Freddie Mac Pool #QD7187 2.50% 2/1/2052[14]	1,804	1,508
Freddie Mac Pool #SD0902 2.50% 2/1/2052[14]	1,107	917
Freddie Mac Pool #QD7219 2.50% 2/1/2052[14]	528	440
Freddie Mac Pool #QD7089 3.50% 2/1/2052[14]	5,495	4,952
Freddie Mac Pool #SD8199 2.00% 3/1/2052[14]	3,258	2,590
Freddie Mac Pool #SD5343 2.00% 3/1/2052[14]	2,881	2,292
Freddie Mac Pool #QD8010 2.00% 3/1/2052[14]	971	773
Freddie Mac Pool #QD8820 2.00% 3/1/2052[14]	177	141
Freddie Mac Pool #SD8200 2.50% 3/1/2052[14]	1,555	1,292
Freddie Mac Pool #QE0957 2.50% 3/1/2052[14]	743	620
Freddie Mac Pool #RA7091 2.50% 3/1/2052[14]	87	73
Freddie Mac Pool #RA7021 2.50% 3/1/2052[14]	59	49
Freddie Mac Pool #SD7553 3.00% 3/1/2052[14]	5,500	4,805
Freddie Mac Pool #SD8204 2.00% 4/1/2052[14]	1,317	1,047
Freddie Mac Pool #QE0312 2.00% 4/1/2052[14]	991	787
Freddie Mac Pool #SD7554 2.50% 4/1/2052[14]	1,930	1,622
Freddie Mac Pool #QE0521 2.50% 4/1/2052[14]	1,694	1,403
Freddie Mac Pool #SD3478 2.50% 4/1/2052[14]	1,408	1,166
Freddie Mac Pool #QE1102 2.50% 4/1/2052[14]	1,141	945
Freddie Mac Pool #QE5290 2.50% 4/1/2052[14]	654	541
Freddie Mac Pool #QE1005 2.50% 4/1/2052[14]	198	166
Freddie Mac Pool #SD5344 2.50% 4/1/2052[14]	191	159
Freddie Mac Pool #QE0292 2.50% 4/1/2052[14]	160	133
Freddie Mac Pool #RA7139 2.50% 5/1/2052[14]	14,998	12,425
Freddie Mac Pool #SD8212 2.50% 5/1/2052[14]	500	415
Freddie Mac Pool #SD1099 2.50% 5/1/2052[14]	137	114
Freddie Mac Pool #SD8213 3.00% 5/1/2052[14]	55,027	47,434
Freddie Mac Pool #SD8219 2.50% 6/1/2052[14]	876	726
Freddie Mac Pool #SD8220 3.00% 6/1/2052[14]	64,749	55,860
Freddie Mac Pool #SD5368 2.50% 7/1/2052[14]	40,003	33,133
Freddie Mac Pool #SD8224 2.50% 7/1/2052[14]	3,036	2,514
Freddie Mac Pool #SD3416 2.50% 7/1/2052[14]	291	241
Freddie Mac Pool #SD3632 2.50% 7/1/2052[14]	101	83
Freddie Mac Pool #SD8225 3.00% 7/1/2052[14]	5,276	4,552
Freddie Mac Pool #SD1502 4.00% 7/1/2052[14]	5,163	4,778
Freddie Mac Pool #RA7747 2.50% 8/1/2052[14]	1,604	1,337
Freddie Mac Pool #SD7556 3.00% 8/1/2052[14]	9,951	8,668
The Income Fund of America — Page 43 of 69

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac Pool #QE8579 4.50% 8/1/2052[14]	USD212	$202
Freddie Mac Pool #QF0212 4.50% 9/1/2052[14]	999	950
Freddie Mac Pool #QE9497 4.50% 9/1/2052[14]	248	236
Freddie Mac Pool #SD1608 4.50% 9/1/2052[14]	148	141
Freddie Mac Pool #QF0103 5.00% 9/1/2052[14]	92,875	90,412
Freddie Mac Pool #RA7938 5.00% 9/1/2052[14]	2,532	2,471
Freddie Mac Pool #SD8256 4.00% 10/1/2052[14]	46,765	43,263
Freddie Mac Pool #QF1236 4.50% 10/1/2052[14]	1,452	1,381
Freddie Mac Pool #SD2465 4.50% 10/1/2052[14]	96	91
Freddie Mac Pool #SD8273 3.50% 11/1/2052[14]	31,069	27,804
Freddie Mac Pool #SD8276 5.00% 12/1/2052[14]	13,788	13,424
Freddie Mac Pool #SD8299 5.00% 2/1/2053[14]	572	556
Freddie Mac Pool #RA8544 5.50% 2/1/2053[14]	19,031	18,898
Freddie Mac Pool #SD2987 3.50% 3/1/2053[14]	5,423	4,853
Freddie Mac Pool #SD2716 5.00% 4/1/2053[14]	2,858	2,784
Freddie Mac Pool #RA8647 4.50% 5/1/2053[14]	100	95
Freddie Mac Pool #SD8323 5.00% 5/1/2053[14]	16,411	15,968
Freddie Mac Pool #SD3228 2.50% 6/1/2053[14]	3,907	3,255
Freddie Mac Pool #SD8329 5.00% 6/1/2053[14]	939	913
Freddie Mac Pool #SD8331 5.50% 6/1/2053[14]	1,515	1,503
Freddie Mac Pool #RA9294 6.50% 6/1/2053[14]	1,162	1,188
Freddie Mac Pool #RA9292 6.50% 6/1/2053[14]	1,050	1,074
Freddie Mac Pool #RA9289 6.50% 6/1/2053[14]	942	972
Freddie Mac Pool #RA9288 6.50% 6/1/2053[14]	934	966
Freddie Mac Pool #RA9287 6.50% 6/1/2053[14]	667	691
Freddie Mac Pool #RA9290 6.50% 6/1/2053[14]	501	517
Freddie Mac Pool #RA9291 6.50% 6/1/2053[14]	366	374
Freddie Mac Pool #RA9295 6.50% 6/1/2053[14]	270	283
Freddie Mac Pool #SD8341 5.00% 7/1/2053[14]	81	79
Freddie Mac Pool #SD8342 5.50% 7/1/2053[14]	5,760	5,710
Freddie Mac Pool #QG7411 5.50% 7/1/2053[14]	925	917
Freddie Mac Pool #SD3432 6.00% 7/1/2053[14]	352	358
Freddie Mac Pool #QG9084 5.50% 8/1/2053[14]	3,688	3,660
Freddie Mac Pool #QG9008 5.50% 8/1/2053[14]	3,316	3,292
Freddie Mac Pool #QG9628 5.50% 8/1/2053[14]	3,232	3,206
Freddie Mac Pool #QG9141 5.50% 8/1/2053[14]	2,389	2,373
Freddie Mac Pool #SD8362 5.50% 9/1/2053[14]	1,956	1,939
Freddie Mac Pool #SD8363 6.00% 9/1/2053[14]	3,634	3,659
Freddie Mac Pool #SD8367 5.50% 10/1/2053[14]	3,926	3,892
Freddie Mac Pool #SD4977 5.00% 11/1/2053[14]	68,638	66,747
Freddie Mac Pool #SD4571 5.50% 11/1/2053[14]	28,358	28,140
Freddie Mac Pool #SD8372 5.50% 11/1/2053[14]	2,041	2,024
Freddie Mac Pool #SD6284 2.00% 1/1/2054[14]	23,910	18,997
Freddie Mac Pool #SD4816 2.50% 1/1/2054[14]	1,988	1,657
Freddie Mac Pool #QH9285 2.50% 1/1/2054[14]	1,544	1,280
Freddie Mac Pool #SD5856 3.50% 1/1/2054[14]	65,780	58,868
Freddie Mac Pool #RJ0668 6.00% 1/1/2054[14]	7,008	7,063
Freddie Mac Pool #SD4693 6.50% 1/1/2054[14]	580	593
Freddie Mac Pool #SD8401 5.50% 2/1/2054[14]	742	735
Freddie Mac Pool #SD8402 6.00% 2/1/2054[14]	6,152	6,194
Freddie Mac Pool #SD8408 5.50% 3/1/2054[14]	2,577	2,554
Freddie Mac Pool #SD5145 5.50% 4/1/2054[14]	72,845	72,455
Freddie Mac Pool #RJ1216 5.50% 4/1/2054[14]	423	421
Freddie Mac Pool #RJ1215 5.50% 4/1/2054[14]	323	320
The Income Fund of America — Page 44 of 69

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac Pool #SD5303 6.00% 4/1/2054[14]	USD1,800	$1,824
Freddie Mac Pool #QI3333 6.00% 4/1/2054[14]	198	200
Freddie Mac Pool #SD5692 6.00% 5/1/2054[14]	266	270
Freddie Mac Pool #SD8435 4.00% 6/1/2054[14]	1,533	1,417
Freddie Mac Pool #RJ1768 5.50% 6/1/2054[14]	1,986	1,978
Freddie Mac Pool #RJ1785 6.00% 6/1/2054[14]	3,025	3,057
Freddie Mac Pool #RJ1779 6.00% 6/1/2054[14]	2,107	2,137
Freddie Mac Pool #SD8440 6.50% 6/1/2054[14]	93	95
Freddie Mac Pool #QI8872 5.50% 7/1/2054[14]	5,246	5,215
Freddie Mac Pool #RJ1960 5.50% 7/1/2054[14]	3,573	3,556
Freddie Mac Pool #RJ1963 5.50% 7/1/2054[14]	2,817	2,793
Freddie Mac Pool #RJ1964 6.00% 7/1/2054[14]	3,497	3,566
Freddie Mac Pool #RJ1973 6.00% 7/1/2054[14]	2,517	2,552
Freddie Mac Pool #RJ1975 6.00% 7/1/2054[14]	2,476	2,508
Freddie Mac Pool #SD8447 6.00% 7/1/2054[14]	1,727	1,739
Freddie Mac Pool #SD5813 6.00% 7/1/2054[14]	1,053	1,068
Freddie Mac Pool #QI8874 6.00% 7/1/2054[14]	891	902
Freddie Mac Pool #SD5896 6.00% 7/1/2054[14]	380	384
Freddie Mac Pool #RJ2200 5.50% 8/1/2054[14]	1,084	1,075
Freddie Mac Pool #RJ2206 5.50% 8/1/2054[14]	739	734
Freddie Mac Pool #RJ2201 5.50% 8/1/2054[14]	736	732
Freddie Mac Pool #RJ2243 5.50% 8/1/2054[14]	624	620
Freddie Mac Pool #RJ2203 5.50% 8/1/2054[14]	107	107
Freddie Mac Pool #RJ2212 6.00% 8/1/2054[14]	3,969	4,020
Freddie Mac Pool #SD8454 6.00% 8/1/2054[14]	3,238	3,260
Freddie Mac Pool #RJ2211 6.00% 8/1/2054[14]	1,588	1,611
Freddie Mac Pool #RJ2216 6.00% 8/1/2054[14]	1,374	1,387
Freddie Mac Pool #RJ2213 6.00% 8/1/2054[14]	1,090	1,106
Freddie Mac Pool #RJ2245 6.00% 8/1/2054[14]	1,045	1,058
Freddie Mac Pool #SD6029 6.00% 8/1/2054[14]	604	613
Freddie Mac Pool #RJ2210 6.00% 8/1/2054[14]	459	463
Freddie Mac Pool #QJ1576 6.50% 8/1/2054[14]	3,688	3,770
Freddie Mac Pool #RJ2223 6.50% 8/1/2054[14]	1,508	1,554
Freddie Mac Pool #RJ2222 6.50% 8/1/2054[14]	732	755
Freddie Mac Pool #RJ2247 6.50% 8/1/2054[14]	615	632
Freddie Mac Pool #RJ2228 6.50% 8/1/2054[14]	370	379
Freddie Mac Pool #SD6328 5.50% 9/1/2054[14]	2,237	2,225
Freddie Mac Pool #RJ2422 5.50% 9/1/2054[14]	1,884	1,868
Freddie Mac Pool #QJ3044 5.50% 9/1/2054[14]	1,040	1,031
Freddie Mac Pool #RJ2415 5.50% 9/1/2054[14]	782	780
Freddie Mac Pool #RJ2408 5.50% 9/1/2054[14]	692	688
Freddie Mac Pool #RJ2314 6.00% 9/1/2054[14]	2,068	2,093
Freddie Mac Pool #RJ2409 6.00% 9/1/2054[14]	1,916	1,939
Freddie Mac Pool #RJ2312 6.00% 9/1/2054[14]	1,148	1,164
Freddie Mac Pool #RJ2308 6.00% 9/1/2054[14]	1,091	1,105
Freddie Mac Pool #RJ2306 6.00% 9/1/2054[14]	980	996
Freddie Mac Pool #RJ2309 6.00% 9/1/2054[14]	668	674
Freddie Mac Pool #SD6404 6.50% 9/1/2054[14]	11,113	11,375
Freddie Mac Pool #SD6288 6.50% 9/1/2054[14]	450	462
Freddie Mac Pool #RJ2474 6.50% 9/1/2054[14]	373	382
Freddie Mac Pool #RJ2411 6.50% 9/1/2054[14]	246	252
Freddie Mac Pool #RJ2470 6.50% 9/1/2054[14]	138	141
Freddie Mac Pool #SD8471 6.50% 10/1/2054[14]	25	25
Freddie Mac, Series 3257, Class PA, 5.50% 12/15/2036[14]	275	284
The Income Fund of America — Page 45 of 69

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac, Series 3286, Class JN, 5.50% 2/15/2037[14]	USD201	$207
Freddie Mac, Series 3318, Class JT, 5.50% 5/15/2037[14]	116	120
Freddie Mac, Series K755, Class A2, Multi Family, 5.203% 2/25/2031[14]	21,362	21,952
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-1, Class HA, 3.00% 1/25/2056[8,14]	1,853	1,744
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-1, Class MA, 3.00% 1/25/2056[14]	276	258
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-3, Class HA, 3.25% 7/25/2056[8,14]	1,868	1,765
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class MA, 3.00% 8/25/2056[14]	2,899	2,711
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class HA, 3.00% 8/25/2056[8,14]	2,789	2,623
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class HT, 3.25% 6/25/2057[8,14]	516	461
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class MT, 3.50% 6/25/2057[14]	425	381
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class M45T, 4.50% 6/25/2057[14]	877	838
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-2, Class MA, 3.50% 8/25/2058[14]	5,362	5,102
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-4, Class MA, 3.00% 2/25/2059[14]	3,982	3,691
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-2, Class A1, 3.50% 11/25/2028[14]	1,983	1,906
Government National Mortgage Assn. Pool #783687 4.50% 12/20/2041[14]	275	267
Government National Mortgage Assn. Pool #BD3903 4.00% 1/20/2048[14]	4,500	4,212
Government National Mortgage Assn. Pool #BE3194 4.00% 1/20/2048[14]	1,064	996
Government National Mortgage Assn. Pool #MA5192 4.00% 5/20/2048[14]	3,395	3,197
Government National Mortgage Assn. Pool #MA6217 2.50% 10/20/2049[14]	29	25
Government National Mortgage Assn. Pool #MA7051 2.00% 12/20/2050[14]	52,442	42,865
Government National Mortgage Assn. Pool #MA7534 2.50% 8/20/2051[14]	35,897	30,450
Government National Mortgage Assn. Pool #MA7987 2.50% 4/20/2052[14]	929	788
Government National Mortgage Assn. Pool #MA8150 4.00% 7/20/2052[14]	23	21
Government National Mortgage Assn. Pool #MA8346 4.00% 10/20/2052[14]	2,885	2,688
Government National Mortgage Assn. Pool #MA8426 4.00% 11/20/2052[14]	1,771	1,650
Government National Mortgage Assn. Pool #MA8799 4.50% 4/20/2053[14]	26,022	24,873
Government National Mortgage Assn. Pool #MA9015 4.50% 7/20/2053[14]	4,962	4,741
Government National Mortgage Assn. Pool #MA9722 4.00% 6/20/2054[14]	1,782	1,660
Government National Mortgage Assn., Series 2021-2, Class AH, 1.50% 6/16/2063[14]	4,615	3,467
Uniform Mortgage-Backed Security 2.50% 11/1/2054[14,16]	75,704	62,639
Uniform Mortgage-Backed Security 4.00% 11/1/2054[14,16]	124,046	114,617
Uniform Mortgage-Backed Security 5.00% 11/1/2054[14,16]	10,000	9,718
Uniform Mortgage-Backed Security 6.00% 11/1/2054[14,16]	3,000	3,020
Uniform Mortgage-Backed Security 2.50% 12/1/2054[14,16]	4,296	3,546
		3,580,879
Commercial mortgage-backed securities 0.40%
AMSR Trust, Series 2021-SFR3, Class A, 1.476% 10/17/2038[7,14]	11,195	10,472
ARES Commercial Mortgage Trust, Series 24-IND, Class A, (1-month USD CME Term SOFR + 1.69%) 6.496% 7/15/2041[7,8,14]	1,566	1,571
Atrium Hotel Portfolio Trust, Series 2024-ATRM, Class D, 7.935% 11/10/2029[7,8,14]	7,871	7,919
Bank Commercial Mortgage Trust, Series 2024-BNK48, Class AS, 5.355% 10/15/2034[8,14]	4,455	4,487
Bank Commercial Mortgage Trust, Series 2019-BN16, Class A4, 4.005% 2/15/2052[14]	1,810	1,732
Bank Commercial Mortgage Trust, Series 2019-BN17, Class A4, 3.714% 4/15/2052[14]	240	227
Bank Commercial Mortgage Trust, Series 2023-5YR4, Class A3, 6.50% 12/15/2056[14]	10,734	11,242
Bank Commercial Mortgage Trust, Series 2023-5YR4, Class AS, 7.274% 12/15/2056[8,14]	3,328	3,544
Bank Commercial Mortgage Trust, Series 2024-5YR9, Class A3, 5.614% 8/15/2057[14]	7,320	7,495
Bank Commercial Mortgage Trust, Series 2018-BN10, Class A5, 3.688% 2/15/2061[14]	480	461
The Income Fund of America — Page 46 of 69

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Commercial mortgage-backed securities (continued)	Principal amount (000)	Value (000)
Bank Commercial Mortgage Trust, Series 2018-BN10, Class A4, 3.428% 2/17/2061[14]	USD294	$281
Bank Commercial Mortgage Trust, Series 2018-BN12, Class A4, 4.255% 5/15/2061[8,14]	5,772	5,628
Bank Commercial Mortgage Trust, Series 2019-BN19, Class A3, 3.183% 8/15/2061[14]	5,656	5,085
Bank Commercial Mortgage Trust, Series 2019-BN18, Class A4, 3.584% 5/15/2062[14]	3,260	3,003
Bank Commercial Mortgage Trust, Series 2020-BN26, Class A4, 2.403% 3/15/2063[14]	3,772	3,295
Benchmark Mortgage Trust, Series 2018-B2, Class A5, 3.882% 2/15/2051[8,14]	5,718	5,478
Benchmark Mortgage Trust, Series 2018-B3, Class A5, 4.025% 4/10/2051[14]	4,806	4,631
Benchmark Mortgage Trust, Series 2018-B8, Class A5, 4.232% 1/15/2052[14]	5,996	5,765
Benchmark Mortgage Trust, Series 2020-B17, Class A5, 2.289% 3/15/2053[14]	3,146	2,698
Benchmark Mortgage Trust, Series 2018-B7, Class A4, 4.51% 5/15/2053[8,14]	1,844	1,800
Benchmark Mortgage Trust, Series 2024-V9, Class A3, 5.602% 8/15/2057[14]	3,351	3,421
BFLD Trust, Series 2024-WRHS, Class A, (1-month USD CME Term SOFR + 1.492%) 6.296% 8/15/2026[7,8,14]	8,000	8,015
BFLD Trust, Series 24-WRHS, Class B, (1-month USD CME Term SOFR + 1.99%) 6.854% 8/15/2026[7,8,14]	5,464	5,477
BMO Mortgage Trust, Series 2024-C10, Class AS, 5.729% 11/15/2057[8,14]	1,055	1,084
Boca Commercial Mortgage Trust, Series 2024-BOCA, Class A, (1-month USD CME Term SOFR + 1.921%) 6.725% 8/15/2041[7,8,14]	8,000	8,048
BX Trust, Series 2024-FNX, Class A, (1-month USD CME Term SOFR + 1.442%) 6.228% 11/15/2026[7,8,14]	13,445	13,461
BX Trust, Series 2024-FNX, Class B, (1-month USD CME Term SOFR + 1.742%) 6.528% 11/15/2026[7,8,14]	3,654	3,658
BX Trust, Series 2024-CNYN, Class A, (1-month USD CME Term SOFR + 1.442%) 6.246% 4/15/2029[7,8,14]	11,911	11,928
BX Trust, Series 2024-KING, Class A, (1-month USD CME Term SOFR + 1.541%) 6.345% 5/15/2034[7,8,14]	3,539	3,544
BX Trust, Series 2021-SDMF, Class A, (1-month USD CME Term SOFR + 0.703%) 5.507% 9/15/2034[7,8,14]	9,347	9,264
BX Trust, Series 2021-VOLT, Class A, (1-month USD CME Term SOFR + 0.814%) 5.618% 9/15/2036[7,8,14]	7,624	7,585
BX Trust, Series 2021-VOLT, Class B, (1-month USD CME Term SOFR + 1.064%) 5.868% 9/15/2036[7,8,14]	220	219
BX Trust, Series 2021-ARIA, Class A, (1-month USD CME Term SOFR + 1.014%) 5.817% 10/15/2036[7,8,14]	11,621	11,552
BX Trust, Series 2021-ARIA, Class B, (1-month USD CME Term SOFR + 1.411%) 6.215% 10/15/2036[7,8,14]	9,946	9,886
BX Trust, Series 2022-IND, Class A, (1-month USD CME Term SOFR + 1.491%) 6.295% 4/15/2037[7,8,14]	7,642	7,648
BX Trust, Series 2021-SOAR, Class A, (1-month USD CME Term SOFR + 0.784%) 5.588% 6/15/2038[7,8,14]	10,167	10,126
BX Trust, Series 2021-SOAR, Class B, (1-month USD CME Term SOFR + 0.984%) 5.788% 6/15/2038[7,8,14]	1,790	1,784
BX Trust, Series 2021-SOAR, Class C, (1-month USD CME Term SOFR + 1.214%) 6.018% 6/15/2038[7,8,14]	1,616	1,605
BX Trust, Series 2021-ACNT, Class A, (1-month USD CME Term SOFR + 0.964%) 5.768% 11/15/2038[7,8,14]	9,155	9,123
BX Trust, Series 2022-AHP, Class A, (1-month USD CME Term SOFR + 0.99%) 5.794% 2/15/2039[7,8,14]	12,167	12,058
BX Trust, Series 2024-AIRC, Class A, (1-month USD CME Term SOFR + 1.691%) 6.495% 8/15/2039[7,8,14]	28,290	28,383
BX Trust, Series 2024-BIO2, Class A, 5.594% 8/13/2041[7,8,14]	17,828	17,736
CALI Mortgage Trust, Series 24-SUN, Class A, (1-month USD CME Term SOFR + 1.89%) 6.695% 7/15/2041[7,8,14]	4,768	4,780
CALI Mortgage Trust, Series 24-SUN, Class B, (1-month USD CME Term SOFR + 2.34%) 7.144% 7/15/2041[7,8,14]	5,091	5,108
CART, Series 2024-DFW1, Class A, (1-month USD CME Term SOFR + 1.642%) 6.942% 8/15/2026[7,8,14]	12,536	12,557
Citigroup Commercial Mortgage Trust, Series 2023-SMRT, Class A, 6.015% 10/12/2040[7,8,14]	8,114	8,276
Citigroup Commercial Mortgage Trust, Series 2016-GC36, Class A5, 3.616% 2/10/2049[14]	1,440	1,403
Citigroup Commercial Mortgage Trust, Series 2016-C1, Class AS, 3.514% 5/10/2049[14]	350	338
CSAIL Commercial Mortgage Trust, Series 2015-C1, Class B, 4.044% 4/15/2050[8,14]	450	421
DC Commercial Mortgage Trust, Series 2023-DC, Class A, 6.314% 9/10/2040[7,14]	6,864	7,077
DC Commercial Mortgage Trust, Series 2023-DC, Class B, 6.804% 9/10/2040[7,14]	3,537	3,656
DC Commercial Mortgage Trust, Series 2023-DC, Class C, 7.379% 9/10/2040[7,8,14]	2,720	2,807
The Income Fund of America — Page 47 of 69

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Commercial mortgage-backed securities (continued)	Principal amount (000)	Value (000)
Deutsche Bank Commercial Mortgage Trust, Series 2016-C1, Class AM, 3.539% 5/10/2049[14]	USD400	$385
ELM Trust 2024, Series 2024-ELM, Class A10, 5.801% 6/10/2039[7,8,14]	2,190	2,215
ELM Trust 2024, Series 2024-ELM, Class A15, 5.801% 6/10/2039[7,8,14]	1,928	1,950
ELM Trust 2024, Series 2024-ELM, Class B10, 5.995% 6/10/2039[7,8,14]	880	890
Extended Stay America Trust, Series 2021-ESH, Class A, (1-month USD CME Term SOFR + 1.194%) 5.998% 7/15/2038[7,8,14]	4,011	4,014
Extended Stay America Trust, Series 2021-ESH, Class B, (1-month USD CME Term SOFR + 1.494%) 6.298% 7/15/2038[7,8,14]	3,661	3,665
Extended Stay America Trust, Series 2021-ESH, Class C, (1-month USD CME Term SOFR + 1.814%) 6.618% 7/15/2038[7,8,14]	3,824	3,828
Extended Stay America Trust, Series 2021-ESH, Class D, (1-month USD CME Term SOFR + 2.364%) 7.168% 7/15/2038[7,8,14]	1,677	1,682
FS Trust, Series 2024-HULA, Class A, (1-month USD CME Term SOFR + 1.811%) 6.615% 8/15/2039[7,8,14]	8,000	8,022
Great Wolf Trust, Series 2024-WLF2, Class A, (1-month USD CME Term SOFR + 1.691%) 6.495% 5/15/2041[7,8,14]	19,885	19,937
GS Mortgage Securities Trust, Series 2023-SHIP, Class B, 5.101% 9/15/2038[7,8,14]	2,632	2,604
GS Mortgage Securities Trust, Series 2024-70P, Class A, 5.487% 3/10/2041[7,8,14]	3,831	3,809
GS Mortgage Securities Trust, Series 2017-GS7, Class A4, 3.43% 8/10/2050[14]	940	892
GS Mortgage Securities Trust, Series 2019-GC38, Class A4, 3.968% 2/10/2052[14]	240	228
GS Mortgage Securities Trust, Series 2020-GC47, Class A5, 2.377% 5/12/2053[14]	6,571	5,682
HTL Commercial Mortgage Trust, Series 2024-T53, Class A, 6.072% 5/10/2039[7,8,14]	591	596
JPMDB Commercial Mortgage Securities Trust, Series 2017-C5, Class A5, 3.694% 3/15/2050[14]	1,510	1,450
JPMDB Commercial Mortgage Securities Trust, Series 2017-C7, Class A5, 3.409% 10/15/2050[14]	560	531
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2022-OPO, Class A, 3.024% 1/5/2039[7,14]	3,421	3,131
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2022-OPO, Class C, 3.377% 1/5/2039[7,14]	1,165	1,033
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2022-OPO, Class C, 3.565% 1/5/2039[7,8,14]	328	287
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2016-JP4, Class A4, 3.648% 12/15/2049[8,14]	4,810	4,661
JW Commercial Mortgage Trust 2024-MRCO, Series 2024-BERY, Class A, (1-month USD CME Term SOFR + 1.593%) 6.343% 11/15/2039[7,8,14]	3,453	3,454
Manhattan West Mortgage Trust, Series 2020-1MW, Class A, 2.13% 9/10/2039[7,14]	15,628	14,303
MHC Commercial Mortgage Trust, CMO, Series 2021-MHC, Class A, (1-month USD CME Term SOFR + 0.915%) 5.719% 4/15/2038[7,8,14]	3,516	3,507
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C22, Class A-4, 3.306% 4/15/2048[14]	960	951
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C22, Class AS, 3.561% 4/15/2048[14]	2,795	2,718
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C24, Class AS, 4.036% 5/15/2048[8,14]	3,230	3,110
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C32, Class A-4, 3.72% 12/15/2049[14]	580	562
Morgan Stanley Capital I Trust, Series 2015-UBS8, Class AS, 4.114% 12/15/2048[14]	1,000	967
Multi Family Connecticut Avenue Securities, Series 2024-01, Class M10, (30-day Average USD-SOFR + 3.85%) 9.13% 7/25/2054[7,8,14]	2,427	2,491
SDR Commercial Mortgage Trust, Series 2024-DSNY, Class A, (1-month USD CME Term SOFR + 1.392%) 6.196% 5/15/2039[7,8,14]	12,566	12,514
SDR Commercial Mortgage Trust, Series 2024-DSNY, Class B, (1-month USD CME Term SOFR + 1.741%) 6.545% 5/15/2039[7,8,14]	486	482
SLG Office Trust, Series 2021-OVA, Class A, 2.585% 7/15/2041[7,14]	5,645	4,761
SREIT Trust, Series 2021-MFP, Class A, (1-month USD CME Term SOFR + 0.845%) 5.649% 11/15/2038[7,8,14]	9,201	9,167
StorageMart Commercial Mortgage Trust, Series 2022-MINI, Class A, (1-month USD CME Term SOFR + 1.00%) 5.804% 1/15/2039[7,8,14]	19,555	19,429
WCORE Commercial Mortgage Trust, Series 2024-CORE, Class A, (1-month USD CME Term SOFR + 1.492%) 6.242% 11/15/2041[7,8,14]	7,000	7,008
WCORE Commercial Mortgage Trust, Series 2024-CORE, Class B, (1-month USD CME Term SOFR + 1.842%) 6.542% 11/15/2041[7,8,14]	2,743	2,746
WCORE Commercial Mortgage Trust, Series 2024-CORE, Class C, (1-month USD CME Term SOFR + 2.241%) 6.941% 11/15/2041[7,8,14]	672	673
The Income Fund of America — Page 48 of 69

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Commercial mortgage-backed securities (continued)	Principal amount (000)	Value (000)
Wells Fargo Commercial Mortgage Trust, Series 2015-SG1, Class A4, 3.789% 9/15/2048[14]	USD5,523	$5,455
Wells Fargo Commercial Mortgage Trust, Series 2016-C34, Class AS, 3.484% 6/15/2049[14]	185	177
Wells Fargo Commercial Mortgage Trust, Series 2016-C37, Class A5, 3.794% 12/15/2049[14]	6,015	5,852
Wells Fargo Commercial Mortgage Trust, Series 2019-C54, Class A4, 3.146% 12/15/2052[14]	2,405	2,203
Wells Fargo Commercial Mortgage Trust, Series 2016-NXS5, Class AS, 3.988% 1/15/2059[14]	150	146
Wells Fargo Commercial Mortgage Trust, Series 2017-RC1, Class A4, 3.631% 1/15/2060[14]	480	463
WMRK Commercial Mortgage Trust, Series 2022-WMRK, Class A, (1-month USD CME Term SOFR + 2.789%) 7.593% 11/15/2027[7,8,14]	13,994	14,063
		507,536
Collateralized mortgage-backed obligations (privately originated) 0.34%
Angel Oak Mortgage Trust, Series 2024-7, Class A1, 5.621% 5/25/2069 (6.621% on 7/1/2028)[7,10,14]	17,362	17,381
Arroyo Mortgage Trust, Series 2021-1R, Class A1, 1.175% 10/25/2048[7,8,14]	2,237	1,964
Arroyo Mortgage Trust, Series 2020-1, Class A1A, 1.662% 3/25/2055[7,14]	250	236
Atlas SP, Series 2024-RPL1, Class A1, 3.85% 4/25/2064 (4.85% on 8/1/2028)[7,10,14]	4,356	4,167
ATLX Trust, Series 2024-RPL2, Class A1, 3.85% 4/25/2063 (4.85% on 10/1/2028)[7,10,14]	3,816	3,684
BRAVO Residential Funding Trust, Series 2020-RPL2, Class A1, 2.00% 5/25/2059[7,8,14]	1,616	1,490
BRAVO Residential Funding Trust, Series 2020-RPL1, Class A1, 2.50% 5/26/2059[7,8,14]	793	769
BRAVO Residential Funding Trust, Series 2024-NQM1, Class A1, 5.943% 12/1/2063 (6.943% on 1/1/2028)[7,10,14]	1,130	1,134
BRAVO Residential Funding Trust, Series 2024-NQM7, Class A1, 5.554% 10/27/2064 (6.554% on 10/1/ 2028)[7,10,14]	6,823	6,837
BRAVO Residential Funding Trust, Series 2022-R1, Class A, 3.125% 1/29/2070 (6.125% on 1/29/2025)[7,10,14]	6,005	5,928
Cascade Funding Mortgage Trust, Series 2024-HB15, Class A, 4.00% 8/25/2034[7,8,14]	326	320
Cascade Funding Mortgage Trust, Series 2024-RM5, Class A, 4.00% 10/25/2054[7,8,14]	20,468	19,798
Cascade Funding Mortgage Trust, Series 2024-R1, Class A1, 4.00% 10/25/2054[7,14]	737	716
Chase Mortgage Finance Corp., Series 2024-RPL2, Class A1B, 3.25% 8/25/2064[7,8,14]	5,636	4,881
Chase Mortgage Finance Corp., Series 2024-RPL2, Class A1A, 3.25% 8/25/2064[7,8,14]	3,579	3,172
Citigroup Mortgage Loan Trust, Series 2020-EXP1, Class A1A, 1.804% 5/25/2060[7,8,14]	388	355
COLT Funding, LLC, Series 2024-INV3, Class A1, 5.443% 9/25/2069 (6.443% on 8/1/2028)[7,10,14]	7,107	7,104
COLT Mortgage Loan Trust, Series 2021-5, Class A1, 1.726% 11/26/2066[7,8,14]	2,110	1,859
Connecticut Avenue Securities Trust, Series 2023-R01, Class 1M1, (30-day Average USD-SOFR + 2.40%) 7.257% 12/25/2042[7,8,14]	3,101	3,181
Connecticut Avenue Securities Trust, Series 2023-R08, Class 1M1, (30-day Average USD-SOFR + 1.50%) 6.357% 10/25/2043[7,8,14]	2,683	2,691
Connecticut Avenue Securities Trust, Series 2024-R01, Class 1M1, (30-day Average USD-SOFR + 1.05%) 5.907% 1/25/2044[7,8,14]	2,790	2,792
Connecticut Avenue Securities Trust, Series 2024-R01, Class 1M2, (30-day Average USD-SOFR + 1.80%) 6.657% 1/25/2044[7,8,14]	1,614	1,629
Connecticut Avenue Securities Trust, Series 2024-R01, Class 1B1, (30-day Average USD-SOFR + 2.70%) 7.557% 1/25/2044[7,8,14]	2,985	3,045
Connecticut Avenue Securities Trust, Series 2024-R02, Class 1M2, (30-day Average USD-SOFR + 1.80%) 6.657% 2/25/2044[7,8,14]	3,432	3,458
Connecticut Avenue Securities Trust, Series 2024-R04, Class 1M1, (30-day Average USD-SOFR + 1.10%) 5.957% 5/25/2044[7,8,14]	1,461	1,461
Connecticut Avenue Securities Trust, Series 2024-R04, Class 1M2, (30-day Average USD-SOFR + 1.65%) 6.507% 5/25/2044[7,8,14]	1,464	1,473
Connecticut Avenue Securities Trust, Series 2024-R04, Class 1B1, (30-day Average USD-SOFR + 2.20%) 7.057% 5/25/2044[7,8,14]	889	898
Connecticut Avenue Securities Trust, Series 2024-R06, Class 1M2, (30-day Average USD-SOFR + 1.60%) 6.457% 9/25/2044[7,8,14]	1,098	1,105
The Income Fund of America — Page 49 of 69

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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Collateralized mortgage-backed obligations (privately originated) (continued)	Principal amount (000)	Value (000)
Countrywide Alternative Loan Trust, Series 2005-54CB, Class 2A5, 5.50% 11/25/2035[14]	USD1,618	$872
Countrywide Alternative Loan Trust, Series 2007-HY4, Class 3A1, 4.532% 6/25/2047[8,14]	796	679
Credit Suisse Mortgage Trust, Series 2020-NET, Class A, 2.257% 8/15/2037[7,14]	5,761	5,543
CS First Boston Mortgage Securities Corp., Series 2004-5, Class IVA1, 6.00% 9/25/2034[14]	241	236
FARM Mortgage Trust, Series 2024-1, Class A1, 4.721% 10/1/2053[7,8,14]	3,337	3,254
Finance of America Structured Securities Trust, Series 2019-JR1, Class A, 2.00% 3/25/2069[7,14]	5,114	5,682
Finance of America Structured Securities Trust, Series 2019-JR2, Class A1, 2.00% 6/25/2069[7,14]	5,705	6,278
Finance of America Structured Securities Trust, Series 2019-JR3, Class A, 2.00% 9/25/2069[7,14]	1,735	1,919
Finance of America Structured Securities Trust, Series 2019-JR4, Class A, 2.00% 11/25/2069[7,14]	2,037	2,063
Flagstar Mortgage Trust, Series 2021-8INV, Class A3, 2.50% 9/25/2051[7,8,14]	5,850	4,737
Flagstar Mortgage Trust, Series 2021-11INV, Class A4, 2.50% 11/25/2051[7,8,14]	6,559	5,311
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA6, Class M1A, (30-day Average USD-SOFR + 2.15%) 7.007% 9/25/2042[7,8,14]	1,123	1,135
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2024-DNA1, Class A1, (30-day Average USD-SOFR + 1.35%) 6.207% 2/25/2044[7,8,14]	3,426	3,435
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2024-DNA2, Class M1, (30-day Average USD-SOFR + 1.20%) 6.057% 5/25/2044[7,8,14]	3,348	3,357
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2024-DNA2, Class A1, (30-day Average USD-SOFR + 1.25%) 6.107% 5/25/2044[7,8,14]	12,068	12,093
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2024-DNA3, Class M1, (30-day Average USD-SOFR + 1.00%) 6.027% 10/25/2044[7,8,14]	2,605	2,610
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2024-DNA3, Class A1, (30-day Average USD-SOFR + 1.05%) 6.077% 10/25/2044[7,8,14]	2,876	2,882
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2024-DNA3, Class M2, (30-day Average USD-SOFR + 1.45%) 6.477% 10/25/2044[7,8,14]	1,142	1,144
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-DNA1, Class B2, (30-day Average USD-SOFR + 5.364%) 10.221% 1/25/2050[7,8,14]	4,360	4,818
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-DNA2, Class B2, (30-day Average USD-SOFR + 4.914%) 9.771% 2/25/2050[7,8,14]	5,790	6,245
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-DNA4, Class B2, (30-day Average USD-SOFR + 10.114%) 14.971% 8/25/2050[7,8,14]	5,306	7,192
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-DNA5, Class B2, (30-day Average USD-SOFR + 11.50%) 16.847% 10/25/2050[7,8,14]	7,758	10,753
GCAT Trust, Series 2024-NQM2, Class A1, 6.085% 6/25/2059 (7.359% on 5/1/2028)[7,10,14]	1,660	1,669
GS Mortgage-Backed Securities Trust, Series 2024-RPL2, Class A1, 3.75% 7/25/2061 (4.75% on 2/1/2028)[7,10,14]	3,820	3,694
Home Partners of America Trust, Series 2021-2, Class A, 1.901% 12/17/2026[7,14]	5,918	5,571
HOMES Trust, Series 2024-NQM1, Class A1, 5.915% 7/25/2069 (6.915% on 7/1/2028)[7,10,14]	5,090	5,110
IndyMac INDX Mortgage Loan Trust, Series 2006-AR5, Class 2A1, 3.641% 5/25/2036[8,14]	1,161	1,097
JPMorgan Mortgage Trust, Series 2020-INV1, Class A3, 3.50% 8/25/2050[7,8,14]	496	441
Legacy Mortgage Asset Trust, Series 2021-GS2, Class A1, 4.75% 4/25/2061 (5.75% on 4/25/2025)[7,10,14]	904	903
Morgan Stanley Residential Mortgage Loan Trust, Series 2024-INV2, Class A1, 6.50% 2/25/2054[7,8,14]	3,398	3,430
Morgan Stanley Residential Mortgage Loan Trust, Series 2024-NQM2, Class A1, 6.386% 5/25/2069 (7.386% on 5/1/2028)[7,10,14]	8,025	8,097
New York Mortgage Trust, Series 2024-CP1, Class A1, 3.75% 2/25/2068[7,8,14]	1,301	1,211
Onslow Bay Financial Mortgage Loan Trust, Series 2024-HYB1, Class A1, 3.602% 3/25/2053[7,8,14]	2,481	2,434
Onslow Bay Financial, LLC, Series 2024-NQM5, Class A1, 5.988% 3/25/2028 (6.988% on 3/1/2028)[7,10,14]	2,452	2,464
Onslow Bay Financial, LLC, Series 2024-HYB2, Class A1, 3.617% 4/25/2053[7,8,14]	4,811	4,710
Onslow Bay Financial, LLC, Series 2022-NQM5, Class A1, 4.31% 5/25/2062 (5.31% on 5/1/2026)[7,10,14]	18,692	18,286
Onslow Bay Financial, LLC, Series 2022-NQM6, Class A1, 4.70% 7/25/2062 (5.70% on 6/1/2026)[7,10,14]	17,105	16,833
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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Collateralized mortgage-backed obligations (privately originated) (continued)	Principal amount (000)	Value (000)
Onslow Bay Financial, LLC, Series 2024-NQM4, Class A1, 6.067% 1/25/2064 (7.067% on 2/1/2028)[7,10,14]	USD3,362	$3,381
Onslow Bay Financial, LLC, Series 2024-NQM6, Class A1, 6.447% 2/25/2064 (7.447% on 4/1/2028)[7,10,14]	4,010	4,051
Onslow Bay Financial, LLC, Series 2024-NQM7, Class A1, 6.243% 3/25/2064 (7.243% on 4/1/2028)[7,10,14]	2,548	2,569
Onslow Bay Financial, LLC, Series 2024-NQM10, Class A1, 6.18% 5/25/2064 (7.18% on 6/1/2028)[7,10,14]	12,150	12,250
Progress Residential Trust, Series 2024-SFR5, Class B, 3.25% 8/9/2029[7,10,14]	3,581	3,244
Progress Residential Trust, Series 2021-SFR6, Class A, 1.524% 7/17/2038[7,14]	5,137	4,898
Progress Residential Trust, Series 2022-SFR3, Class A, 3.20% 4/17/2039[7,14]	2,666	2,559
Progress Residential Trust, Series 2024-SFR1, Class A, 3.35% 2/17/2041[7,14]	5,031	4,696
Progress Residential Trust, Series 2024-SFR2, Class A, 3.30% 4/17/2041[7,14]	3,643	3,385
Progress Residential Trust, Series 2024-SFR2, Class D, 3.40% 4/17/2041[7,8,14]	2,709	2,449
Progress Residential Trust, Series 2024-SFR2, Class B, 3.40% 4/17/2041[7,8,14]	1,671	1,541
Sequoia Mortgage Trust, Series 2018-CH1, Class A1, 4.00% 2/25/2048[7,8,14]	118	110
Starwood Mortgage Residential Trust, Series 2024-SFR4, Class A, (1-month USD CME Term SOFR + 1.75%) 6.554% 10/17/2041[7,8,14]	8,669	8,687
Structured Adjustable Rate Mortgage Loan Trust, Series 2006-4, Class 6A, 4.077% 5/25/2036[8,14]	968	524
Towd Point Mortgage Trust, Series 2016-2, Class M1, 3.00% 8/25/2055[7,8,14]	1,424	1,392
Towd Point Mortgage Trust, Series 2018-1, Class A1, 3.00% 1/25/2058[7,8,14]	1,283	1,260
Towd Point Mortgage Trust, Series 2023-1, Class A1, 3.75% 1/25/2063[7,14]	6,213	5,910
Towd Point Mortgage Trust, Series 2024-3, Class A1A, 5.16% 7/25/2065[7,8,14]	2,716	2,683
Treehouse Park Improvement Association No.1 9.75% 12/1/2033[3,7]	10,003	9,778
Tricon Residential, Series 2024-SFR4, Class A, 4.30% 11/17/2041[7,14]	8,000	7,679
Tricon Residential Trust, Series 2024-SFR1, Class A, 4.65% 4/17/2041[7,14]	2,709	2,656
Tricon Residential Trust, Series 2024-SFR1, Class B, 4.75% 4/17/2041[7,14]	891	869
Tricon Residential Trust, Series 2024-SFR3, Class A, 4.50% 8/17/2041[7,14]	5,997	5,845
Tricon Residential Trust, Series 2024-SFR3, Class B, 5.00% 8/17/2041[7,14]	2,609	2,548
Verus Securitization Trust, Series 2023-1, Class A1, 5.85% 12/25/2067 (6.85% on 1/1/2027)[7,10,14]	1,651	1,654
Verus Securitization Trust, Series 2023-5, Class A5, 6.476% 6/25/2068 (7.476% on 6/1/2027)[7,10,14]	5,860	5,919
Verus Securitization Trust, Series 2024-2, Class A1, 6.095% 2/25/2069 (7.095% on 2/1/2028)[7,10,14]	3,510	3,533
Verus Securitization Trust, Series 2024-3, Class A1, 6.338% 4/25/2069 (7.338% on 4/1/2028)[7,10,14]	9,738	9,827
Verus Securitization Trust, Series 2024-4, Class A1, 6.218% 6/25/2069 (7.218% on 5/1/2028)[7,10,14]	2,576	2,596
Verus Securitization Trust, Series 2024-5, Class A2, 6.446% 6/25/2069 (7.446% on 6/1/2028)[7,10,14]	1,438	1,448
Verus Securitization Trust, Series 24-4, Class A2, 6.572% 6/25/2069 (7.572% on 5/1/2028)[7,10,14]	2,021	2,037
Verus Securitization Trust, Series 2024-6, Class A1, 5.799% 7/25/2069 (6.799% on 7/1/2028)[7,10,14]	4,679	4,694
Verus Securitization Trust, Series 2024-6, Class A2, 6.053% 7/25/2069 (7.053% on 7/1/2028)[7,10,14]	1,457	1,460
Verus Securitization Trust, Series 24-R1, Class A1, 5.218% 9/25/2069 (6.218% on 10/1/2028)[7,10,14]	5,879	5,913
Verus Securitization Trust, Series 2024-8, Class A1, 5.364% 10/25/2069[7,8,14]	3,433	3,445
Verus Securitization Trust, Series 2024-8, Class A2, 5.618% 10/25/2069 (6.618% on 10/1/2028)[7,10,14]	2,550	2,559
VM Fund I, LLC 8.625% 1/15/2028[3,7]	14,398	14,182
		425,947
Total mortgage-backed obligations		4,514,362
U.S. Treasury bonds & notes 1.77% U.S. Treasury 1.67%
U.S. Treasury 3.875% 3/31/2025	1,898	1,893
U.S. Treasury 4.625% 6/30/2025	3,070	3,075
U.S. Treasury 4.75% 7/31/2025	11,140	11,169
U.S. Treasury 5.00% 10/31/2025[15]	71,762	72,231
U.S. Treasury 4.00% 2/15/2026	29,944	29,855
The Income Fund of America — Page 51 of 69

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Bonds, notes & other debt instruments (continued) U.S. Treasury bonds & notes (continued) U.S. Treasury (continued)	Principal amount (000)	Value (000)
U.S. Treasury 4.625% 2/28/2026	USD97,013	$97,461
U.S. Treasury 3.625% 5/15/2026	7,041	6,980
U.S. Treasury 4.50% 7/15/2026	10,000	10,050
U.S. Treasury 4.375% 7/31/2026	67,849	68,059
U.S. Treasury 4.625% 9/15/2026	29,603	29,844
U.S. Treasury 3.50% 9/30/2026	9,139	9,029
U.S. Treasury 4.625% 10/15/2026	10,000	10,086
U.S. Treasury 4.625% 11/15/2026	18,853	19,023
U.S. Treasury 4.125% 2/15/2027	7,000	6,997
U.S. Treasury 4.50% 4/15/2027	830	837
U.S. Treasury 4.375% 7/15/2027	58,039	58,407
U.S. Treasury 3.875% 10/15/2027	19,037	18,908
U.S. Treasury 3.625% 3/31/2028	72	71
U.S. Treasury 3.625% 5/31/2028	49,266	48,421
U.S. Treasury 4.00% 7/31/2029	281,936	280,141
U.S. Treasury 3.625% 8/31/2029	5,470	5,348
U.S. Treasury 4.00% 2/28/2030	43,328	42,983
U.S. Treasury 4.00% 7/31/2030	11,986	11,874
U.S. Treasury 4.875% 10/31/2030	34,810	36,054
U.S. Treasury 4.25% 2/28/2031	1,113	1,115
U.S. Treasury 4.125% 7/31/2031	58,862	58,516
U.S. Treasury 4.125% 11/15/2032	1,433	1,422
U.S. Treasury 3.375% 5/15/2033	14,742	13,814
U.S. Treasury 3.875% 8/15/2033	119,275	115,865
U.S. Treasury 4.375% 5/15/2034	316,459	318,833
U.S. Treasury 3.875% 8/15/2034	93,436	90,406
U.S. Treasury 1.375% 11/15/2040[15]	39,316	25,245
U.S. Treasury 1.75% 8/15/2041	17,045	11,443
U.S. Treasury 2.00% 11/15/2041	11,924	8,305
U.S. Treasury 2.375% 2/15/2042	7,784	5,738
U.S. Treasury 2.875% 5/15/2043	16,000	12,560
U.S. Treasury 3.875% 5/15/2043	7,113	6,490
U.S. Treasury 4.75% 11/15/2043	42,316	43,324
U.S. Treasury 4.625% 5/15/2044[15]	117,695	118,302
U.S. Treasury 4.125% 8/15/2044	19,609	18,408
U.S. Treasury 2.875% 11/15/2046[15]	4,532	3,435
U.S. Treasury 2.875% 5/15/2049	4,051	3,017
U.S. Treasury 4.00% 11/15/2052	9,612	8,831
U.S. Treasury 3.625% 2/15/2053	22,365	19,190
U.S. Treasury 4.75% 11/15/2053	4,600	4,795
U.S. Treasury 4.25% 2/15/2054[15]	278,301	267,560
U.S. Treasury 4.625% 5/15/2054	35,520	36,347
U.S. Treasury 4.25% 8/15/2054	58,000	55,798
		2,127,555
U.S. Treasury inflation-protected securities 0.10%
U.S. Treasury Inflation-Protected Security 0.25% 1/15/2025[17]	33,226	32,993
U.S. Treasury Inflation-Protected Security 0.375% 7/15/2025[17]	48,915	48,333
U.S. Treasury Inflation-Protected Security 0.125% 10/15/2025[17]	6,551	6,434
U.S. Treasury Inflation-Protected Security 1.50% 2/15/2053[15,17]	31,770	27,266
U.S. Treasury Inflation-Protected Security 2.125% 2/15/2054[17]	13,334	13,192
		128,218
Total U.S. Treasury bonds & notes		2,255,773
The Income Fund of America — Page 52 of 69

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Bonds, notes & other debt instruments (continued) Asset-backed obligations 1.68%	Principal amount (000)	Value (000)
ACHV ABS Trust, Series 2024-3AL, Class A, 5.01% 12/26/2031[7,14]	USD967	$970
Affirm Asset Securitization Trust, Series 2021-Z2, Class A, 1.17% 11/16/2026[7,14]	100	99
Affirm Asset Securitization Trust, Series 2024-B, Class A, 4.62% 9/15/2029[7,14]	16,219	16,107
Affirm, Inc., Series 2023-X1, Class A, 7.11% 11/15/2028[7,14]	177	178
Affirm, Inc., Series 2024-A, Class A, 5.61% 2/15/2029[7,14]	6,099	6,146
Affirm, Inc., Series 2024-X1, Class A, 6.27% 5/15/2029[7,14]	3,044	3,055
AGL CLO, Ltd., Series 2023-24, Class A1, (3-month USD CME Term SOFR + 2.00%) 6.626% 7/25/2036[7,8,14]	11,606	11,685
Allegro CLO, Ltd., Series 2019-2, Class CR, (3-month USD CME Term SOFR + 2.53%) 7.147% 1/19/2033[7,8,14]	2,780	2,798
American Credit Acceptance Receivables Trust, Series 2024-3, Class A, 5.76% 11/12/2027[7,14]	4,202	4,219
American Credit Acceptance Receivables Trust, Series 2021-3, Class D, 1.34% 11/15/2027[7,14]	1,303	1,290
American Credit Acceptance Receivables Trust, Series 2024-4, Class A, 4.81% 3/13/2028[7,14]	1,365	1,365
American Credit Acceptance Receivables Trust, Series 2024-3, Class B, 5.66% 8/14/2028[7,14]	2,615	2,637
American Credit Acceptance Receivables Trust, Series 2024-2, Class C, 6.24% 4/12/2030[7,14]	6,289	6,390
American Credit Acceptance Receivables Trust, Series 2024-2, Class D, 6.53% 4/12/2030[7,14]	7,281	7,465
American Credit Acceptance Receivables Trust, Series 2024-3, Class C, 5.73% 7/12/2030[7,14]	13,560	13,715
American Credit Acceptance Receivables Trust, Series 2024-3, Class D, 6.04% 7/12/2030[7,14]	4,469	4,525
American Credit Acceptance Receivables Trust, Series 2024-4, Class C, 4.91% 8/12/2031[7,14]	2,547	2,535
American Credit Acceptance Receivables Trust, Series 2024-4, Class D, 5.34% 8/12/2031[7,14]	5,726	5,685
American Express Credit Account Master Trust, Series 2022-3, Class A, 3.75% 8/16/2027[14]	39,830	39,560
AmeriCredit Automobile Receivables Trust, Series 2023-1, Class A2A, 5.84% 10/19/2026[14]	1,720	1,722
AmeriCredit Automobile Receivables Trust, Series 2021-2, Class D, 1.29% 6/18/2027[14]	7,972	7,634
AmeriCredit Automobile Receivables Trust, Series 2023-1, Class B, 5.57% 3/20/2028[14]	5,578	5,645
Apidos CLO, Ltd., Series 2019-32A, Class A1R, (3-month USD CME Term SOFR + 1.10%) 5.717% 1/20/2033[7,8,14]	5,467	5,471
Auxilior Term Funding, LLC, Series 24-1, Class A3, 5.49% 7/15/2031[7,14]	5,603	5,681
Avant Credit Card Master Trust, Series 2024-2A, Class A, 5.38% 5/15/2029[7,14]	15,750	15,651
Avant Credit Card Master Trust, Series 2024-2A, Class B, 5.73% 5/15/2029[7,14]	8,495	8,443
Avant Credit Card Master Trust, Series 2024-2A, Class C, 6.41% 5/15/2029[7,14]	5,620	5,586
Avis Budget Rental Car Funding (AESOP), LLC, Series 2019-3A, Class A, 2.36% 3/20/2026[7,14]	2,604	2,590
Avis Budget Rental Car Funding (AESOP), LLC, Series 2020-1A, Class D, 3.34% 8/20/2026[7,14]	8,500	8,327
Avis Budget Rental Car Funding (AESOP), LLC, Series 2020-2, Class A, 2.02% 2/20/2027[7,14]	25,617	24,818
Avis Budget Rental Car Funding (AESOP), LLC, Series 2020-2A, Class B, 2.96% 2/20/2027[7,14]	1,453	1,415
Avis Budget Rental Car Funding (AESOP), LLC, Series 2020-2, Class C, 4.25% 2/20/2027[7,14]	4,605	4,534
Avis Budget Rental Car Funding (AESOP), LLC, Series 2021-1A, Class A, 1.38% 8/20/2027[7,14]	29,959	28,388
Avis Budget Rental Car Funding (AESOP), LLC, Series 2021-1A, Class B, 1.63% 8/20/2027[7,14]	1,699	1,603
Avis Budget Rental Car Funding (AESOP), LLC, Series 2021-1A, Class C, 2.13% 8/20/2027[7,14]	551	520
Avis Budget Rental Car Funding (AESOP), LLC, Series 2021-1A, Class D, 3.71% 8/20/2027[7,14]	5,000	4,729
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-5, Class A, 5.78% 4/20/2028[7,14]	10,793	10,991
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-4, Class A, 5.49% 6/20/2029[7,14]	12,400	12,620
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-6, Class A, 5.81% 12/20/2029[7,14]	23,741	24,429
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-8, Class A, 6.02% 2/20/2030[7,14]	3,150	3,265
Avis Budget Rental Car Funding (AESOP), LLC, Series 2024-1, Class A, 5.36% 6/20/2030[7,14]	7,930	8,036
Avis Budget Rental Car Funding (AESOP), LLC, Series 2024-1, Class B, 5.85% 6/20/2030[7,14]	1,507	1,520
Avis Budget Rental Car Funding (AESOP), LLC, Series 2024-3, Class A, 5.23% 12/20/2030[7,14]	8,000	8,063
Avis Budget Rental Car Funding (AESOP), LLC, Series 2024-3, Class B, 5.58% 12/20/2030[7,14]	1,671	1,669
Ballyrock, Ltd., CLO, Series 2019-2A, Class A1R, (3-month USD CME Term SOFR + 1.40%) 6.502% 2/20/2036[7,8,14]	19,810	19,836
Bank of America Credit Card Trust, Series 2022-A2, Class A2, 5.00% 4/17/2028[14]	14,798	14,865
Bank of America Credit Card Trust, Series 2024-A1, Class A, 4.93% 5/15/2029[14]	18,295	18,510
Bankers Healthcare Group Securitization Trust, Series 2021-A, Class A, 1.42% 11/17/2033[7,14]	369	358
Benefit Street Partners CLO, Ltd., Series 2019-19, Class AR, (3-month USD CME Term SOFR + 1.18%) 5.836% 1/15/2033[7,8,14]	7,893	7,904
Benefit Street Partners CLO, Ltd., Series 2019-19, Class BR, (3-month USD CME Term SOFR + 1.60%) 6.256% 1/15/2033[7,8,14]	2,864	2,864
Benefit Street Partners CLO, Ltd., Series 2019-19, Class CR, (3-month USD CME Term SOFR + 2.10%) 6.756% 1/15/2033[7,8,14]	5,275	5,291
The Income Fund of America — Page 53 of 69

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Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued)	Principal amount (000)	Value (000)
Blackbird Capital II Aircraft Lease, Ltd. / Blackbird Capital II Aircraft Lease US, LLC, Series 2021-1, Class A, 2.443% 7/15/2046[7,14]	USD6,798	$6,193
Blackbird Capital II Aircraft Lease, Ltd. / Blackbird Capital II Aircraft Lease US, LLC, Series 2021-1, Class B, 3.446% 7/15/2046[7,14]	1,031	929
Blue Owl Asset Leasing Trust, Series 2024-1A, Class A2, 5.05% 3/15/2029[7,14]	1,736	1,736
Blue Owl Asset Leasing Trust, Series 2024-1A, Class B, 5.41% 3/15/2030[7,14]	333	333
Blue Owl Asset Leasing Trust, Series 2024-1A, Class C, 6.38% 1/15/2031[7,14]	243	243
BofA Auto Trust, Series 2024-1, Class A3, 5.35% 11/15/2028[7,14]	5,108	5,170
Bridgecrest Lending Auto Securitization Trust, Series 2024-3, Class A2, 5.54% 2/16/2027[14]	3,420	3,428
Bridgecrest Lending Auto Securitization Trust, Series 2024-4, Class A2, 4.84% 9/15/2027[14]	1,408	1,408
Bridgecrest Lending Auto Securitization Trust, Series 2024-3, Class A3, 5.34% 4/17/2028[14]	3,945	3,969
Bridgecrest Lending Auto Securitization Trust, Series 2024-1, Class B, 5.43% 8/15/2028[14]	1,507	1,516
Bridgecrest Lending Auto Securitization Trust, Series 2024-4, Class A3, 4.72% 9/15/2028[14]	1,509	1,507
Bridgecrest Lending Auto Securitization Trust, Series 2024-1, Class C, 5.65% 4/16/2029[14]	987	997
Bridgecrest Lending Auto Securitization Trust, Series 2024-3, Class D, 5.83% 5/15/2030[14]	4,610	4,662
Bridgecrest Lending Auto Securitization Trust, Series 2024-4, Class B, 4.77% 8/15/2030[14]	2,963	2,957
Bridgecrest Lending Auto Securitization Trust, Series 2024-4, Class C, 4.83% 8/15/2030[14]	5,300	5,283
Business Jet Securities, LLC, Series 2024-2A, Class A, 5.364% 9/15/2039[7,14]	2,871	2,826
Capteris Equipment Finance, Series 2024-1, Class A2, 5.58% 7/20/2032[7,14]	4,142	4,175
CarMax Auto Owner Trust, Series 2021-1, Class C, 0.94% 12/15/2026[14]	313	308
CarMax Auto Owner Trust, Series 2024-2, Class A2A, 5.65% 5/17/2027[14]	8,798	8,843
CarMax Auto Owner Trust, Series 2021-1, Class D, 1.28% 7/15/2027[14]	307	302
CarMax Auto Owner Trust, Series 2024-3, Class A3, 4.89% 7/16/2029[14]	15,202	15,315
CarMax Select Receivables Trust, Series 2024-A, Class A2A, 5.78% 9/15/2027[14]	2,222	2,235
CarMax Select Receivables Trust, Series 2024-A, Class C, 5.62% 1/15/2030[14]	2,153	2,188
CarMax Select Receivables Trust, Series 2024-A, Class D, 6.27% 12/16/2030[14]	3,265	3,326
Carvana Auto Receivables Trust, Series 2021-N4, Class C, 1.72% 9/11/2028[14]	230	220
Carvana Auto Receivables Trust, Series 2021-N4, Class A2, 1.80% 9/11/2028[14]	1,654	1,601
Castlelake Aircraft Securitization Trust, Series 2021-1, Class A, 2.868% 5/11/2037[7,14]	10,930	9,833
Castlelake Aircraft Securitization Trust, Series 2021-1, Class C, 3.464% 5/11/2037[7,14]	6,702	5,889
Castlelake Aircraft Securitization Trust, Series 2021-1, Class C, 6.171% 5/11/2037[7,14]	13,241	11,369
Castlelake Aircraft Securitization Trust, Series 2017-1R, Class A, 2.741% 8/15/2041[7,14]	1,018	957
Cent CLO, Ltd., Series 2014-21A, Class AR, (3-month USD CME Term SOFR + 1.231%) 5.849% 7/27/2030[7,8,14]	646	646
CF Hippolyta, LLC, Series 2020-1, Class A1, 1.69% 7/15/2060[7,14]	23,958	23,215
CF Hippolyta, LLC, Series 2020-1, Class A2, 1.99% 7/15/2060[7,14]	5,799	5,206
CF Hippolyta, LLC, Series 2020-1, Class B1, 2.28% 7/15/2060[7,14]	5,327	5,126
CF Hippolyta, LLC, Series 2020-1, Class B2, 2.60% 7/15/2060[7,14]	567	494
CF Hippolyta, LLC, Series 2021-1, Class A1, 1.53% 3/15/2061[7,14]	15,080	14,135
CF Hippolyta, LLC, Series 2021-1, Class B1, 1.98% 3/15/2061[7,14]	2,847	2,630
CF Hippolyta, LLC, Series 2022-1, Class A1, 5.97% 8/15/2062[7,14]	23,129	23,115
CF Hippolyta, LLC, Series 2022-1, Class A2, 6.11% 8/15/2062[7,14]	19,138	19,077
Chase Auto Owner Trust, Series 2024-2, Class A2, 5.66% 5/26/2027[7,14]	8,307	8,345
Chase Auto Owner Trust, Series 2024-4A, Class A2, 5.25% 9/27/2027[7,14]	8,361	8,398
Chase Auto Owner Trust, Series 2024-3, Class A2, 5.53% 9/27/2027[7,14]	10,082	10,132
Chase Auto Owner Trust, Series 2024-4A, Class A3, 4.94% 7/25/2029[7,14]	9,354	9,401
Chase Auto Owner Trust, Series 2024-3, Class A3, 5.22% 7/25/2029[7,14]	8,384	8,489
Chase Auto Owner Trust, Series 2024-1, Class A4, 5.05% 10/25/2029[7,14]	10,983	11,128
Chase Issuance Trust, Series 2024-A1, Class A, 4.60% 1/16/2029[14]	21,449	21,503
Chase Issuance Trust, Series 2024-A2, Class A, 4.63% 1/15/2031[14]	6,712	6,736
Citibank Credit Card Issuance Trust, Series 2023-A1, Class A1, 5.23% 12/8/2027[14]	9,105	9,167
Clarus Capital Funding, LLC, Series 2024-1A, Class A2, 4.71% 8/20/2032[7,14]	1,114	1,109
CLI Funding VI, LLC, Series 2020-2A, Class A, 2.03% 9/15/2045[7,14]	3,096	2,840
CLI Funding VI, LLC, Series 2020-1A, Class A, 2.08% 9/18/2045[7,14]	1,903	1,740
CLI Funding VI, LLC, Series 2020-3A, Class A, 2.07% 10/18/2045[7,14]	8,067	7,416
CLI Funding VIII, LLC, Series 2021-1A, Class A, 1.64% 2/18/2046[7,14]	12,654	11,461
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unaudited
Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued)	Principal amount (000)	Value (000)
CLI Funding VIII, LLC, Series 2021-1A, Class A, 2.38% 2/18/2046[7,14]	USD491	$444
CNH Equipment Trust, Series 2024-B, Class A2A, 5.42% 10/15/2027[14]	7,442	7,484
CPS Auto Receivables Trust, Series 2021-A, Class D, 1.16% 12/15/2026[7,14]	203	202
CPS Auto Receivables Trust, Series 2024-C, Class A, 5.88% 2/15/2028[7,14]	3,318	3,343
CPS Auto Receivables Trust, Series 2024-A, Class B, 5.65% 5/15/2028[7,14]	371	373
CPS Auto Receivables Trust, Series 2024-A, Class C, 5.74% 4/15/2030[7,14]	549	553
CPS Auto Receivables Trust, Series 2024-A, Class D, 6.13% 4/15/2030[7,14]	197	200
CPS Auto Receivables Trust, Series 2024-C, Class C, 5.76% 10/15/2030[7,14]	2,376	2,406
CPS Auto Receivables Trust, Series 2024-C, Class D, 6.22% 10/15/2030[7,14]	2,251	2,293
Credit Acceptance Auto Loan Trust, Series 2023-3, Class A, 6.39% 8/15/2033[7,14]	3,687	3,756
Crockett Partners Equipment Co. II, LLC, Series 2024-1C, Class A, 6.05% 1/20/2031[7,14]	6,223	6,268
CWHEQ Revolving Home Equity Loan Trust, Series 2006-I, Class 2A, FSA insured, (1-month USD CME Term SOFR + 0.254%) 5.058% 1/15/2037[8,14]	197	186
CWHEQ Revolving Home Equity Loan Trust, Series 2007-B, Class A, FSA insured, (1-month USD CME Term SOFR + 0.264%) 5.068% 2/15/2037[8,14]	338	315
Daimler Trucks Retail Trust, Series 2024-1, Class A3, 5.49% 12/15/2027[14]	6,421	6,499
Discover Card Execution Note Trust, Series 2022-A3, Class A3, 3.56% 7/15/2027[14]	6,950	6,895
DLLAD, LLC, Series 2024-1, Class A2, 5.50% 8/20/2027[7,14]	2,396	2,412
DLLAD, LLC, Series 2024-1, Class A3, 5.30% 7/20/2029[7,14]	1,718	1,747
DLLAD, LLC, Series 2024-1, Class A4, 5.38% 9/22/2031[7,14]	844	864
Drive Auto Receivables Trust, Series 2021-1, Class D, 1.45% 1/16/2029[14]	2,310	2,277
Drive Auto Receivables Trust, Series 2024-1, Class B, 5.31% 1/16/2029[14]	1,830	1,841
Drive Auto Receivables Trust, Series 2024-1, Class C, 5.43% 11/17/2031[14]	3,253	3,273
DriveTime Auto Owner Trust, Series 2021-1A, Class D, 1.16% 11/16/2026[7,14]	496	490
DriveTime Auto Owner Trust, Series 2021-2A, Class D, 1.50% 2/16/2027[7,14]	1,005	991
DriveTime Auto Owner Trust, Series 2023-2, Class A, 5.88% 4/15/2027[7,14]	1,316	1,318
Dryden Senior Loan Fund, CLO, Series 2017-47A, Class A1R, (3-month USD CME Term SOFR + 1.242%) 5.898% 4/15/2028[7,8,14]	2,221	2,222
EDvestinU Private Education Loan, LLC, Series 2021-A, Class A, 1.80% 11/25/2045[7,14]	1,179	1,076
Enterprise Fleet Financing, LLC, Series 2024-2, Class A2, 5.74% 12/20/2026[7,14]	1,861	1,877
Enterprise Fleet Financing, LLC, Series 2024-3, Class A2, 5.31% 4/20/2027[7,14]	6,398	6,435
Enterprise Fleet Financing, LLC, Series 2022-1, Class A2, 3.03% 1/20/2028[7,14]	2,115	2,106
Enterprise Fleet Financing, LLC, Series 2022-3, Class A3, 4.29% 7/20/2029[7,14]	3,349	3,323
Enterprise Fleet Financing, LLC, Series 2022-3, Class A2, 4.38% 7/20/2029[7,14]	4,552	4,536
Enterprise Fleet Financing, LLC, Series 2022-4, Class A2, 5.76% 10/22/2029[7,14]	6,076	6,117
Enterprise Fleet Financing, LLC, Series 2024-1, Class A3, 5.16% 9/20/2030[7,14]	2,471	2,502
Enterprise Fleet Financing, LLC, Series 2024-2, Class A4, 5.69% 12/20/2030[7,14]	3,023	3,111
Exeter Automobile Receivables Trust, Series 2021-2, Class D, 1.40% 4/15/2027[14]	6,572	6,390
Exeter Automobile Receivables Trust, Series 2023-3A, Class C, 6.21% 6/15/2028[14]	1,013	1,025
Exeter Automobile Receivables Trust, Series 2024-1, Class B, 5.29% 8/15/2028[14]	3,084	3,094
Exeter Automobile Receivables Trust, Series 2022-4A, Class C, 4.92% 12/15/2028[14]	3,400	3,399
Exeter Automobile Receivables Trust, Series 2023-3A, Class D, 6.68% 4/16/2029[14]	1,839	1,884
Exeter Automobile Receivables Trust, Series 2024-3, Class C, 5.70% 7/16/2029[14]	3,616	3,663
Exeter Automobile Receivables Trust, Series 2024-1, Class C, 5.41% 5/15/2030[14]	3,191	3,217
Exeter Automobile Receivables Trust, Series 2024-1, Class D, 5.84% 6/17/2030[14]	5,167	5,223
Exeter Automobile Receivables Trust, Series 2024-4A, Class C, 5.48% 8/15/2030[14]	1,480	1,487
Exeter Automobile Receivables Trust, Series 2024-3, Class D, 5.98% 9/16/2030[14]	4,746	4,812
Exeter Automobile Receivables Trust, Series 2024-4A, Class D, 5.81% 12/16/2030[14]	2,608	2,633
Exeter Automobile Receivables Trust, Series 2023-3A, Class E, 9.98% 1/15/2031[7,14]	1,014	1,098
First National Master Note Trust, Series 2024-1, Class A, 5.34% 5/15/2030[14]	8,016	8,124
FirstKey Homes Trust, Series 2020-SFR2, Class A, 1.266% 10/19/2037[7,14]	7,147	6,930
FirstKey Homes Trust, Series 2022-SFR2, Class A, 4.145% 5/17/2039[7,14]	4,197	4,108
Flagship Credit Auto Trust, Series 2022-4, Class A2, 6.15% 9/15/2026[7,14]	226	226
Flagship Credit Auto Trust, Series 2023-3, Class C, 6.01% 7/16/2029[7,14]	733	744
Flagship Credit Auto Trust, Series 2023-3, Class D, 6.58% 8/15/2029[7,14]	371	380
The Income Fund of America — Page 55 of 69

unaudited
Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued)	Principal amount (000)	Value (000)
Flatiron CLO, Ltd., Series 2024-1, Class A1, (3-month USD CME Term SOFR + 1.32%) 6.645% 7/15/2036[7,8,14]	USD7,932	$7,964
Ford Credit Auto Lease Trust, Series 2024-A, Class A4, 5.05% 6/15/2027[14]	1,053	1,058
Ford Credit Auto Owner Trust, Series 2018-1, Class A, 3.19% 7/15/2031[7,14]	3,650	3,638
Ford Credit Auto Owner Trust, Series 2020-1, Class A, 2.04% 8/15/2031[7,14]	15,214	15,090
Ford Credit Auto Owner Trust, Series 2023-2, Class A, 5.28% 2/15/2036[7,14]	13,385	13,660
Ford Credit Auto Owner Trust, Series 2024-1, Class A, 4.87% 8/15/2036[7,8,14]	30,500	30,760
Ford Credit Floorplan Master Owner Trust, Series 2024-3, Class A1, 4.30% 9/15/2029[7,14]	5,275	5,216
GCI Funding I, LLC, Series 2020-1, Class A, 2.82% 10/18/2045[7,14]	2,925	2,710
GCI Funding I, LLC, Series 2021-1, Class A, 2.38% 6/18/2046[7,14]	1,286	1,161
GCI Funding I, LLC, Series 2021-1, Class B, 3.04% 6/18/2046[7,14]	97	85
Global SC Finance V SRL, Series 2020-1A, Class A, 2.17% 10/17/2040[7,14]	6,641	6,243
Global SC Finance VII SRL, Series 2020-2A, Class A, 2.26% 11/19/2040[7,14]	12,203	11,476
Global SC Finance VII SRL, Series 2021-1A, Class A, 1.86% 4/17/2041[7,14]	20,592	18,743
Global SC Finance VII SRL, Series 2021-2A, Class A, 1.95% 8/17/2041[7,14]	17,755	16,268
Global SC Finance VII SRL, Series 2021-2A, Class B, 2.49% 8/17/2041[7,14]	1,666	1,504
GLS Auto Receivables Trust, Series 2024-4A, Class A2, 4.76% 10/15/2027[7,14]	1,908	1,908
GLS Auto Receivables Trust, Series 2024-1, Class B, 5.49% 7/17/2028[7,14]	3,571	3,598
GLS Auto Receivables Trust, Series 2024-2, Class B, 5.77% 11/15/2028[7,14]	3,757	3,808
GLS Auto Receivables Trust, Series 2024-3A, Class B, 5.08% 1/16/2029[7,14]	2,842	2,850
GLS Auto Receivables Trust, Series 2024-4A, Class B, 4.89% 4/16/2029[7,14]	1,830	1,830
GLS Auto Receivables Trust, Series 2023-3, Class C, 6.01% 5/15/2029[7,14]	905	915
GLS Auto Receivables Trust, Series 2023-3, Class D, 6.44% 5/15/2029[7,14]	818	836
GLS Auto Receivables Trust, Series 2024-1, Class C, 5.64% 12/17/2029[7,14]	2,606	2,631
GLS Auto Receivables Trust, Series 2024-1, Class D, 5.95% 12/17/2029[7,14]	1,674	1,697
GLS Auto Receivables Trust, Series 2024-2, Class C, 6.03% 2/15/2030[7,14]	5,220	5,313
GLS Auto Receivables Trust, Series 2024-4A, Class C, 5.10% 6/17/2030[7,14]	4,809	4,809
GLS Auto Receivables Trust, Series 2024-4A, Class D, 5.65% 7/15/2030[7,14]	5,534	5,537
GLS Auto Receivables Trust, Series 2024-3A, Class C, 5.21% 2/18/2031[7,14]	2,661	2,670
GLS Auto Receivables Trust, Series 2024-2, Class E, 7.98% 5/15/2031[7,14]	1,170	1,193
GLS Auto Select Receivables Trust, Series 2024-4A, Class A2, 4.43% 12/17/2029[7,14]	1,885	1,874
GM Financial Automobile Leasing Trust, Series 2023-3, Class A3, 5.38% 11/20/2026[14]	3,244	3,260
GM Financial Revolving Receivables Trust, Series 2023-2, Class A, 5.77% 8/11/2036[7,14]	17,961	18,665
GM Financial Revolving Receivables Trust, Series 2024-2, Class A, 4.52% 3/11/2037[7,14]	11,802	11,707
GM Financial Securitized Term Auto Receivables Trust, Series 2024-1, Class A3, 4.85% 12/18/2028[14]	4,745	4,772
GMF Floorplan Owner Revolving Trust, Series 2024-1, Class A1, 5.13% 3/15/2029[7,14]	4,075	4,123
Golub Capital Partners Static, Ltd., CLO, Series 2024-1, Class A2, (3-month USD CME Term SOFR + 1.55%) 6.167% 4/20/2033[7,8,14]	4,839	4,842
Golub Capital Partners Static, Ltd., CLO, Series 2024-1, Class C, (3-month USD CME Term SOFR + 2.30%) 6.917% 4/20/2033[7,8,14]	3,515	3,521
Greatamerica Leasing Receivables Funding, LLC, Series 2024-2, Class A2, 5.28% 3/15/2027[7,14]	739	744
Greatamerica Leasing Receivables Funding, LLC, Series 2024-2, Class A3, 5.00% 9/15/2028[7,14]	528	533
Harbor Park CLO, Ltd., Series 2018-1, Class CR, (3-month USD CME Term SOFR + 2.05%) 6.667% 1/20/2031[7,8,14]	2,834	2,843
Hertz Vehicle Financing III, LLC, Series 2021-A, Class B, 9.44% 6/25/2025[3,7,14]	10,370	10,370
Hertz Vehicle Financing III, LLC, Series 2022-1A, Class A, 1.99% 6/25/2026[7,14]	7,673	7,576
Hertz Vehicle Financing III, LLC, Series 2022-4A, Class A, 3.73% 9/25/2026[7,14]	15,340	15,208
Hertz Vehicle Financing III, LLC, Series 2023-1, Class 1D, 9.13% 6/25/2027[7,14]	1,008	1,012
Hertz Vehicle Financing III, LLC, Series 2022-2A, Class A, 2.33% 6/26/2028[7,14]	8,300	7,752
Hertz Vehicle Financing III, LLC, Series 2022-2, Class D, 5.16% 6/26/2028[7,14]	3,583	3,272
Hertz Vehicle Financing III, LLC, Series 2022-5A, Class A, 3.89% 9/25/2028[7,14]	7,264	7,021
Hertz Vehicle Financing III, LLC, Series 2023-2, Class A, 5.57% 9/25/2029[7,14]	12,400	12,537
Hertz Vehicle Financing III, LLC, Series 2023-4, Class A, 6.15% 3/25/2030[7,14]	12,317	12,722
Hertz Vehicle Financing, LLC, Series 2021-1A, Class A, 1.21% 12/26/2025[7,14]	7,585	7,554
The Income Fund of America — Page 56 of 69

unaudited
Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued)	Principal amount (000)	Value (000)
Hertz Vehicle Financing, LLC, Series 2021-1A, Class B, 1.56% 12/26/2025[7,14]	USD1,178	$1,172
Hertz Vehicle Financing, LLC, Series 2021-1A, Class C, 2.05% 12/26/2025[7,14]	581	578
Hertz Vehicle Financing, LLC, Series 2021-2A, Class A, 1.68% 12/27/2027[7,14]	23,086	21,640
Hertz Vehicle Financing, LLC, Series 2021-2A, Class B, 2.12% 12/27/2027[7,14]	3,369	3,144
Hertz Vehicle Financing, LLC, Series 2021-2A, Class C, 2.52% 12/27/2027[7,14]	1,850	1,716
Hertz Vehicle Financing, LLC, Series 2024-1A, Class A, 5.44% 1/25/2029[7,14]	5,713	5,740
Honda Auto Receivables Owner Trust, Series 2023-1, Class A2, 5.22% 10/21/2025[14]	222	222
Honda Auto Receivables Owner Trust, Series 2023-3, Class A2, 5.71% 3/18/2026[14]	5,299	5,312
Honda Auto Receivables Owner Trust, Series 2023-1, Class A3, 5.04% 4/21/2027[14]	2,567	2,575
Horizon Aircraft Finance, Series 2024-1, Class A, 5.375% 9/15/2049[7,14]	5,808	5,667
Hyundai Auto Lease Securitization Trust, Series 2024-A, Class A4, 5.07% 2/15/2028[7,14]	1,603	1,612
Hyundai Auto Receivables Trust, Series 2024-A, Class A3, 4.99% 2/15/2029[14]	5,082	5,126
Invitation Homes Trust, Series 2024-SFR1, Class B, 4.00% 9/17/2041[7,14]	2,450	2,303
Jamestown CLO, Ltd., Series 2019-1, Class A1R, (3-month USD CME Term SOFR + 1.20%) 5.817% 4/20/2032[7,8,14]	6,370	6,378
Jamestown CLO, Ltd., Series 2019-1, Class A2BR, (3-month USD CME Term SOFR + 1.85%) 6.467% 4/20/2032[7,8,14]	3,826	3,832
John Deere Owner Trust, Series 2024-A, Class A3, 4.96% 11/15/2028[14]	4,612	4,650
LAD Auto Receivables Trust, Series 2022-1, Class A, 5.21% 6/15/2027[7,14]	497	498
LAD Auto Receivables Trust, Series 2024-3A, Class A2, 4.64% 11/15/2027[7,14]	3,965	3,961
LAD Auto Receivables Trust, Series 2023-4, Class A3, 6.10% 12/15/2027[7,14]	4,874	4,915
LAD Auto Receivables Trust, Series 2024-3A, Class A3, 4.52% 3/15/2029[7,14]	1,685	1,678
LAD Auto Receivables Trust, Series 2024-3A, Class A4, 4.60% 12/17/2029[7,14]	888	882
LAD Auto Receivables Trust, Series 2024-3A, Class C, 4.93% 3/15/2030[7,14]	592	587
LAD Auto Receivables Trust, Series 2024-3A, Class D, 5.18% 2/17/2032[7,14]	671	665
Madison Park Funding, Ltd., CLO, Series 2015-17A, Class AR2, (3-month USD CME Term SOFR + 1.262%) 5.879% 7/21/2030[7,8,14]	11,109	11,121
Magnetite CLO, Ltd., Series 2019-22, Class ARR, (3-month USD CME Term SOFR + 1.25%) 5.906% 7/15/2036[7,8,14]	6,466	6,466
Mission Lane Credit Card Master Trust, Series 2023-A, Class A, 7.23% 7/17/2028[7,14]	6,950	7,005
Mission Lane Credit Card Master Trust, Series 2024-A, Class A1, 6.20% 8/15/2029[7,14]	1,414	1,424
Mission Lane Credit Card Master Trust, Series 2024-A, Class B, 6.59% 8/15/2029[7,14]	1,198	1,206
Mission Lane Credit Card Master Trust, Series 2024-A, Class D, 10.12% 8/15/2029[7,14]	4,000	4,039
Navient Student Loan Trust, Series 2021-C, Class A, 1.06% 10/15/2069[7,14]	5,821	5,209
Navient Student Loan Trust, Series 2021-G, Class A, 1.58% 4/15/2070[7,14]	8,172	7,231
Navigator Aircraft ABS, Ltd., Series 2021-1, Class A, 2.771% 11/15/2046[7,14]	15,762	14,390
Nelnet Student Loan Trust, Series 2021-C, Class AFX, 1.32% 4/20/2062[7,14]	11,024	10,120
Nelnet Student Loan Trust, Series 2021-A, Class APT1, 1.36% 4/20/2062[7,14]	6,055	5,564
Nelnet Student Loan Trust, Series 2021-B, Class AFX, 1.42% 4/20/2062[7,14]	10,584	9,794
New Economy Assets Phase 1 Issuer, LLC, Series 2021-1, Class A1, 1.91% 10/20/2061[7,14]	64,437	58,947
Newark BSL CLO 2, Ltd., Series 2017-1A, Class A1R, (3-month USD CME Term SOFR + 1.232%) 5.857% 7/25/2030[7,8,14]	4,543	4,546
NMEF Funding, LLC, Series 2024-A, Class A2, 5.15% 12/15/2031[7,14]	1,381	1,383
OCP CLO, Ltd., Series 2018-15A, Class A1, (3-month USD CME Term SOFR + 1.362%) 5.979% 7/20/2031[7,8,14]	4,004	4,010
OnDeck Asset Securitization Trust, LLC, Series 2024-2A, Class A, 4.98% 10/17/2031[7,14]	801	789
Palmer Square Loan Funding, Ltd., Series 2024-2A, Class A1N, (3-month USD CME Term SOFR + 1.00%) 5.571% 1/15/2033[7,8,14]	15,039	15,050
Palmer Square Loan Funding, Ltd., Series 2024-2A, Class A2, (3-month USD CME Term SOFR + 1.45%) 6.021% 1/15/2033[7,8,14]	9,460	9,467
Palmer Square Loan Funding, Ltd., Series 2024-2A, Class B, (3-month USD CME Term SOFR + 1.70%) 6.271% 1/15/2033[7,8,14]	3,000	3,004
Palmer Square Loan Funding, Ltd., Series 2024-2A, Class C, (3-month USD CME Term SOFR + 2.50%) 7.071% 1/15/2033[7,8,14]	2,814	2,821
The Income Fund of America — Page 57 of 69

unaudited
Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued)	Principal amount (000)	Value (000)
Palmer Square Loan Funding, CLO, Series 2021-4A, Class A1, (3-month USD CME Term SOFR + 1.062%) 5.718% 10/15/2029[7,8,14]	USD4,482	$4,485
Palmer Square Loan Funding, CLO, Series 2021-4A, Class A2, (3-month USD CME Term SOFR + 1.662%) 6.318% 10/15/2029[7,8,14]	8,409	8,418
PEAC Solutions Receivables, LLC, Series 2024-1A, Class A2, 5.79% 6/21/2027[7,14]	3,571	3,604
PFS Financing Corp., Series 2022-D, Class B, 4.90% 8/16/2027[7,14]	431	430
PFS Financing Corp., Series 2023-B, Class A, 5.27% 5/15/2028[7,14]	13,351	13,457
PG&E Wildfire Recovery Funding, LLC, Series 2022-A, Class A2, 4.263% 6/1/2036[14]	4,926	4,674
PK ALIFT Loan Funding 3, LP, Series 2024-1, Class A1, 5.842% 9/15/2039[7,14]	2,901	2,930
PK ALIFT Loan Funding 3, LP, Series 2024-1, Class AF, (1-month USD CME Term SOFR + 0%) 6.797% 9/15/2039[7,8,14]	2,813	2,819
PK ALIFT Loan Funding, Series 2024-2, Class A, 5.052% 10/15/2039[7,14]	2,848	2,804
Porsche Innovative Lease Owner Trust, Series 2024-1, Class A2A, 4.84% 1/20/2027[7,14]	1,784	1,787
Prestige Auto Receivables Trust, Series 2024-1, Class C, 5.73% 3/15/2029[7,14]	1,492	1,508
Prestige Auto Receivables Trust, Series 2024-1, Class D, 6.21% 2/15/2030[7,14]	845	861
Race Point CLO, Ltd., Series 2015-9A, Class A1A2, (3-month USD CME Term SOFR + 1.202%) 5.858% 10/15/2030[7,8,14]	6,506	6,509
Regatta XIV Funding, Ltd., CLO, Series 2018-3A, Class AR, (3-month USD CME Term SOFR + 1.10%) 6.213% 10/25/2031[7,8,14]	4,891	4,891
Regatta XIV Funding, Ltd., CLO, Series 18-3A, Class CR, (3-month USD CME Term SOFR + 1.80%) 6.371% 10/25/2031[7,8,14]	2,700	2,704
RR, Ltd., CLO, Series 2020-8, Class A1R, (3-month USD CME Term SOFR + 1.35%) 6.006% 7/15/2037[7,8,14]	6,482	6,503
Santander Drive Auto Receivables Trust, Series 2020-3, Class D, 1.64% 11/16/2026[14]	65	64
Santander Drive Auto Receivables Trust, Series 2024-1, Class A2, 5.71% 2/16/2027[14]	3,070	3,077
Santander Drive Auto Receivables Trust, Series 2023-4, Class A2, 6.18% 2/16/2027[14]	1,366	1,368
Santander Drive Auto Receivables Trust, Series 2022-5, Class B, 4.43% 3/15/2027[14]	1,688	1,686
Santander Drive Auto Receivables Trust, Series 2024-3, Class A2, 5.91% 6/15/2027[14]	985	989
Santander Drive Auto Receivables Trust, Series 2021-2, Class D, 1.35% 7/15/2027[14]	1,580	1,559
Santander Drive Auto Receivables Trust, Series 2021-3, Class D, 1.33% 9/15/2027[14]	2,473	2,432
Santander Drive Auto Receivables Trust, Series 2024-2, Class A2, 5.80% 9/15/2027[14]	10,883	10,918
Santander Drive Auto Receivables Trust, Series 2023-1, Class B, 4.98% 2/15/2028[14]	3,000	3,001
Santander Drive Auto Receivables Trust, Series 2024-1, Class A3, 5.25% 4/17/2028[14]	1,493	1,499
Santander Drive Auto Receivables Trust, Series 2023-4, Class A3, 5.73% 4/17/2028[14]	3,000	3,020
Santander Drive Auto Receivables Trust, Series 2022-5, Class C, 4.74% 10/15/2028[14]	2,374	2,373
Santander Drive Auto Receivables Trust, Series 2024-2, Class A3, 5.63% 11/15/2028[14]	10,450	10,569
Santander Drive Auto Receivables Trust, Series 2023-4, Class B, 5.77% 12/15/2028[14]	9,527	9,649
Santander Drive Auto Receivables Trust, Series 2024-2, Class B, 5.78% 7/16/2029[14]	6,069	6,175
Santander Drive Auto Receivables Trust, Series 2024-4, Class B, 4.93% 9/17/2029[14]	3,599	3,610
Santander Drive Auto Receivables Trust, Series 2024-1, Class C, 5.45% 3/15/2030[14]	745	751
Santander Drive Auto Receivables Trust, Series 2024-4, Class C, 4.95% 4/15/2030[14]	4,218	4,212
Santander Drive Auto Receivables Trust, Series 2024-5, Class C, 4.78% 1/15/2031[14]	2,657	2,641
Santander Drive Auto Receivables Trust, Series 24-4, Class D, 5.32% 12/15/2031[14]	5,961	5,936
Santander Drive Auto Receivables Trust, Series 2024-5, Class D, 5.14% 2/17/2032[14]	5,140	5,097
SBNA Auto Lease Trust, Series 2024-A, Class A2, 5.45% 1/20/2026[7,14]	4,917	4,926
SBNA Auto Lease Trust, Series 2024-A, Class A3, 5.39% 11/20/2026[7,14]	8,995	9,043
SBNA Auto Lease Trust, Series 2024-B, Class A2, 5.67% 11/20/2026[7,14]	1,611	1,618
SBNA Auto Lease Trust, Series 2024-B, Class A3, 5.56% 11/22/2027[7,14]	2,493	2,524
SFS Auto Receivables Securitization Trust, Series 2024-3A, Class A2, 4.71% 5/22/2028[7,14]	4,588	4,587
SFS Auto Receivables Securitization Trust, Series 2023-1, Class A3, 5.47% 10/20/2028[7,14]	8,246	8,319
SFS Auto Receivables Securitization Trust, Series 2023-1, Class B, 5.71% 1/22/2030[7,14]	1,034	1,053
SFS Auto Receivables Securitization Trust, Series 2024-3A, Class A3, 4.55% 6/20/2030[7,14]	5,178	5,160
SFS Auto Receivables Securitization Trust, Series 2023-1, Class C, 5.97% 2/20/2031[7,14]	1,637	1,673
SLAM, LLC, Series 2024-1A, Class A, 5.335% 9/15/2049[7,14]	4,207	4,120
SLAM, Ltd., Series 2021-1, Class A, 2.434% 6/15/2046[7,14]	7,124	6,479
SLAM, Ltd., Series 2021-1, Class B, 3.422% 6/15/2046[7,14]	1,311	1,176
The Income Fund of America — Page 58 of 69

unaudited
Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued)	Principal amount (000)	Value (000)
SOLRR Aircraft Aviation Holding, Ltd., Series 2021-1, Class A, 2.636% 10/15/2046[7,14]	USD8,650	$7,883
SPRITE, Ltd., Series 2021-1, Class A, 3.75% 11/15/2046[7,14]	11,303	10,769
Stellar Jay Ireland DAC, Series 2021-1, Class A, 3.967% 10/15/2041[7,14]	5,101	4,932
Stonepeak Infrastructure Partners, Series 2021-1A, Class AA, 2.301% 2/28/2033[7,14]	3,612	3,444
Stonepeak Infrastructure Partners, Series 2021-1A, Class A, 2.675% 2/28/2033[7,14]	3,522	3,360
Subway Funding, LLC, Series 2024-3, Class A2I, 5.246% 7/30/2054[7,14]	8,373	8,243
Subway Funding, LLC, Series 2024-3A, Class A2II, 5.566% 7/30/2054[7,14]	9,885	9,685
Subway Funding, LLC, Series 2024-1, Class A2I, 6.028% 7/30/2054[7,14]	17,328	17,492
Subway Funding, LLC, Series 2024-1, Class A2II, 6.268% 7/30/2054[7,14]	17,328	17,558
SuttonPark Structured Settlements, Series 2021-1, Class A, 1.95% 9/15/2075[7,14]	2,683	2,571
Synchrony Card Issuance Trust, Series 2023-A, Class A, 5.54% 7/15/2029[14]	6,264	6,352
TAL Advantage V, LLC, Series 2020-1A, Class A, 2.05% 9/20/2045[7,14]	3,512	3,256
Textainer Marine Containers, Ltd., Series 2020-1A, Class A, 2.73% 8/21/2045[7,14]	4,984	4,739
Textainer Marine Containers, Ltd., Series 2020-2A, Class A, 2.10% 9/20/2045[7,14]	5,969	5,514
Textainer Marine Containers, Ltd., Series 2020-3, Class A, 2.11% 9/20/2045[7,14]	779	721
Textainer Marine Containers, Ltd., Series 2021-1, Class A, 1.68% 2/20/2046[7,14]	10,584	9,551
Textainer Marine Containers, Ltd., Series 2021-1, Class B, 2.52% 2/20/2046[7,14]	456	412
Textainer Marine Containers, Ltd., Series 2021-2A, Class A, 2.23% 4/20/2046[7,14]	14,461	13,156
TIF Funding II, LLC, Series 2020-1A, Class A, 2.09% 8/20/2045[7,14]	5,904	5,444
TIF Funding II, LLC, Series 2021-1A, Class A, 1.65% 2/20/2046[7,14]	4,674	4,126
TIF Funding II, LLC, Series 2021-1A, Class B, 2.54% 2/20/2046[7,14]	168	149
TIF Funding II, LLC, Series 2024-1, Class C, 6.31% 4/20/2049[7,14]	256	254
T-Mobile US Trust, Series 2024-1, Class A, 5.05% 9/20/2029[7,14]	12,824	12,911
Toyota Auto Loan Extended Note Trust, Series 2020-1, Class A, 1.35% 5/25/2033[7,14]	18,828	18,469
Toyota Auto Receivables Owner Trust, Series 2023-C, Class A3, 5.16% 4/17/2028[14]	9,606	9,679
Toyota Auto Receivables Owner Trust, Series 2023-C, Class A4, 5.01% 2/15/2029[14]	3,718	3,752
Trinitas CLO, Ltd., Series 2018-9A, Class ARRR, (3-month USD CME Term SOFR + 1.20%) 5.817% 1/20/2032[7,8,14]	2,809	2,814
Trinitas CLO, Ltd., Series 2018-9A, Class BRRR, (3-month USD CME Term SOFR + 1.70%) 6.317% 1/20/2032[7,8,14]	4,000	4,001
Triton Container Finance VIII, LLC, Series 2020-1, Class A, 2.11% 9/20/2045[7,14]	20,303	18,483
Triton Container Finance VIII, LLC, Series 2021-1, Class A, 1.86% 3/20/2046[7,14]	11,125	9,925
Triton Container Finance VIII, LLC, Series 2021-1A, Class B, 2.58% 3/20/2046[7,14]	425	380
Verdant Receivables, LLC, Series 2024-1, Class A2, 5.68% 12/12/2031[7,14]	2,519	2,555
Verizon Master Trust, Series 2022-7, Class A1A, 5.23% 11/22/2027 (5.98% on 11/20/2024)[10,14]	5,000	5,000
Verizon Master Trust, Series 2023-2, Class A, 4.89% 4/13/2028[14]	19,090	19,101
Verizon Master Trust, Series 2024-1, Class A1A, 5.00% 12/20/2028[14]	8,584	8,621
Verizon Master Trust, Series 2023-1, Class A, 4.49% 1/22/2029 (5.24% on 1/20/2026)[10,14]	17,018	17,008
Verizon Master Trust, Series 2024-3, Class A1A, 5.34% 4/22/2030[14]	19,500	19,873
Verizon Master Trust, Series 2023-3, Class A, 4.73% 4/21/2031[7,14]	20,266	20,363
Verizon Master Trust, Series 24-5, Class A, 5.00% 6/21/2032[7,14]	3,127	3,183
Volvo Financial Equipment, LLC, Series 2024-1A, Class A2, 4.56% 5/17/2027[7,14]	1,072	1,070
Voya CLO, Ltd., Series 2018-3, Class A1R2, (3-month USD CME Term SOFR + 1.20%) 5.856% 10/15/2031[7,8,14]	5,281	5,284
Voya CLO, Ltd., Series 2018-3, Class BR2, (3-month USD CME Term SOFR + 1.80%) 6.456% 10/15/2031[7,8,14]	3,478	3,482
VStrong Auto Receivables Trust, Series 2024-A, Class A3, 5.62% 12/15/2028[7,14]	579	584
VStrong Auto Receivables Trust, Series 2024-A, Class B, 5.77% 7/15/2030[7,14]	1,295	1,313
Westlake Automobile Receivables Trust, Series 2023-1, Class A2A, 5.51% 6/15/2026[7,14]	197	197
Westlake Automobile Receivables Trust, Series 2023-2, Class A2A, 5.87% 7/15/2026[7,14]	852	852
Westlake Automobile Receivables Trust, Series 2021-2, Class D, 1.23% 12/15/2026[7,14]	4,228	4,170
Westlake Automobile Receivables Trust, Series 2023-2, Class A3, 5.80% 2/16/2027[7,14]	8,177	8,202
Westlake Automobile Receivables Trust, Series 2022-1A, Class D, 3.49% 3/15/2027[7,14]	2,924	2,889
Westlake Automobile Receivables Trust, Series 2022-2A, Class C, 4.85% 9/15/2027[7,14]	3,250	3,246
Westlake Automobile Receivables Trust, Series 2023-1, Class A3, 5.21% 1/18/2028[7,14]	1,754	1,755
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unaudited
Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued)	Principal amount (000)	Value (000)
Westlake Automobile Receivables Trust, Series 2024-3A, Class A3, 4.71% 4/17/2028[7,14]	USD3,350	$3,344
Westlake Automobile Receivables Trust, Series 2023-3, Class B, 5.92% 9/15/2028[7,14]	5,588	5,649
Westlake Automobile Receivables Trust, Series 2023-3, Class C, 6.02% 9/15/2028[7,14]	3,579	3,630
Westlake Automobile Receivables Trust, Series 2024-1, Class C, 5.65% 2/15/2029[7,14]	2,094	2,120
Westlake Automobile Receivables Trust, Series 2023-3, Class D, 6.47% 3/15/2029[7,14]	1,993	2,042
Westlake Automobile Receivables Trust, Series 2024-1, Class D, 6.02% 10/15/2029[7,14]	2,813	2,861
Westlake Automobile Receivables Trust, Series 2024-3A, Class B, 4.72% 11/15/2029[7,14]	11,381	11,370
Westlake Automobile Receivables Trust, Series 2024-3A, Class C, 4.92% 11/15/2029[7,14]	7,423	7,396
Westlake Automobile Receivables Trust, Series 2024-2, Class C, 5.68% 3/15/2030[7,14]	8,000	8,095
Westlake Automobile Receivables Trust, Series 2024-3A, Class D, 5.21% 4/15/2030[7,14]	8,000	7,984
Westlake Automobile Receivables Trust, Series 2024-2, Class D, 5.91% 4/15/2030[7,14]	2,826	2,857
Wheels Fleet Lease Funding, LLC, Series 2024-1, Class A1, 5.49% 2/18/2039[7,14]	7,780	7,847
Wheels Fleet Lease Funding, LLC, Series 2024-2A, Class A1, 4.87% 6/21/2039[7,14]	6,765	6,777
Wheels Fleet Lease Funding, LLC, Series 2024-3A, Class A1, 4.80% 9/18/2039[7,14]	6,181	6,180
Wind River CLO, Ltd., Series 2015-1A, Class A1R3, (3-month USD CME Term SOFR + 1.20%) 5.817% 10/20/2030[7,8,14]	3,610	3,610
Wind River CLO, Ltd., Series 2015-1, Class BR3, (3-month USD CME Term SOFR + 1.80%) 6.417% 10/20/2030[7,8,14]	8,000	8,019
Wingspire Equipment Finance, LLC, Series 2024-1A, Class A2, 4.99% 9/20/2032[7,14]	1,415	1,417
World Financial Network Credit Card Master Trust, Series 2023-A, Class A, 5.02% 3/15/2030[14]	17,652	17,734
World OMNI Select Auto Trust, Series 2024-A, Class A2A, 5.37% 2/15/2028[14]	7,359	7,391
World OMNI Select Auto Trust, Series 2024-A, Class A3, 4.98% 2/15/2030[14]	7,476	7,510
		2,130,613
Municipals 0.26% Illinois 0.22%
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2010-C, 6.319% 11/1/2029	28,045	28,365
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2015-C, 5.25% 12/1/2039	120	120
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2009-E, 6.138% 12/1/2039	54,555	52,183
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2010-D, 6.519% 12/1/2040	11,385	11,123
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Qualified School Construction Bonds), Series 2009-G, 1.75% 12/15/2025	23,140	22,221
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2017-C, 5.00% 12/1/2026	110	112
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2018-A, 5.00% 12/1/2026	100	102
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2018-A, Assured Guaranty Municipal insured, 5.00% 12/1/2028	650	684
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2018-C, Assured Guaranty Municipal insured, 5.00% 12/1/2028	800	842
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2018-A, Assured Guaranty Municipal insured, 5.00% 12/1/2029	300	315
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2018-C, Assured Guaranty Municipal insured, 5.00% 12/1/2029	550	577
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2017-C, 5.00% 12/1/2030	220	224
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2018-A, Assured Guaranty Municipal insured, 5.00% 12/1/2030	200	209
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2017-D, 5.00% 12/1/2031	100	102
The Income Fund of America — Page 60 of 69

unaudited
Bonds, notes & other debt instruments (continued) Municipals (continued) Illinois (continued)	Principal amount (000)	Value (000)
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2018-A, Assured Guaranty Municipal insured, 5.00% 12/1/2031	USD350	$364
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2018-A, Assured Guaranty Municipal insured, 5.00% 12/1/2032	350	364
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2018-A, Assured Guaranty Municipal insured, 5.00% 12/1/2033	200	208
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2017-H, 5.00% 12/1/2036	100	101
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2017-G, 5.00% 12/1/2044	140	138
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2017-H, 5.00% 12/1/2046	390	382
City of Chicago, School Reform Board of Trustees of the Board of Education, Unlimited Tax G.O. Bonds (Dedicated Tax Rev.), Series 2012-A, 5.00% 12/1/2042	190	187
City of Chicago, School Reform Board of Trustees of the Board of Education, Unlimited Tax G.O. Bonds (Dedicated Tax Rev.), Capital Appreciation Bonds, Series 1998-B-1, National insured, 0% 12/1/2031	350	260
G.O. Bonds, Series 2013-B, 4.91% 4/1/2027	1,100	1,106
G.O. Bonds, Pension Funding, Series 2003, 5.10% 6/1/2033	146,720	146,711
G.O. Bonds, Taxable Build America Bonds, Series 2010-1, 6.63% 2/1/2035	3,194	3,342
G.O. Bonds, Taxable Build America Bonds, Series 2010-3, 6.725% 4/1/2035	3,808	4,005
G.O. Bonds, Taxable Build America Bonds, Series 2010-5, 7.35% 7/1/2035	275	299
		274,646
Massachusetts 0.00%
Educational Fncg. Auth., Education Loan Rev. Bonds, Series 2024-A, 6.352% 7/1/2049	7,100	7,325
Ohio 0.02%
Cleveland-Cuyahoga Port Auth., Federal Lease Rev. Bonds (VA Cleveland Health Care Center Project), Series 2021, 4.425% 5/1/2031	27,220	24,303
Wisconsin 0.02%
Public Fin. Auth., Federal Lease Rev. Bonds (Fort Sam Acquisition Fncg.), Series 2022, 4.95% 3/1/2034	22,485	21,660
Total municipals		327,934
Bonds & notes of governments & government agencies outside the U.S. 0.15%
Abu Dhabi (Emirate of) 2.50% 4/16/2025[7]	7,800	7,718
Abu Dhabi (Emirate of) 1.70% 3/2/2031[7]	1,700	1,435
Abu Dhabi (Emirate of) 3.875% 4/16/2050[7]	5,350	4,283
Chile (Republic of) 4.85% 1/22/2029	9,135	9,165
Colombia (Republic of) 7.50% 2/2/2034	9,656	9,580
Colombia (Republic of) 8.00% 11/14/2035	14,314	14,512
Morocco (Kingdom of) 3.00% 12/15/2032[7]	6,000	4,964
Morocco (Kingdom of) 4.00% 12/15/2050[7]	6,000	4,169
OMERS Finance Trust 3.50% 4/19/2032[7]	7,941	7,353
OMERS Finance Trust 4.00% 4/19/2052[7]	7,941	6,431
Panama (Republic of) 7.50% 3/1/2031	4,015	4,228
Panama (Republic of) 2.252% 9/29/2032	8,741	6,410
Panama (Republic of) 8.00% 3/1/2038	3,025	3,195
Panama (Republic of) 4.50% 1/19/2063	2,065	1,309
Peru (Republic of) 1.862% 12/1/2032	8,550	6,648
Peru (Republic of) 5.875% 8/8/2054	3,665	3,632
The Income Fund of America — Page 61 of 69

unaudited
Bonds, notes & other debt instruments (continued) Bonds & notes of governments & government agencies outside the U.S. (continued)	Principal amount (000)	Value (000)
Peru (Republic of) 2.78% 12/1/2060	USD12,800	$7,171
Sharjah Sukuk Programme, Ltd. 5.433% 4/17/2035[7]	5,440	5,422
United Mexican States 2.659% 5/24/2031	9,162	7,620
United Mexican States 4.875% 5/19/2033	3,912	3,608
United Mexican States 3.50% 2/12/2034	17,988	14,655
United Mexican States 6.00% 5/7/2036	58,740	57,134
United Mexican States 3.771% 5/24/2061	5,180	3,129
		193,771
Total bonds, notes & other debt instruments (cost: $30,110,655,000)		29,687,318
Short-term securities 4.12% Money market investments 4.08%	Shares
Capital Group Central Cash Fund 4.87%[2,18]	51,919,500	5,191,950
Money market investments purchased with collateral from securities on loan 0.04%
Capital Group Central Cash Fund 4.87%[2,18,19]	196,470	19,647
Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 4.77%[18,19]	16,268,819	16,269
RBC Funds Trust – U.S. Government Money Market Fund, RBC Institutional Class 1 4.77%[18,19]	5,000,000	5,000
BlackRock Liquidity Funds – FedFund, Institutional Shares 4.76%[18,19]	3,500,000	3,500
Dreyfus Treasury Obligations Cash Management, Institutional Shares 4.72%[18,19]	3,500,000	3,500
Morgan Stanley Institutional Liquidity Funds – Government Portfolio, Institutional Class 4.78%[18,19]	3,040,889	3,041
		50,957
Total short-term securities (cost: $5,242,866,000)		5,242,907
Total investment securities 99.97% (cost: $95,074,338,000)		127,235,798
Other assets less liabilities 0.03%		44,528
Net assets 100.00%		$127,280,326
Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 10/31/2024 (000)
3 Month SOFR Futures	Short	190	3/19/2025	USD(45,419)	$209
2 Year U.S. Treasury Note Futures	Long	11,255	1/6/2025	2,317,914	(26,986)
5 Year U.S. Treasury Note Futures	Long	9,175	12/31/2024	983,875	(20,060)
10 Year Ultra U.S. Treasury Note Futures	Long	7,044	12/31/2024	801,255	(33,139)
10 Year U.S. Treasury Note Futures	Short	472	12/31/2024	(52,141)	735
20 Year U.S. Treasury Bond Futures	Short	949	12/31/2024	(111,952)	6,206
30 Year Ultra U.S. Treasury Bond Futures	Long	3,248	12/31/2024	408,030	(16,408)
					$(89,443)
The Income Fund of America — Page 62 of 69

unaudited
Forward currency contracts

Contract amount				Counterparty	Settlement date	Unrealized appreciation (depreciation) at 10/31/2024 (000)
Currency purchased (000)		Currency sold (000)
USD	354,964	EUR	325,000	BNP Paribas	11/18/2024	$1,175
Swap contracts

Interest rate swaps
Centrally cleared interest rate swaps
Receive		Pay		Expiration date	Notional amount (000)	Value at 10/31/2024 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 10/31/2024 (000)
Rate	Payment frequency	Rate	Payment frequency
4.7325%	Annual	SOFR	Annual	5/7/2026	USD547,100	$5,458	$—	$5,458
4.7315%	Annual	SOFR	Annual	5/8/2026	281,600	2,813	—	2,813
4.741%	Annual	SOFR	Annual	5/10/2026	758,752	7,746	—	7,746
						$16,017	$—	$16,017
Credit default swaps
Centrally cleared credit default swaps on credit indices — buy protection
Reference index	Financing rate paid	Payment frequency	Expiration date	Notional amount (000)	Value at 10/31/2024 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 10/31/2024 (000)
CDX.NA.HY.42	5.00%	Quarterly	6/20/2029	USD170,030	$(12,423)	$(13,264)	$841
CDX.NA.IG.43	1.00%	Quarterly	12/20/2029	36,621	(779)	(823)	44
					$(13,202)	$(14,087)	$885
Centrally cleared credit default swaps on credit indices — sell protection
Reference index	Financing rate received	Payment frequency	Expiration date	Notional amount[20] (000)	Value at 10/31/2024[21] (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 10/31/2024 (000)
CDX.NA.HY.43	5.00%	Quarterly	12/20/2029	USD97,000	$6,682	$7,047	$(365)
Investments in affiliates2

	Value at 8/1/2024 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 10/31/2024 (000)	Dividend or interest income (000)
Common stocks 0.47%
Financials 0.07%
Islandsbanki hf.	$75,545	$—	$569	$(96)	$17,823	$92,703	$—
Consumer staples 0.01%
Viva Wine Group AB1	19,375	—	—	—	(1,382)	17,993	—
Health care 0.04%
Rotech Healthcare, Inc.[3,5,6]	50,336	—	—	—	—	50,336	—
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Investments in affiliates2 (continued)

	Value at 8/1/2024 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 10/31/2024 (000)	Dividend or interest income (000)
Information technology 0.17%
Diebold Nixdorf, Inc.[5]	$196,917	$—	$—	$—	$12,344	$209,261	$—
Utilities 0.00%
Brookfield Infrastructure Partners, LP22	946,060	—	236,931	(53,832)	111,455	—	10,659
Consumer discretionary 0.16%
Domino’s Pizza Group PLC	127,988	—	—	—	(8,882)	119,106	1,377
Puuilo OYJ	60,516	—	—	—	(5,254)	55,262	1,140
Party City Holdco, Inc.[3,5]	27,288	—	—	—	(1,002)	26,286	—
Party City Holdco, Inc.[3,5,7]	273	—	—	—	(11)	262	—
						200,916
Materials 0.02%
Venator Materials PLC[3,5]	36,351	—	—	—	(8,768)	27,583	—
Total common stocks						598,792
Bonds, notes & other debt instruments 0.19%
Consumer discretionary 0.02%
Party City Holdings, Inc. 12.00% PIK 1/11/2029[7,9]	28,337	851	—	—	39	29,227	953
Information technology 0.17%
Diebold Nixdorf, Inc., Term Loan, (3-month USD CME Term SOFR + 7.50%) 12.304% 8/11/2028[7,8,11]	215,994	—	—	—	(3,456)	212,538	6,824
Total bonds, notes & other debt instruments						241,765
Short-term securities 4.09%
Money market investments 4.08%
Capital Group Central Cash Fund 4.87%[18]	7,436,255	1,790,884	4,035,563	686	(312)	5,191,950	92,201
Money market investments purchased with collateral from securities on loan 0.01%
Capital Group Central Cash Fund 4.87%[18,19]	1,905	17,742 [23]				19,647	— [24]
Total short-term securities						5,211,597
Total 4.75%				$(53,242)	$112,594	$6,052,154	$113,154
Restricted securities6

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
Rotech Healthcare, Inc.[2,3,5]	11/26/2014	$19,660	$50,336	.04%
Ascent Resources - Utica, LLC, Class A3	4/25/2016-11/15/2016	56,848	40,030.03
Finastra USA, Inc., Term Loan B, (3-month USD CME Term SOFR + 7.25%) 12.181% 9/13/2029[8,11]	9/13/2023	32,973	33,726.03
Finastra USA, Inc., Term Loan, (3-month USD CME Term SOFR + 7.25%) 12.181% 9/13/2029[8,11]	9/13/2023-9/13/2024	1,250	1,256	.00 [25]
Wolfspeed, Inc. 9.875% 6/23/2030 (10.875% on 6/23/2026)[10]	6/23/2023	11,235	11,050.01
Wolfspeed, Inc. 9.875% 6/23/2030 (10.875% on 6/23/2025)[10]	10/22/2024	8,685	8,679.01
AH Parent, Inc., Class A, 10.50% perpetual cumulative preferred shares[3,5,9]	9/27/2024	17,701	17,970.01
Total		$148,352	$163,047	.13%

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unaudited
[1]	All or a portion of this security was on loan. The total value of all such securities was $140,490,000, which represented .11% of the net assets of the fund.
[2]	Affiliate of the fund or part of the same “group of investment companies“ as the fund, as defined under the Investment Company Act of 1940, as amended.
[3]	Value determined using significant unobservable inputs.
[4]	Amount less than one thousand.
[5]	Security did not produce income during the last 12 months.
[6]
Restricted security, other than Rule 144A securities or commercial paper issued pursuant to Section 4(a)(2) of the Securities Act of 1933. The total value of all such restricted securities was $163,047,000, which represented .13% of the net assets of the fund.

[7]
Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $13,756,958,000, which represented 10.81% of the net assets of the fund.

[8]
Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.

[9]	Payment in kind; the issuer has the option of paying additional securities in lieu of cash. Payment methods and rates are as of the most recent payment when available.
[10]	Step bond; coupon rate may change at a later date.
[11]
Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $926,016,000, which represented .73% of the net assets of the fund.

[12]	Securities referencing LIBOR are expected to transition to an alternative reference rate by the security’s next scheduled coupon reset date.
[13]	Scheduled interest and/or principal payment was not received.
[14]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[15]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $86,110,000, which represented .07% of the net assets of the fund.
[16]	Purchased on a TBA basis.
[17]	Index-linked bond whose principal amount moves with a government price index.
[18]	Rate represents the seven-day yield at 10/31/2024.
[19]	Security purchased with cash collateral from securities on loan.
[20]	The maximum potential amount the fund may pay as a protection seller should a credit event occur.
[21]
The prices and resulting values for credit default swap indices serve as an indicator of the current status of the payment/performance risk. As the value of a sell protection credit default swap increases or decreases, when compared to the notional amount of the swap, the payment/performance risk may decrease or increase, respectively.

[22]	Affiliated issuer during the reporting period but no longer an affiliate at 10/31/2024. Refer to the investment portfolio for the security value at 10/31/2024.
[23]	Represents net activity.
[24]	Dividend income is included with securities lending income and is not shown in this table.
[25]	Amount less than .01%.
The Income Fund of America — Page 65 of 69

unaudited
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities, including depositary receipts, are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
Fixed-income securities, including short-term securities, are generally valued at evaluated prices obtained from third-party pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities
Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds“), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information. Exchange-traded futures are generally valued at the official settlement price of the exchange or market on which such instruments are traded, as of the close of business on the day the futures are being valued. The average month-end notional amount of futures contracts while held was $8,757,348,000. Forward currency contracts are valued based on the spot and forward exchange rates obtained from a third-party pricing vendor. The average month-end notional amount of open forward currency contracts while held was $430,716,000. Swaps are generally valued using evaluated prices obtained from third-party pricing vendors who calculate these values based on market inputs that may include the yields of the indices referenced in the instrument and the relevant curve, dealer quotes, default probabilities and recovery rates, and terms of the contract. The average month-end notional amounts of interest rate swaps and credit default swaps while held were $1,273,494,000 and $330,043,000, respectively.
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unaudited
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by the fund’s investment adviser and approved by the board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security, restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, dealer or broker quotes, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security, and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has designated the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Committee”) to administer, implement and oversee the fair valuation process and to make fair value decisions. The Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Committee reviews changes in fair value measurements from period to period, pricing vendor information and market data, and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group. The Committee reports changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The tables on the following page present the fund’s valuation levels as of October 31, 2024 (dollars in thousands):
The Income Fund of America — Page 67 of 69

unaudited

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Financials	$15,850,746	$4,231,864	$— *	$20,082,610
Consumer staples	9,371,465	1,378,473	—	10,749,938
Health care	6,783,306	2,242,710	50,336	9,076,352
Industrials	4,999,190	3,557,988	—	8,557,178
Information technology	6,253,241	2,156,586	—	8,409,827
Energy	7,436,230	787,881	47,707	8,271,818
Utilities	5,021,476	1,659,309	—	6,680,785
Consumer discretionary	4,268,299	1,550,768	26,548	5,845,615
Communication services	2,858,400	2,097,645	—	4,956,045
Real estate	4,247,359	189,399	10,221	4,446,979
Materials	3,291,140	957,654	27,583	4,276,377
Preferred securities	87,228	1,233	23,360	111,821
Rights & warrants	—	—	— *	— *
Convertible stocks	809,732	—	—	809,732
Convertible bonds & notes	—	30,496	—	30,496
Bonds, notes & other debt instruments:
Corporate bonds, notes & loans	—	20,253,329	11,536	20,264,865
Mortgage-backed obligations	—	4,490,402	23,960	4,514,362
U.S. Treasury bonds & notes	—	2,255,773	—	2,255,773
Asset-backed obligations	—	2,120,243	10,370	2,130,613
Municipals	—	327,934	—	327,934
Bonds & notes of governments & government agencies outside the U.S.	—	193,771	—	193,771
Short-term securities	5,242,907	—	—	5,242,907
Total	$76,520,719	$50,483,458	$231,621	$127,235,798

	Other investments†
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$7,150	$—	$—	$7,150
Unrealized appreciation on open forward currency contracts	—	1,175	—	1,175
Unrealized appreciation on centrally cleared interest rate swaps	—	16,017	—	16,017
Unrealized appreciation on centrally cleared credit default swaps	—	885	—	885
Liabilities:
Unrealized depreciation on futures contracts	(96,593)	—	—	(96,593)
Unrealized depreciation on centrally cleared credit default swaps	—	(365)	—	(365)
Total	$(89,443)	$17,712	$—	$(71,731)
*
Amount less than one thousand.
†
Futures contracts, forward currency contracts, interest rate swaps and credit default swaps are not included in the fund’s investment portfolio.
The Income Fund of America — Page 68 of 69

unaudited

Key to abbreviation(s)
ADR = American Depositary Receipts
Assn. = Association
Auth. = Authority
CAD = Canadian dollars
CLO = Collateralized Loan Obligations
CME = CME Group
CMO = Collateralized Mortgage Obligations
DAC = Designated Activity Company
EUR = Euros
Fin. = Finance
Fncg. = Financing
G.O. = General Obligation
GBP = British pounds
LIBOR = London Interbank Offered Rate
PIK = Payment In Kind
Ref. = Refunding
REIT = Real Estate Investment Trust
Rev. = Revenue
SOFR = Secured Overnight Financing Rate
TBA = To be announced
USD = U.S. dollars
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.
All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.
Capital Client Group, Inc., member FINRA.
© 2024 Capital Group. All rights reserved.
MFGEFP1-006-1224
The Income Fund of America — Page 69 of 69